American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives Disciplined Long Short Fund
March 31, 2019

AC Alternatives Disciplined Long Short - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 107.2%
Aerospace and Defense — 1.8%
Boeing Co. (The)	1,515	577,851
Curtiss-Wright Corp.	449	50,890
Raytheon Co.	1,649	300,250
		928,991
Air Freight and Logistics — 0.9%
CH Robinson Worldwide, Inc.	5,494	477,923
Banks — 7.3%
Bank of Commerce Holdings	11,408	120,354
C&F Financial Corp.	1,208	61,125
Central Pacific Financial Corp.	12,938	373,132
Central Valley Community Bancorp	9,063	177,182
Comerica, Inc.(1)	11,271	826,390
East West Bancorp, Inc.	2,663	127,744
Fifth Third Bancorp	15,615	393,810
Independent Bank Corp.	19,047	409,511
Orrstown Financial Services, Inc.	6,180	114,886
Pacific City Financial Corp.	8,909	155,462
SVB Financial Group(2)	675	150,093
United Community Banks, Inc.	16,071	400,650
Wells Fargo & Co.	614	29,668
West Bancorporation, Inc.	18,004	372,323
		3,712,330
Beverages — 1.3%
Coca-Cola Co. (The)	9,451	442,874
PepsiCo, Inc.	1,952	239,217
		682,091
Biotechnology — 4.1%
AbbVie, Inc.	2,055	165,612
Acorda Therapeutics, Inc.(2)	5,801	77,095
Alexion Pharmaceuticals, Inc.(2)	601	81,243
Amgen, Inc.	2,081	395,348
Biogen, Inc.(2)	1,157	273,492
Celgene Corp.(2)	2,684	253,209
Eagle Pharmaceuticals, Inc.(2)	618	31,203
Genomic Health, Inc.(2)	1,984	138,979
Halozyme Therapeutics, Inc.(2)	8,240	132,664
Incyte Corp.(2)	3,046	261,987
Inovio Pharmaceuticals, Inc.(2)	10,214	38,098
Neurocrine Biosciences, Inc.(2)	391	34,447
Puma Biotechnology, Inc.(2)	2,520	97,751
Veracyte, Inc.(2)	3,136	78,463
		2,059,591

Building Products — 0.1%
CSW Industrials, Inc.(2)	478	27,385
Capital Markets — 2.4%
Ameriprise Financial, Inc.	1,160	148,596
Artisan Partners Asset Management, Inc., Class A	1,475	37,126
Evercore, Inc., Class A	847	77,077
LPL Financial Holdings, Inc.	5,701	397,074
Piper Jaffray Cos.	3,331	242,597
SEI Investments Co.	3,655	190,974
Silvercrest Asset Management Group, Inc., Class A	7,652	109,041
		1,202,485
Chemicals — 1.6%
AdvanSix, Inc.(2)	4,945	141,279
Kraton Corp.(2)	2,325	74,818
Mitsubishi Chemical Holdings Corp.	41,600	292,547
OMNOVA Solutions, Inc.(2)	3,991	28,017
Showa Denko KK	6,100	214,103
Tokuyama Corp.	3,000	70,703
		821,467
Commercial Services and Supplies — 3.7%
Aggreko plc	20,021	205,273
Knoll, Inc.	1,700	32,147
McGrath RentCorp	1,981	112,065
MSA Safety, Inc.	2,879	297,689
Republic Services, Inc.(1)	11,346	911,991
Tetra Tech, Inc.	2,459	146,532
Waste Management, Inc.	1,648	171,244
		1,876,941
Communications Equipment — 0.3%
Lumentum Holdings, Inc.(2)	734	41,500
Quantenna Communications, Inc.(2)	3,918	95,325
		136,825
Construction and Engineering — 1.1%
EMCOR Group, Inc.	7,247	529,611
Kumagai Gumi Co. Ltd.	1,200	37,463
		567,074
Consumer Finance — 1.5%
Discover Financial Services	4,068	289,479
Enova International, Inc.(2)	2,641	60,268
Green Dot Corp., Class A(2)	1,840	111,596
Regional Management Corp.(2)	2,039	49,792
Synchrony Financial	7,111	226,841
		737,976
Distributors — 0.3%
Core-Mark Holding Co., Inc.	4,236	157,283
Diversified Financial Services — 0.6%
EXOR NV	3,624	235,376
On Deck Capital, Inc.(2)	8,708	47,197

ORIX Corp.	2,500	35,855
		318,428
Diversified Telecommunication Services — 0.2%
Telefonica SA	10,481	87,814
Electric Utilities — 0.7%
CLP Holdings Ltd.	9,500	110,128
Contact Energy Ltd.	47,696	225,418
		335,546
Electrical Equipment — 1.5%
Atkore International Group, Inc.(2)	1,574	33,888
AZZ, Inc.	3,301	135,110
Generac Holdings, Inc.(2)	4,823	247,082
Rockwell Automation, Inc.	2,021	354,605
		770,685
Electronic Equipment, Instruments and Components — 2.4%
CDW Corp.	3,036	292,579
FLIR Systems, Inc.	3,268	155,492
National Instruments Corp.	9,020	400,127
Zebra Technologies Corp., Class A(2)	1,847	387,002
		1,235,200
Energy Equipment and Services — 0.9%
Halliburton Co.	2,278	66,745
Helix Energy Solutions Group, Inc.(2)	18,413	145,647
Matrix Service Co.(2)	1,255	24,573
Saipem SpA(2)	39,691	209,928
SBM Offshore NV	1,486	28,263
		475,156
Entertainment — 0.4%
Daiichikosho Co., Ltd.	600	30,642
Electronic Arts, Inc.(2)	1,950	198,178
		228,820
Equity Real Estate Investment Trusts (REITs) — 4.4%
CareTrust REIT, Inc.	6,950	163,047
CoreSite Realty Corp.	345	36,922
GEO Group, Inc. (The)	25,582	491,174
Host Hotels & Resorts, Inc.	3,998	75,562
Lexington Realty Trust	27,016	244,765
Link REIT	29,000	339,136
PS Business Parks, Inc.(1)	5,725	897,852
		2,248,458
Food and Staples Retailing — 0.1%
Performance Food Group Co.(2)	794	31,474
Food Products — 0.3%
Inghams Group Ltd.	52,405	162,608
Health Care Equipment and Supplies — 3.7%
Accuray, Inc.(2)	20,052	95,648
Cardiovascular Systems, Inc.(2)	2,819	108,982
CONMED Corp.	3,587	298,367
DexCom, Inc.(2)	403	47,997

Globus Medical, Inc., Class A(2)	1,546	76,388
Hill-Rom Holdings, Inc.	2,362	250,041
ICU Medical, Inc.(2)	1,282	306,821
Integer Holdings Corp.(2)	3,223	243,079
Masimo Corp.(2)	826	114,219
NuVasive, Inc.(2)	3,747	212,792
OraSure Technologies, Inc.(2)	2,591	28,890
Orthofix Medical, Inc.(2)	610	34,410
Surmodics, Inc.(2)	797	34,654
Varian Medical Systems, Inc.(2)	213	30,186
		1,882,474
Health Care Providers and Services — 2.2%
Amedisys, Inc.(2)	673	82,954
CorVel Corp.(2)	1,683	109,799
Ensign Group, Inc. (The)	1,951	99,872
HCA Healthcare, Inc.	378	49,283
UnitedHealth Group, Inc.	3,177	785,545
		1,127,453
Health Care Technology — 0.4%
Computer Programs & Systems, Inc.	2,515	74,670
HealthStream, Inc.(2)	4,175	117,151
		191,821
Hotels, Restaurants and Leisure — 2.6%
BJ's Restaurants, Inc.	1,128	53,332
Bloomin' Brands, Inc.	1,753	35,849
Darden Restaurants, Inc.	1,499	182,083
Extended Stay America, Inc.	25,752	462,248
Nathan's Famous, Inc.	969	66,280
Ruth's Hospitality Group, Inc.	4,705	120,401
Sands China Ltd.	33,200	166,847
Speedway Motorsports, Inc.	8,055	116,556
Texas Roadhouse, Inc.	988	61,444
Town Sports International Holdings, Inc.(2)	6,125	29,155
		1,294,195
Household Durables — 1.0%
Nikon Corp.	2,500	35,211
NVR, Inc.(2)	62	171,554
PulteGroup, Inc.	8,257	230,866
Sony Corp.	600	25,147
TomTom NV(2)	3,197	26,868
		489,646
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc.	1,854	78,758
Insurance — 3.4%
James River Group Holdings Ltd.	8,114	325,209
Progressive Corp. (The)(1)	11,888	857,006
Travelers Cos., Inc. (The)	1,520	208,483
Unipol Gruppo SpA	63,551	316,521
		1,707,219

Interactive Media and Services — 4.2%
Alphabet, Inc., Class A(2)	321	377,782
Alphabet, Inc., Class C(1)(2)	687	806,064
Care.com, Inc.(2)	6,975	137,826
Facebook, Inc., Class A(1)(2)	4,595	765,940
Liberty TripAdvisor Holdings, Inc., Class A(2)	2,464	34,964
		2,122,576
Internet and Direct Marketing Retail — 2.3%
Amazon.com, Inc.(2)	518	922,429
eBay, Inc.	6,403	237,807
		1,160,236
IT Services — 2.9%
Akamai Technologies, Inc.(2)	996	71,423
Carbonite, Inc.(2)	1,531	37,984
EVERTEC, Inc.	2,867	79,731
Fidelity National Information Services, Inc.	1,538	173,948
International Business Machines Corp.	1,376	194,154
Mastercard, Inc., Class A	887	208,844
MAXIMUS, Inc.	794	56,358
TTEC Holdings, Inc.	1,020	36,955
Visa, Inc., Class A(1)	3,976	621,011
		1,480,408
Leisure Products — 0.1%
MasterCraft Boat Holdings, Inc.(2)	1,451	32,749
Life Sciences Tools and Services — 1.6%
Bio-Rad Laboratories, Inc., Class A(2)	93	28,428
Evotec AG(2)	2,997	79,643
Thermo Fisher Scientific, Inc.(1)	2,482	679,373
		787,444
Machinery — 0.8%
Gardner Denver Holdings, Inc.(2)	6,706	186,494
Global Brass & Copper Holdings, Inc.	4,419	152,190
Graham Corp.	2,703	53,060
		391,744
Metals and Mining — 3.8%
Anglo American plc	10,155	271,604
BHP Group Ltd.	7,374	201,530
BHP Group plc	11,116	267,641
Compass Minerals International, Inc.	2,840	154,411
Evraz plc	3,697	29,873
Freeport-McMoRan, Inc.	2,737	35,280
Iluka Resources Ltd.	14,140	90,361
Northern Star Resources Ltd.	4,004	25,445
Royal Gold, Inc.	2,584	234,963
St. Barbara Ltd.	91,298	218,464
Steel Dynamics, Inc.	11,452	403,912
		1,933,484
Multi-Utilities — 0.1%
RWE AG	1,316	35,282

Oil, Gas and Consumable Fuels — 2.9%
Aker BP ASA	2,333	83,042
Cabot Oil & Gas Corp.	3,677	95,970
Continental Resources, Inc.(2)	6,529	292,303
CVR Energy, Inc.	7,056	290,707
EOG Resources, Inc.	4,098	390,048
Etablissements Maurel et Prom(2)	6,375	24,493
Isramco, Inc.(2)	249	28,137
Lundin Petroleum AB	1,105	37,414
Midstates Petroleum Co., Inc.(2)	11,873	115,999
Phillips 66	984	93,647
Renewable Energy Group, Inc.(2)	1,250	27,450
		1,479,210
Paper and Forest Products — 0.4%
Domtar Corp.	3,680	182,712
Personal Products — 1.7%
Edgewell Personal Care Co.(2)	10,034	440,392
elf Beauty, Inc.(2)	5,390	57,134
Herbalife Nutrition Ltd.(2)	3,574	189,386
USANA Health Sciences, Inc.(2)	1,818	152,476
		839,388
Pharmaceuticals — 3.4%
Allergan plc	213	31,185
Bristol-Myers Squibb Co.	4,294	204,867
Eli Lilly & Co.	3,853	499,965
Horizon Pharma plc(2)	6,271	165,743
Mylan NV(2)	10,969	310,861
Sawai Pharmaceutical Co. Ltd.	2,300	133,024
Zoetis, Inc.	3,718	374,291
		1,719,936
Professional Services — 1.7%
ASGN, Inc.(2)	749	47,554
BG Staffing, Inc.	1,316	28,741
Heidrick & Struggles International, Inc.	1,468	56,268
Kforce, Inc.	3,233	113,543
Korn Ferry	2,246	100,576
Robert Half International, Inc.	6,891	449,018
TrueBlue, Inc.(2)	1,957	46,264
		841,964
Real Estate Management and Development — 2.1%
CK Asset Holdings Ltd.	40,500	360,117
HFF, Inc., Class A	1,778	84,900
Jones Lang LaSalle, Inc.	280	43,170
Kerry Properties Ltd.	43,000	191,995
Sun Hung Kai Properties Ltd.	13,000	223,071
Swire Properties Ltd.	8,400	36,115
Wharf Holdings Ltd. (The)	41,000	123,784
		1,063,152

Road and Rail — 1.0%
ArcBest Corp.	4,500	138,555
CSX Corp.	3,220	240,920
Schneider National, Inc., Class B	3,358	70,686
YRC Worldwide, Inc.(2)	7,329	49,031
		499,192
Semiconductors and Semiconductor Equipment — 3.3%
Cirrus Logic, Inc.(2)	2,305	96,971
Cypress Semiconductor Corp.	2,235	33,346
Inphi Corp.(2)	941	41,159
Intel Corp.(1)	14,108	757,600
Lattice Semiconductor Corp.(2)	9,585	114,349
ON Semiconductor Corp.(2)	16,600	341,462
Qorvo, Inc.(2)	1,174	84,211
Xilinx, Inc.	1,567	198,680
		1,667,778
Software — 9.6%
A10 Networks, Inc.(2)	11,773	83,471
Adobe, Inc.(2)	105	27,981
Agilysys, Inc.(2)	2,082	44,076
Box, Inc., Class A(2)	7,678	148,262
Cadence Design Systems, Inc.(2)	5,914	375,598
CommVault Systems, Inc.(2)	2,796	181,013
Cornerstone OnDemand, Inc.(2)	2,327	127,473
Fortinet, Inc.(2)	327	27,458
Intuit, Inc.(1)	2,394	625,816
LogMeIn, Inc.	857	68,646
Microsoft Corp.(1)	7,750	914,035
Model N, Inc.(2)	3,385	59,373
Oracle Corp. (New York)(1)	13,176	707,683
Paylocity Holding Corp.(2)	816	72,779
Progress Software Corp.	4,920	218,300
Proofpoint, Inc.(2)	936	113,658
Synopsys, Inc.(2)	365	42,030
Teradata Corp.(2)	6,859	299,395
Verint Systems, Inc.(2)	4,344	260,032
VMware, Inc., Class A	2,441	440,625
		4,837,704
Specialty Retail — 2.5%
AutoZone, Inc.(2)	578	591,941
Conn's, Inc.(2)	2,548	58,247
MarineMax, Inc.(2)	3,211	61,523
Murphy USA, Inc.(2)	701	60,020
O'Reilly Automotive, Inc.(2)	335	130,081
Ross Stores, Inc.	3,615	336,556
Ulta Beauty, Inc.(2)	122	42,545
		1,280,913
Technology Hardware, Storage and Peripherals — 2.1%
Apple, Inc.(1)	4,913	933,224

Dell Technologies, Inc., Class C(2)	512	30,049
NetApp, Inc.	1,773	122,940
		1,086,213
Textiles, Apparel and Luxury Goods — 2.3%
Columbia Sportswear Co.	2,042	212,735
Deckers Outdoor Corp.(2)	3,896	572,673
Movado Group, Inc.	1,141	41,510
NIKE, Inc., Class B	999	84,126
Tapestry, Inc.	7,385	239,939
		1,150,983
Thrifts and Mortgage Finance — 3.4%
Bank7 Corp.(2)	7,876	136,806
Essent Group Ltd.(2)	8,739	379,710
Flagstar Bancorp, Inc.	9,219	303,489
FS Bancorp, Inc.	2,579	130,188
NMI Holdings, Inc., Class A(2)	4,123	106,662
Riverview Bancorp, Inc.	17,873	130,652
Sterling Bancorp, Inc.	38,156	386,902
Walker & Dunlop, Inc.	3,073	156,446
		1,730,855
Tobacco — 0.4%
Altria Group, Inc.	3,595	206,461
Trading Companies and Distributors — 2.7%
HD Supply Holdings, Inc.(1)(2)	16,316	707,299
Sojitz Corp.	59,700	210,078
W.W. Grainger, Inc.	1,433	431,233
		1,348,610
Wireless Telecommunication Services — 0.6%
NTT DOCOMO, Inc.	6,600	145,989
Shenandoah Telecommunications Co.	3,626	160,849
		306,838
TOTAL COMMON STOCKS (Cost $48,087,941)		54,239,949
TEMPORARY CASH INVESTMENTS†
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $18,251), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $17,891)		17,887
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,999	2,999
TOTAL TEMPORARY CASH INVESTMENTS (Cost $20,886)		20,886
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 107.2% (Cost $48,108,827)		54,260,835
COMMON STOCKS SOLD SHORT — (54.6)%
Aerospace and Defense — (0.7)%
Arconic, Inc.	(4,465)	(85,326)
BWX Technologies, Inc.	(4,038)	(200,204)
Triumph Group, Inc.	(3,854)	(73,457)
		(358,987)
Auto Components — (0.2)%
LCI Industries	(611)	(46,937)

Lear Corp.	(235)	(31,892)
		(78,829)
Banks — (7.4)%
Allegiance Bancshares, Inc.	(9,973)	(336,290)
Amalgamated Bank, Class A	(2,254)	(35,275)
Bank of Princeton (The)	(1,121)	(35,569)
Blue Hills Bancorp, Inc.	(18,154)	(433,881)
BOK Financial Corp.	(1,237)	(100,877)
Equity Bancshares, Inc., Class A	(4,278)	(123,206)
HarborOne Bancorp, Inc.	(19,118)	(328,830)
Howard Bancorp, Inc.	(18,871)	(279,480)
Investar Holding Corp.	(5,048)	(114,640)
MVB Financial Corp.	(2,520)	(38,430)
Old Line Bancshares, Inc.	(18,867)	(470,354)
Origin Bancorp, Inc.	(3,627)	(123,499)
Pinnacle Financial Partners, Inc.	(12,996)	(710,881)
Preferred Bank	(735)	(33,053)
Reliant Bancorp, Inc.	(4,470)	(99,770)
Seacoast Banking Corp. of Florida	(6,199)	(163,344)
Select Bancorp, Inc.	(4,628)	(52,620)
Triumph Bancorp, Inc.	(9,296)	(273,210)
		(3,753,209)
Beverages — (0.8)%
Brown-Forman Corp., Class B	(7,451)	(393,264)
Biotechnology — (5.4)%
Aeglea BioTherapeutics, Inc.	(4,128)	(33,230)
Aimmune Therapeutics, Inc.	(3,565)	(79,678)
Albireo Pharma, Inc.	(2,149)	(69,219)
Alder Biopharmaceuticals, Inc.	(5,757)	(78,583)
Alnylam Pharmaceuticals, Inc.	(517)	(48,314)
Amicus Therapeutics, Inc.	(5,597)	(76,119)
Apellis Pharmaceuticals, Inc.	(3,257)	(63,511)
Atara Biotherapeutics, Inc.	(3,509)	(139,483)
Audentes Therapeutics, Inc.	(2,724)	(106,290)
Avrobio, Inc.	(1,935)	(42,667)
Catalyst Pharmaceuticals, Inc.	(27,996)	(142,780)
Celcuity, Inc.	(1,480)	(32,427)
Clovis Oncology, Inc.	(1,318)	(32,713)
Deciphera Pharmaceuticals, Inc.	(2,857)	(66,311)
Fate Therapeutics, Inc.	(5,732)	(100,711)
G1 Therapeutics, Inc.	(5,062)	(84,029)
Global Blood Therapeutics, Inc.	(1,529)	(80,930)
GlycoMimetics, Inc.	(2,612)	(32,545)
Heron Therapeutics, Inc.	(1,174)	(28,693)
Immunomedics, Inc.	(4,106)	(78,876)
Insmed, Inc.	(3,031)	(88,111)
Iovance Biotherapeutics, Inc.	(3,394)	(32,277)
Karyopharm Therapeutics, Inc.	(4,689)	(27,384)
Kindred Biosciences, Inc.	(13,204)	(121,081)

Madrigal Pharmaceuticals, Inc.	(418)	(52,359)
Minerva Neurosciences, Inc.	(10,438)	(82,043)
Recro Pharma, Inc.	(3,914)	(22,936)
Repligen Corp.	(689)	(40,706)
Rhythm Pharmaceuticals, Inc.	(3,732)	(102,294)
Rubius Therapeutics, Inc.	(2,059)	(37,268)
Sage Therapeutics, Inc.	(621)	(98,770)
Sarepta Therapeutics, Inc.	(1,585)	(188,916)
Spectrum Pharmaceuticals, Inc.	(8,245)	(88,139)
Synlogic, Inc.	(8,653)	(65,676)
Syros Pharmaceuticals, Inc.	(3,027)	(27,667)
Ultragenyx Pharmaceutical, Inc.	(547)	(37,940)
Y-mAbs Therapeutics, Inc.	(8,699)	(228,001)
		(2,758,677)
Building Products — (0.7)%
AAON, Inc.	(7,599)	(350,922)
Capital Markets — (1.2)%
Ares Management Corp., Class A	(2,330)	(54,080)
Hamilton Lane, Inc., Class A	(8,202)	(357,443)
Virtus Investment Partners, Inc.	(1,406)	(137,155)
WisdomTree Investments, Inc.	(7,931)	(55,993)
		(604,671)
Chemicals — (1.0)%
International Flavors & Fragrances, Inc.	(1,552)	(199,882)
Sensient Technologies Corp.	(4,381)	(296,988)
		(496,870)
Commercial Services and Supplies — (0.7)%
Copart, Inc.	(1,647)	(99,792)
Healthcare Services Group, Inc.	(4,249)	(140,174)
Multi-Color Corp.	(2,129)	(106,216)
		(346,182)
Construction and Engineering — (0.3)%
Granite Construction, Inc.	(3,328)	(143,603)
Consumer Finance — (0.1)%
Curo Group Holdings Corp.	(2,616)	(26,238)
Containers and Packaging — (1.6)%
AptarGroup, Inc.	(895)	(95,219)
Avery Dennison Corp.	(3,254)	(367,702)
Graphic Packaging Holding Co.	(27,831)	(351,506)
		(814,427)
Distributors — (0.5)%
LKQ Corp.	(3,475)	(98,620)
Pool Corp.	(841)	(138,740)
		(237,360)
Diversified Consumer Services — (0.1)%
Service Corp., International	(1,148)	(46,092)
Electric Utilities — (0.1)%
Xcel Energy, Inc.	(1,203)	(67,621)

Electrical Equipment — (0.6)%
EnerSys	(1,680)	(109,469)
Sunrun, Inc.	(2,358)	(33,154)
TPI Composites, Inc.	(5,165)	(147,822)
		(290,445)
Electronic Equipment, Instruments and Components — (2.8)%
Amphenol Corp., Class A	(6,338)	(598,561)
Arlo Technologies, Inc.	(11,212)	(46,306)
Cognex Corp.	(2,138)	(108,739)
FARO Technologies, Inc.	(1,473)	(64,679)
IPG Photonics Corp.	(464)	(70,426)
Iteris, Inc.	(30,456)	(127,001)
Novanta, Inc.	(3,481)	(294,945)
Rogers Corp.	(583)	(92,627)
		(1,403,284)
Energy Equipment and Services — (1.3)%
KLX Energy Services Holdings, Inc.	(1,457)	(36,629)
McDermott International, Inc.	(16,621)	(123,660)
Nabors Industries Ltd.	(22,948)	(78,941)
Oil States International, Inc.	(10,321)	(175,044)
Solaris Oilfield Infrastructure, Inc., Class A	(3,134)	(51,523)
Unit Corp.	(12,823)	(182,600)
		(648,397)
Equity Real Estate Investment Trusts (REITs) — (2.6)%
Alexandria Real Estate Equities, Inc.	(5,408)	(770,964)
Equinix, Inc.	(466)	(211,173)
Gaming and Leisure Properties, Inc.	(5,179)	(199,754)
Iron Mountain, Inc.	(885)	(31,382)
ProLogis, Inc.	(1,373)	(98,787)
		(1,312,060)
Food Products — (0.6)%
J&J Snack Foods Corp.	(1,884)	(299,255)
Gas Utilities — (0.2)%
South Jersey Industries, Inc.	(3,563)	(114,265)
Health Care Equipment and Supplies — (2.3)%
AxoGen, Inc.	(4,464)	(94,012)
Cantel Medical Corp.	(1,825)	(122,074)
Insulet Corp.	(461)	(43,837)
Neogen Corp.	(2,446)	(140,376)
OrthoPediatrics Corp.	(5,896)	(260,780)
Sientra, Inc.	(5,607)	(48,108)
Teleflex, Inc.	(507)	(153,195)
Wright Medical Group NV	(9,892)	(311,103)
		(1,173,485)
Health Care Providers and Services — (0.8)%
Henry Schein, Inc.	(3,775)	(226,915)
PetIQ, Inc.	(2,130)	(66,903)
Ryman Healthcare Ltd.	(12,866)	(107,332)
		(401,150)

Health Care Technology — (0.5)%
Evolent Health, Inc., Class A	(8,616)	(108,389)
Inspire Medical Systems, Inc.	(811)	(46,049)
Medidata Solutions, Inc.	(1,157)	(84,739)
		(239,177)
Hotels, Restaurants and Leisure — (2.6)%
Caesars Entertainment Corp.	(6,278)	(54,556)
Churchill Downs, Inc.	(3,189)	(287,839)
Hilton Grand Vacations, Inc.	(4,808)	(148,327)
Marriott International, Inc., Class A	(921)	(115,208)
Marriott Vacations Worldwide Corp.	(1,741)	(162,783)
Planet Fitness, Inc., Class A	(1,591)	(109,333)
Restaurant Brands International, Inc.	(3,933)	(256,078)
Wynn Resorts Ltd.	(1,500)	(178,980)
		(1,313,104)
Household Durables — (1.2)%
Century Communities, Inc.	(3,322)	(79,629)
Installed Building Products, Inc.	(580)	(28,130)
Leggett & Platt, Inc.	(7,814)	(329,907)
Mohawk Industries, Inc.	(1,268)	(159,958)
		(597,624)
Insurance — (2.9)%
Ambac Financial Group, Inc.	(11,037)	(199,990)
Aon plc	(3,158)	(539,071)
Brown & Brown, Inc.	(9,172)	(270,666)
Hiscox Ltd.	(4,890)	(99,356)
White Mountains Insurance Group Ltd.	(292)	(270,240)
WR Berkley Corp.	(1,373)	(116,321)
		(1,495,644)
Internet and Direct Marketing Retail — (0.2)%
Gaia, Inc.	(8,963)	(82,011)
IT Services — (0.3)%
PRGX Global, Inc.	(17,797)	(140,952)
Life Sciences Tools and Services — (0.2)%
Bio-Techne Corp.	(646)	(128,263)
Machinery — (2.1)%
CIRCOR International, Inc.	(4,478)	(145,983)
Deere & Co.	(1,136)	(181,578)
Donaldson Co., Inc.	(4,906)	(245,595)
Lydall, Inc.	(1,494)	(35,049)
NN, Inc.	(5,986)	(44,835)
Stanley Black & Decker, Inc.	(623)	(84,834)
Sun Hydraulics Corp.	(3,847)	(178,924)
Welbilt, Inc.	(10,058)	(164,750)
		(1,081,548)
Media — (0.8)%
New York Times Co. (The), Class A	(13,079)	(429,645)
Metals and Mining — (0.2)%
Cleveland-Cliffs, Inc.	(8,946)	(89,371)

Multi-Utilities — (0.1)%
WEC Energy Group, Inc.	(343)	(27,124)
Multiline Retail — (0.5)%
Ollie's Bargain Outlet Holdings, Inc.	(2,710)	(231,244)
Oil, Gas and Consumable Fuels — (0.5)%
California Resources Corp.	(1,639)	(42,139)
Diamondback Energy, Inc.	(708)	(71,883)
Matador Resources Co.	(3,572)	(69,047)
Ship Finance International Ltd.	(6,357)	(78,445)
		(261,514)
Paper and Forest Products — (0.1)%
Neenah, Inc.	(853)	(54,899)
Pharmaceuticals — (1.1)%
Aerie Pharmaceuticals, Inc.	(2,939)	(139,602)
Catalent, Inc.	(3,101)	(125,870)
Menlo Therapeutics, Inc.	(6,382)	(50,099)
Reata Pharmaceuticals, Inc., Class A	(1,787)	(152,735)
Tricida, Inc.	(1,659)	(64,071)
Verrica Pharmaceuticals, Inc.	(3,103)	(33,543)
		(565,920)
Professional Services — (1.2)%
Equifax, Inc.	(3,171)	(375,764)
TriNet Group, Inc.	(2,875)	(171,752)
Willdan Group, Inc.	(2,005)	(74,325)
		(621,841)
Real Estate Management and Development — (0.6)%
Howard Hughes Corp. (The)	(2,929)	(322,190)
Road and Rail — (0.2)%
AMERCO	(336)	(124,827)
Semiconductors and Semiconductor Equipment — (1.1)%
AXT, Inc.	(23,111)	(102,844)
Brooks Automation, Inc.	(6,320)	(185,366)
Ultra Clean Holdings, Inc.	(9,518)	(98,511)
Veeco Instruments, Inc.	(13,984)	(151,586)
		(538,307)
Software — (1.4)%
2U, Inc.	(3,342)	(236,781)
Everbridge, Inc.	(862)	(64,659)
OneSpan, Inc.	(3,474)	(66,770)
Pluralsight, Inc., Class A	(2,571)	(81,604)
ShotSpotter, Inc.	(1,092)	(42,151)
SS&C Technologies Holdings, Inc.	(2,970)	(189,159)
Trade Desk, Inc. (The), Class A	(174)	(34,443)
		(715,567)
Specialty Retail — (0.8)%
At Home Group, Inc.	(1,257)	(22,450)
Floor & Decor Holdings, Inc., Class A	(2,533)	(104,411)
Monro, Inc.	(2,162)	(187,056)

Tiffany & Co.	(891)	(94,045)
		(407,962)
Textiles, Apparel and Luxury Goods — (0.2)%
PVH Corp.	(544)	(66,341)
Unifi, Inc.	(2,357)	(45,608)
		(111,949)
Thrifts and Mortgage Finance — (3.3)%
Capitol Federal Financial, Inc.	(2,221)	(29,650)
Columbia Financial, Inc.	(12,928)	(202,582)
Kearny Financial Corp.	(23,379)	(300,888)
PCSB Financial Corp.	(8,592)	(168,145)
Provident Bancorp, Inc.	(5,292)	(119,864)
TFS Financial Corp.	(30,024)	(494,495)
Western New England Bancorp, Inc.	(38,326)	(353,749)
		(1,669,373)
Trading Companies and Distributors — (0.5)%
Air Lease Corp.	(5,297)	(181,952)
CAI International, Inc.	(3,663)	(84,982)
		(266,934)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $27,389,977)		(27,636,283)
OTHER ASSETS AND LIABILITIES(3) — 47.4%		23,982,240
TOTAL NET ASSETS — 100.0%		$50,606,792

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $10,220,061.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Chemicals	244,114	577,353	—
Commercial Services and Supplies	1,671,668	205,273	—
Construction and Engineering	529,611	37,463	—
Diversified Financial Services	47,197	271,231	—
Diversified Telecommunication Services	—	87,814	—
Electric Utilities	—	335,546	—
Energy Equipment and Services	236,965	238,191	—
Entertainment	198,178	30,642	—
Equity Real Estate Investment Trusts (REITs)	1,909,322	339,136	—
Food Products	—	162,608	—
Hotels, Restaurants and Leisure	1,127,348	166,847	—
Household Durables	402,420	87,226	—
Insurance	1,390,698	316,521	—
Life Sciences Tools and Services	707,801	79,643	—
Metals and Mining	828,566	1,104,918	—
Multi-Utilities	—	35,282	—
Oil, Gas and Consumable Fuels	1,334,261	144,949	—
Pharmaceuticals	1,586,912	133,024	—
Real Estate Management and Development	128,070	935,082	—
Trading Companies and Distributors	1,138,532	210,078	—
Wireless Telecommunication Services	160,849	145,989	—
Other Industries	34,952,621	—	—
Temporary Cash Investments	2,999	17,887	—
	48,598,132	5,662,703	—
Liabilities
Securities Sold Short
Common Stocks
Health Care Providers and Services	293,818	107,332	—
Insurance	1,396,288	99,356	—
Other Industries	25,739,489	—	—
	27,429,595	206,688

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Equity Market Neutral Fund
March 31, 2019

AC Alternatives Equity Market Neutral - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.1%
Aerospace and Defense — 1.7%
Boeing Co. (The)	1,002	382,183
Curtiss-Wright Corp.	4,230	479,428
Harris Corp.(1)	1,559	248,988
		1,110,599
Air Freight and Logistics — 0.8%
CH Robinson Worldwide, Inc.	2,998	260,796
SG Holdings Co. Ltd.	9,900	288,076
		548,872
Automobiles — 0.3%
Isuzu Motors Ltd.	15,000	196,788
Banks — 6.3%
Bank of America Corp.(1)	19,883	548,572
BB&T Corp.	1,460	67,934
Comerica, Inc.(1)	6,809	499,236
Fifth Third Bancorp(1)	23,913	603,086
First Citizens BancShares, Inc., Class A(1)	1,373	559,086
Huntington Bancshares, Inc.	12,943	164,117
JPMorgan Chase & Co.	4,732	479,020
KeyCorp	13,131	206,813
Popular, Inc.	6,228	324,666
SunTrust Banks, Inc.(1)	8,502	503,744
Texas Capital Bancshares, Inc.(2)	938	51,205
Wells Fargo & Co.	3,578	172,889
		4,180,368
Beverages — 0.4%
Coca-Cola Co. (The)	5,269	246,905
Biotechnology — 1.4%
AbbVie, Inc.	2,016	162,470
Amgen, Inc.	811	154,074
Biogen, Inc.(2)	479	113,226
Celgene Corp.(2)	1,845	174,057
Genomic Health, Inc.(2)	2,075	145,354
Incyte Corp.(2)	1,926	165,655
		914,836
Building Products — 0.9%
Masco Corp.(1)	14,177	557,298
Capital Markets — 1.5%
Evercore, Inc., Class A(1)	5,883	535,353
LPL Financial Holdings, Inc.(1)	6,933	482,883
		1,018,236
Chemicals — 2.4%
CF Industries Holdings, Inc.(1)	14,221	581,354
NOF Corp.	10,700	363,972

Olin Corp.(1)	20,402	472,102
Tokuyama Corp.	8,100	190,898
		1,608,326
Commercial Services and Supplies — 1.6%
Clean Harbors, Inc.(1)(2)	6,959	497,777
MSA Safety, Inc.(1)	5,016	518,655
Republic Services, Inc.	514	41,315
		1,057,747
Communications Equipment — 2.2%
Ciena Corp.(2)	9,254	345,544
Cisco Systems, Inc.	8,195	442,448
Lumentum Holdings, Inc.(2)	5,914	334,378
Plantronics, Inc.	5,586	257,570
Viavi Solutions, Inc.(2)	6,462	80,000
		1,459,940
Construction and Engineering — 0.9%
EMCOR Group, Inc.	7,791	569,366
Kumagai Gumi Co. Ltd.	1,600	49,951
		619,317
Consumer Finance — 2.2%
Discover Financial Services(1)	8,849	629,695
Green Dot Corp., Class A(2)	4,507	273,349
Synchrony Financial	17,810	568,139
		1,471,183
Containers and Packaging — 0.3%
Packaging Corp. of America	1,940	192,797
Diversified Consumer Services — 0.5%
Graham Holdings Co., Class B	455	310,847
Electric Utilities — 0.8%
Contact Energy Ltd.	108,950	514,913
Electrical Equipment — 1.2%
Generac Holdings, Inc.(2)	7,880	403,693
Rockwell Automation, Inc.	2,240	393,030
		796,723
Electronic Equipment, Instruments and Components — 2.9%
CDW Corp.	1,718	165,564
Keysight Technologies, Inc.(1)(2)	6,564	572,381
National Instruments Corp.	12,070	535,425
Tech Data Corp.(1)(2)	6,081	622,755
		1,896,125
Energy Equipment and Services — 1.3%
Halliburton Co.(1)	20,418	598,248
SBM Offshore NV	12,143	230,951
		829,199
Entertainment — 2.8%
Activision Blizzard, Inc.	7,856	357,684
Capcom Co., Ltd.	28,900	646,684
Daiichikosho Co., Ltd.	900	45,962
Electronic Arts, Inc.(2)	5,394	548,192

Take-Two Interactive Software, Inc.(2)	2,515	237,341
		1,835,863
Equity Real Estate Investment Trusts (REITs) — 4.6%
Brixmor Property Group, Inc.	28,475	523,086
GEO Group, Inc. (The)(1)	26,674	512,141
Healthcare Trust of America, Inc., Class A(1)	21,233	607,051
Host Hotels & Resorts, Inc.	14,061	265,753
Link REIT	44,500	520,398
Outfront Media, Inc.	19,849	464,466
Sunstone Hotel Investors, Inc.	10,894	156,874
		3,049,769
Food and Staples Retailing — 0.4%
Casino Guichard Perrachon SA	5,287	229,221
Food Products — 2.3%
a2 Milk Co. Ltd.(2)	11,762	114,622
Hershey Co. (The)	833	95,653
Inghams Group Ltd.	129,421	401,583
Salmar ASA	9,015	432,514
Tate & Lyle plc	47,253	446,691
		1,491,063
Health Care Equipment and Supplies — 5.7%
DexCom, Inc.(2)	555	66,101
Globus Medical, Inc., Class A(2)	4,929	243,542
Hill-Rom Holdings, Inc.(1)	6,138	649,769
ICU Medical, Inc.(1)(2)	2,261	541,125
Integer Holdings Corp.(1)(2)	6,801	512,931
Medtronic plc	6,459	588,286
NuVasive, Inc.(1)(2)	11,358	645,021
STERIS plc	4,116	526,971
		3,773,746
Health Care Providers and Services — 0.8%
Amedisys, Inc.(2)	4,138	510,050
Hotels, Restaurants and Leisure — 2.7%
Cheesecake Factory, Inc. (The)	11,441	559,694
Darden Restaurants, Inc.	3,303	401,215
Extended Stay America, Inc.	26,891	482,693
Texas Roadhouse, Inc.	5,525	343,600
		1,787,202
Household Durables — 1.0%
Nikon Corp.	6,300	88,733
Sony Corp.	4,800	201,173
TomTom NV(2)	44,271	372,060
		661,966
Independent Power and Renewable Electricity Producers — 1.2%
AES Corp.	10,155	183,603
NRG Energy, Inc.	13,690	581,551
		765,154
Insurance — 1.2%
MetLife, Inc.	6,566	279,515

Progressive Corp. (The)(1)	7,343	529,357
		808,872
Interactive Media and Services — 0.6%
Snap, Inc., Class A(2)	35,627	392,610
Internet and Direct Marketing Retail — 1.1%
Amazon.com, Inc.(2)	88	156,706
eBay, Inc.(1)	15,106	561,037
		717,743
IT Services — 0.7%
Akamai Technologies, Inc.(2)	6,621	474,792
Life Sciences Tools and Services — 1.5%
Agilent Technologies, Inc.	5,518	443,537
Bio-Rad Laboratories, Inc., Class A(2)	536	163,845
Evotec AG(2)	5,886	156,416
Illumina, Inc.(2)	674	209,405
		973,203
Machinery — 1.8%
Allison Transmission Holdings, Inc.	10,894	489,358
Gardner Denver Holdings, Inc.(2)	5,883	163,606
Snap-on, Inc.	3,586	561,281
		1,214,245
Metals and Mining — 3.7%
Anglo American plc	19,657	525,742
BHP Group plc	9,019	217,151
Compass Minerals International, Inc.	7,401	402,393
Evraz plc	34,801	281,206
Iluka Resources Ltd.	82,106	524,694
Steel Dynamics, Inc.(1)	13,953	492,122
		2,443,308
Multi-Utilities — 0.6%
AGL Energy Ltd.	2,207	34,115
RWE AG	13,069	350,378
		384,493
Multiline Retail — 0.6%
Kohl's Corp.	5,385	370,326
Oil, Gas and Consumable Fuels — 5.3%
Aker BP ASA	16,444	585,315
Cabot Oil & Gas Corp.	12,391	323,405
Continental Resources, Inc.(2)	12,884	576,817
CVR Energy, Inc.(1)	11,817	486,860
Etablissements Maurel et Prom(2)	14,867	57,119
Gaztransport Et Technigaz SA	6,400	582,233
Lundin Petroleum AB	3,019	102,221
Phillips 66	3,372	320,913
Whitehaven Coal Ltd.	135,801	390,523
Whiting Petroleum Corp.(2)	3,713	97,058
		3,522,464
Paper and Forest Products — 0.8%
Domtar Corp.(1)	10,655	529,021

Personal Products — 1.4%
Edgewell Personal Care Co.(2)	11,472	503,506
USANA Health Sciences, Inc.(2)	5,069	425,137
		928,643
Pharmaceuticals — 2.4%
Allergan plc	945	138,357
Astellas Pharma, Inc.	9,900	148,147
Eisai Co. Ltd.	2,000	112,118
Horizon Pharma plc(2)	6,146	162,439
Jazz Pharmaceuticals plc(2)	1,251	178,830
KYORIN Holdings, Inc.	5,500	107,241
Mylan NV(2)	5,388	152,696
Roche Holding AG	602	165,864
Sawai Pharmaceutical Co. Ltd.	2,700	156,158
Shionogi & Co. Ltd.	2,600	160,743
Zoetis, Inc.	982	98,858
		1,581,451
Professional Services — 3.5%
ASGN, Inc.(1)(2)	8,079	512,936
CoStar Group, Inc.(1)(2)	1,173	547,111
Korn Ferry(1)	12,987	581,558
Robert Half International, Inc.(1)	9,779	637,199
		2,278,804
Real Estate Management and Development — 0.7%
Jones Lang LaSalle, Inc.	2,257	347,984
Swire Properties Ltd.	30,000	128,982
		476,966
Road and Rail — 1.7%
Sankyu, Inc.	11,700	570,062
Schneider National, Inc., Class B	26,550	558,878
		1,128,940
Semiconductors and Semiconductor Equipment — 3.3%
Cirrus Logic, Inc.(1)(2)	11,897	500,507
Dialog Semiconductor plc(2)	16,669	507,476
Intel Corp.	7,796	418,645
Qorvo, Inc.(1)(2)	8,208	588,760
Semtech Corp.(2)	2,800	142,548
Siltronic AG	401	35,374
		2,193,310
Software — 3.8%
Cadence Design Systems, Inc.(2)	9,150	581,116
CommVault Systems, Inc.(2)	2,151	139,256
Ellie Mae, Inc.(2)	1,307	128,988
LogMeIn, Inc.	5,992	479,959
Oracle Corp. (New York)	4,590	246,529
Proofpoint, Inc.(2)	3,094	375,704
Symantec Corp.	9,211	211,761
Teradata Corp.(2)	7,826	341,605
		2,504,918

Specialty Retail — 3.2%
AutoZone, Inc.(1)(2)	649	664,654
Foot Locker, Inc.	6,541	396,385
Murphy USA, Inc.(2)	6,520	558,242
T-Gaia Corp.	28,800	477,098
		2,096,379
Technology Hardware, Storage and Peripherals — 0.5%
Logitech International SA	1,234	48,369
Seagate Technology plc(1)	6,295	301,467
		349,836
Textiles, Apparel and Luxury Goods — 1.7%
Deckers Outdoor Corp.(2)	3,393	498,737
Steven Madden Ltd.	2,304	77,967
Tapestry, Inc.(1)	16,820	546,482
		1,123,186
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(2)	11,942	518,880
Trading Companies and Distributors — 2.1%
HD Supply Holdings, Inc.(2)	11,420	495,057
Sojitz Corp.	135,200	475,755
W.W. Grainger, Inc.	1,319	396,927
		1,367,739
Wireless Telecommunication Services — 1.0%
Shenandoah Telecommunications Co.	3,522	156,236
Telephone & Data Systems, Inc.(1)	16,991	522,133
		678,369
TOTAL COMMON STOCKS (Cost $59,157,824)		62,693,551
TEMPORARY CASH INVESTMENTS — 3.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $1,905,626), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $1,867,924)		1,867,558
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 6/30/25, valued at $320,687), at 1.25%, dated 3/29/19, due 4/1/19 (Delivery value $312,033)		312,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,179,558)		2,179,558
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 98.4% (Cost $61,337,382)		64,873,109
COMMON STOCKS SOLD SHORT — (94.8)%
Aerospace and Defense — (1.1)%
BWX Technologies, Inc.	(9,495)	(470,762)
TransDigm Group, Inc.	(86)	(39,043)
United Technologies Corp.	(1,863)	(240,122)
		(749,927)
Airlines — (0.4)%
American Airlines Group, Inc.	(8,741)	(277,614)
Auto Components — (0.6)%
LCI Industries	(5,111)	(392,627)
Automobiles — (0.8)%
Ford Motor Co.	(57,228)	(502,462)
Banks — (5.3)%
BancorpSouth Bank	(4,394)	(123,999)

BOK Financial Corp.	(643)	(52,437)
First Financial Bancorp	(22,880)	(550,493)
Fulton Financial Corp.	(31,961)	(494,756)
Old National Bancorp	(33,120)	(543,168)
Pinnacle Financial Partners, Inc.	(8,989)	(491,698)
Simmons First National Corp., Class A	(1,895)	(46,390)
Union Bankshares Corp.	(17,529)	(566,712)
United Bankshares, Inc.	(13,750)	(498,300)
Valley National Bancorp	(12,221)	(117,077)
		(3,485,030)
Beverages — (0.7)%
Brown-Forman Corp., Class B	(9,355)	(493,757)
Biotechnology — (1.3)%
Alnylam Pharmaceuticals, Inc.	(1,903)	(177,835)
Global Blood Therapeutics, Inc.	(3,122)	(165,247)
Immunomedics, Inc.	(6,079)	(116,778)
Insmed, Inc.	(3,550)	(103,199)
Madrigal Pharmaceuticals, Inc.	(341)	(42,714)
Sage Therapeutics, Inc.	(506)	(80,479)
Sarepta Therapeutics, Inc.	(1,407)	(167,700)
		(853,952)
Capital Markets — (2.6)%
Ares Management Corp., Class A	(17,340)	(402,461)
Bank of New York Mellon Corp. (The)	(2,721)	(137,220)
CME Group, Inc.	(1,277)	(210,169)
Hamilton Lane, Inc., Class A	(10,591)	(461,556)
KKR & Co., Inc., Class A	(21,661)	(508,817)
		(1,720,223)
Chemicals — (4.2)%
International Flavors & Fragrances, Inc.	(4,249)	(547,229)
Johnson Matthey plc	(3,448)	(141,102)
Linde plc	(2,903)	(510,725)
Nutrien Ltd.	(7,788)	(410,895)
Sensient Technologies Corp.	(9,040)	(612,822)
Umicore SA	(12,340)	(548,020)
		(2,770,793)
Commercial Services and Supplies — (0.1)%
Healthcare Services Group, Inc.	(1,707)	(56,314)
Communications Equipment — (0.4)%
ViaSat, Inc.	(3,285)	(254,588)
Construction and Engineering — (1.7)%
Granite Construction, Inc.	(11,323)	(488,587)
JGC Corp.	(25,100)	(333,142)
Penta-Ocean Construction Co. Ltd.	(63,700)	(294,849)
		(1,116,578)
Consumer Finance — (0.4)%
SLM Corp.	(24,155)	(239,376)
Containers and Packaging — (1.8)%
AptarGroup, Inc.	(5,806)	(617,700)

Avery Dennison Corp.	(366)	(41,358)
Graphic Packaging Holding Co.	(40,000)	(505,200)
		(1,164,258)
Distributors — (0.8)%
Pool Corp.	(3,159)	(521,140)
Diversified Financial Services — (0.7)%
Berkshire Hathaway, Inc., Class B	(2,243)	(450,596)
Diversified Telecommunication Services — (0.1)%
Iliad SA	(663)	(66,563)
Electric Utilities — (2.3)%
Alliant Energy Corp.	(12,700)	(598,551)
Duke Energy Corp.	(4,874)	(438,660)
Eversource Energy	(7,237)	(513,465)
		(1,550,676)
Electrical Equipment — (0.7)%
EnerSys	(6,710)	(437,224)
Electronic Equipment, Instruments and Components — (3.7)%
Amphenol Corp., Class A	(6,653)	(628,309)
Avnet, Inc.	(9,472)	(410,801)
Cognex Corp.	(9,408)	(478,491)
Rogers Corp.	(3,896)	(618,996)
Trimble, Inc.	(6,839)	(276,296)
		(2,412,893)
Energy Equipment and Services — (0.2)%
Patterson-UTI Energy, Inc.	(8,968)	(125,731)
Entertainment — (0.8)%
Square Enix Holdings Co. Ltd.	(14,800)	(518,127)
Equity Real Estate Investment Trusts (REITs) — (5.8)%
Alexandria Real Estate Equities, Inc.	(3,584)	(510,935)
Crown Castle International Corp.	(1,695)	(216,960)
CyrusOne, Inc.	(9,982)	(523,456)
Digital Realty Trust, Inc.	(3,625)	(431,375)
Equinix, Inc.	(1,170)	(530,197)
Invitation Homes, Inc.	(7,600)	(184,908)
Liberty Property Trust	(10,332)	(500,276)
ProLogis, Inc.	(8,814)	(634,167)
Realty Income Corp.	(3,953)	(290,783)
		(3,823,057)
Food Products — (4.2)%
Archer-Daniels-Midland Co.	(6,920)	(298,460)
Darling Ingredients, Inc.	(22,638)	(490,113)
J&J Snack Foods Corp.	(3,241)	(514,800)
Sanderson Farms, Inc.	(4,837)	(637,710)
Schouw & Co. A/S	(6,574)	(488,748)
Seaboard Corp.	(86)	(368,484)
		(2,798,315)
Health Care Equipment and Supplies — (5.1)%
Ambu A/S, Class B	(20,890)	(552,743)
Avanos Medical, Inc.	(12,401)	(529,275)

Cantel Medical Corp.	(3,746)	(250,570)
Insulet Corp.	(4,555)	(433,135)
Merit Medical Systems, Inc.	(1,275)	(78,833)
Neogen Corp.	(8,779)	(503,827)
Teleflex, Inc.	(1,647)	(497,657)
Wright Medical Group NV	(15,679)	(493,105)
		(3,339,145)
Health Care Providers and Services — (1.7)%
Cigna Corp.	(1,949)	(313,438)
Henry Schein, Inc.	(7,883)	(473,847)
Ryman Healthcare Ltd.	(43,252)	(360,819)
		(1,148,104)
Hotels, Restaurants and Leisure — (4.7)%
Caesars Entertainment Corp.	(38,384)	(333,557)
Churchill Downs, Inc.	(5,280)	(476,573)
Eldorado Resorts, Inc.	(8,168)	(381,364)
Marriott International, Inc., Class A	(5,060)	(632,955)
Marriott Vacations Worldwide Corp.	(2,235)	(208,973)
Planet Fitness, Inc., Class A	(9,139)	(628,032)
Tosho Co. Ltd.	(8,100)	(224,371)
Wynn Resorts Ltd.	(2,004)	(239,117)
		(3,124,942)
Household Durables — (0.8)%
Leggett & Platt, Inc.	(11,892)	(502,080)
Independent Power and Renewable Electricity Producers — (0.9)%
Ormat Technologies, Inc.	(10,975)	(605,271)
Insurance — (3.0)%
Aon plc	(276)	(47,113)
Brown & Brown, Inc.	(11,464)	(338,302)
Enstar Group Ltd.	(2,755)	(479,370)
Hiscox Ltd.	(21,850)	(443,953)
White Mountains Insurance Group Ltd.	(212)	(196,202)
WR Berkley Corp.	(5,815)	(492,647)
		(1,997,587)
Internet and Direct Marketing Retail — (0.7)%
Wayfair, Inc., Class A	(3,132)	(464,945)
IT Services — (1.7)%
Altran Technologies SA	(44,527)	(488,493)
CoreLogic, Inc.	(6,274)	(233,769)
Fiserv, Inc.	(567)	(50,055)
GMO internet, Inc.	(22,300)	(362,981)
		(1,135,298)
Life Sciences Tools and Services — (0.2)%
Bio-Techne Corp.	(755)	(149,905)
Machinery — (2.6)%
Deere & Co.	(3,157)	(504,615)
Donaldson Co., Inc.	(12,382)	(619,843)
Stanley Black & Decker, Inc.	(3,654)	(497,565)

Wacker Neuson SE	(4,484)	(106,635)
		(1,728,658)
Marine — (0.7)%
Nippon Yusen KK	(33,400)	(488,810)
Media — (1.3)%
Meredith Corp.	(6,548)	(361,842)
New York Times Co. (The), Class A	(14,688)	(482,501)
		(844,343)
Metals and Mining — (2.5)%
Agnico Eagle Mines Ltd.	(12,615)	(548,753)
Barrick Gold Corp.	(6,762)	(92,707)
Cleveland-Cliffs, Inc.	(49,325)	(492,757)
Commercial Metals Co.	(2,119)	(36,193)
Dowa Holdings Co. Ltd.	(7,900)	(259,460)
Fresnillo plc	(18,805)	(213,281)
		(1,643,151)
Mortgage Real Estate Investment Trusts (REITs) — (2.0)%
AGNC Investment Corp.	(33,374)	(600,732)
Annaly Capital Management, Inc.	(14,251)	(142,368)
Starwood Property Trust, Inc.	(24,877)	(556,001)
		(1,299,101)
Multi-Utilities — (0.6)%
Sempra Energy	(3,416)	(429,938)
Oil, Gas and Consumable Fuels — (5.4)%
Centennial Resource Development, Inc., Class A	(11,131)	(97,841)
Concho Resources, Inc.	(1,643)	(182,307)
Diamondback Energy, Inc.	(5,520)	(560,446)
Magnolia Oil & Gas Corp.	(16,210)	(194,520)
Matador Resources Co.	(20,216)	(390,775)
Noble Energy, Inc.	(24,698)	(610,782)
PDC Energy, Inc.	(11,031)	(448,741)
Targa Resources Corp.	(13,379)	(555,897)
Williams Cos., Inc. (The)	(18,355)	(527,156)
		(3,568,465)
Pharmaceuticals — (0.5)%
Aerie Pharmaceuticals, Inc.	(3,518)	(167,105)
Catalent, Inc.	(3,854)	(156,434)
		(323,539)
Professional Services — (1.4)%
Equifax, Inc.	(4,365)	(517,252)
IHS Markit Ltd.	(6,920)	(376,310)
		(893,562)
Real Estate Management and Development — (2.3)%
Capital & Counties Properties plc	(144,033)	(451,355)
Howard Hughes Corp. (The)	(5,047)	(555,170)
Kennedy-Wilson Holdings, Inc.	(25,432)	(543,991)
		(1,550,516)
Road and Rail — (2.4)%
AMERCO	(1,434)	(532,745)

Europcar Mobility Group	(53,637)	(435,010)
JB Hunt Transport Services, Inc.	(2,247)	(227,599)
Knight-Swift Transportation Holdings, Inc.	(1,306)	(42,680)
Ryder System, Inc.	(5,397)	(334,560)
		(1,572,594)
Semiconductors and Semiconductor Equipment — (2.8)%
Brooks Automation, Inc.	(12,392)	(363,457)
Cree, Inc.	(5,397)	(308,816)
First Solar, Inc.	(9,697)	(512,390)
SCREEN Holdings Co. Ltd.	(12,400)	(498,999)
Ulvac, Inc.	(5,700)	(164,576)
		(1,848,238)
Software — (1.8)%
2U, Inc.	(7,803)	(552,842)
Everbridge, Inc.	(1,805)	(135,393)
Fuji Soft, Inc.	(7,800)	(308,256)
Trade Desk, Inc. (The), Class A	(1,142)	(226,059)
		(1,222,550)
Specialty Retail — (2.3)%
Floor & Decor Holdings, Inc., Class A	(4,313)	(177,782)
Kingfisher plc	(190,621)	(582,948)
Monro, Inc.	(6,423)	(555,718)
Tiffany & Co.	(1,666)	(175,846)
		(1,492,294)
Textiles, Apparel and Luxury Goods — (0.5)%
Cie Financiere Richemont SA	(3,732)	(271,875)
PVH Corp.	(463)	(56,463)
		(328,338)
Thrifts and Mortgage Finance — (0.8)%
TFS Financial Corp.	(32,030)	(527,534)
Trading Companies and Distributors — (3.1)%
AerCap Holdings NV	(10,900)	(507,286)
GATX Corp.	(7,634)	(583,009)
Hanwa Co. Ltd.	(20,700)	(576,193)
NOW, Inc.	(25,458)	(355,394)
		(2,021,882)
Water Utilities — (1.5)%
American Water Works Co., Inc.	(5,781)	(602,727)
Aqua America, Inc.	(10,869)	(396,066)
		(998,793)
Wireless Telecommunication Services — (0.8)%
SoftBank Group Corp.	(600)	(58,170)
Sprint Corp.	(78,164)	(441,627)
		(499,797)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $61,312,388)		(62,531,201)
OTHER ASSETS AND LIABILITIES(3) — 96.4%		63,608,809
TOTAL NET ASSETS — 100.0%		$65,950,717

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $12,270,474.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Air Freight and Logistics	260,796	288,076	—
Automobiles	—	196,788	—
Chemicals	1,053,456	554,870	—
Construction and Engineering	569,366	49,951	—
Electric Utilities	—	514,913	—

Energy Equipment and Services	598,248	230,951	—
Entertainment	1,143,217	692,646	—
Equity Real Estate Investment Trusts (REITs)	2,529,371	520,398	—
Food and Staples Retailing	—	229,221	—
Food Products	95,653	1,395,410	—
Household Durables	—	661,966	—
Life Sciences Tools and Services	816,787	156,416	—
Metals and Mining	894,515	1,548,793	—
Multi-Utilities	—	384,493	—
Oil, Gas and Consumable Fuels	1,805,053	1,717,411	—
Pharmaceuticals	731,180	850,271	—
Real Estate Management and Development	347,984	128,982	—
Road and Rail	558,878	570,062	—
Semiconductors and Semiconductor Equipment	1,650,460	542,850	—
Specialty Retail	1,619,281	477,098	—
Technology Hardware, Storage and Peripherals	301,467	48,369	—
Trading Companies and Distributors	891,984	475,755	—
Other Industries	34,590,165	—	—
Temporary Cash Investments	—	2,179,558	—
	50,457,861	14,415,248	—
Liabilities
Securities Sold Short
Common Stocks
Chemicals	2,081,671	689,122	—
Construction and Engineering	488,587	627,991	—
Diversified Telecommunication Services	—	66,563	—
Entertainment	—	518,127	—
Food Products	2,309,567	488,748	—
Health Care Equipment and Supplies	2,786,402	552,743	—
Health Care Providers and Services	787,285	360,819	—
Hotels, Restaurants and Leisure	2,900,571	224,371	—
Insurance	1,553,634	443,953	—
IT Services	283,824	851,474	—
Machinery	1,622,023	106,635	—
Marine	—	488,810	—
Metals and Mining	1,170,410	472,741	—
Real Estate Management and Development	1,099,161	451,355	—
Road and Rail	1,137,584	435,010	—
Semiconductors and Semiconductor Equipment	1,184,663	663,575	—
Software	914,294	308,256	—
Specialty Retail	909,346	582,948	—
Textiles, Apparel and Luxury Goods	56,463	271,875	—
Trading Companies and Distributors	1,445,689	576,193	—
Wireless Telecommunication Services	441,627	58,170	—
Other Industries	30,118,921	—	—
	53,291,722	9,239,479	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Core Equity Plus Fund
March 31, 2019

Core Equity Plus - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.1%
Aerospace and Defense — 3.0%
Boeing Co. (The)(1)	7,284	2,778,263
Curtiss-Wright Corp.	3,858	437,266
Raytheon Co.(1)	10,225	1,861,768
		5,077,297
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	8,915	775,516
Banks — 10.2%
Bank of America Corp.(1)	110,682	3,053,716
BB&T Corp.(1)	35,736	1,662,796
Citigroup, Inc.	5,092	316,824
Comerica, Inc.	17,858	1,309,349
Fifth Third Bancorp	55,008	1,387,302
First Citizens BancShares, Inc., Class A	1,977	805,035
JPMorgan Chase & Co.(1)	35,419	3,585,465
Popular, Inc.	15,364	800,925
SunTrust Banks, Inc.	27,047	1,602,535
Wells Fargo & Co.(1)	54,137	2,615,900
		17,139,847
Beverages — 2.0%
Coca-Cola Co. (The)(1)	53,768	2,519,568
PepsiCo, Inc.	7,105	870,718
		3,390,286
Biotechnology — 3.5%
AbbVie, Inc.	14,970	1,206,432
Alexion Pharmaceuticals, Inc.(2)	4,527	611,960
Amgen, Inc.	6,366	1,209,413
Biogen, Inc.(2)	2,631	621,916
Celgene Corp.(2)	9,480	894,343
Genomic Health, Inc.(2)	5,878	411,754
Gilead Sciences, Inc.	3,408	221,554
Incyte Corp.(2)	6,014	517,264
Regeneron Pharmaceuticals, Inc.(2)	272	111,689
		5,806,325
Building Products — 1.2%
Johnson Controls International plc	40,367	1,491,157
Masco Corp.	14,703	577,975
		2,069,132
Capital Markets — 1.6%
Evercore, Inc., Class A	13,883	1,263,353
LPL Financial Holdings, Inc.	17,937	1,249,312
SEI Investments Co.	4,879	254,928
		2,767,593

Chemicals — 0.7%
CF Industries Holdings, Inc.	30,674	1,253,953
Commercial Services and Supplies — 2.8%
Clean Harbors, Inc.(2)	12,964	927,315
MSA Safety, Inc.	10,928	1,129,955
Republic Services, Inc.	17,390	1,397,808
Waste Management, Inc.	12,352	1,283,497
		4,738,575
Communications Equipment — 2.5%
Ciena Corp.(2)	27,715	1,034,878
Cisco Systems, Inc.(1)	59,175	3,194,858
		4,229,736
Construction and Engineering — 0.1%
EMCOR Group, Inc.	1,832	133,883
Consumer Finance — 1.6%
Discover Financial Services	22,512	1,601,954
Green Dot Corp., Class A(2)	2,254	136,705
Synchrony Financial	28,226	900,409
		2,639,068
Containers and Packaging — 1.1%
Packaging Corp. of America	13,520	1,343,617
WestRock Co.	11,225	430,479
		1,774,096
Diversified Consumer Services — 0.8%
Graham Holdings Co., Class B	1,862	1,272,081
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(2)	7,598	1,526,362
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	10,351	324,607
CenturyLink, Inc.	8,425	101,016
Verizon Communications, Inc.(1)	51,032	3,017,522
		3,443,145
Electric Utilities — 0.2%
ALLETE, Inc.	4,181	343,804
Electrical Equipment — 0.5%
Generac Holdings, Inc.(2)	11,826	605,846
Rockwell Automation, Inc.	1,744	306,002
		911,848
Electronic Equipment, Instruments and Components — 1.9%
Keysight Technologies, Inc.(2)	11,751	1,024,687
National Instruments Corp.	18,617	825,850
Tech Data Corp.(2)	5,026	514,713
Zebra Technologies Corp., Class A(2)	4,147	868,921
		3,234,171
Energy Equipment and Services — 0.4%
Halliburton Co.	23,410	685,913
Entertainment — 2.2%
Activision Blizzard, Inc.	30,156	1,373,003
Electronic Arts, Inc.(2)	15,178	1,542,540

Take-Two Interactive Software, Inc.(2)	9,096	858,389
		3,773,932
Equity Real Estate Investment Trusts (REITs) — 3.4%
Brixmor Property Group, Inc.	68,230	1,253,385
CareTrust REIT, Inc.	52,214	1,224,941
GEO Group, Inc. (The)	64,166	1,231,987
Healthcare Trust of America, Inc., Class A	14,719	420,816
Host Hotels & Resorts, Inc.	32,946	622,679
Life Storage, Inc.	4,389	426,918
PS Business Parks, Inc.	780	122,327
Sunstone Hotel Investors, Inc.	32,209	463,810
		5,766,863
Food and Staples Retailing — 0.5%
Performance Food Group Co.(2)	22,755	902,008
Food Products — 1.4%
General Mills, Inc.	28,280	1,463,490
Hershey Co. (The)	6,993	803,006
		2,266,496
Health Care Equipment and Supplies — 7.2%
Danaher Corp.	10,594	1,398,620
DexCom, Inc.(2)	5,238	623,846
Globus Medical, Inc., Class A(2)	26,530	1,310,847
Hill-Rom Holdings, Inc.	12,460	1,319,016
Hologic, Inc.(2)	5,332	258,069
ICU Medical, Inc.(2)	5,497	1,315,597
Integer Holdings Corp.(2)	11,458	864,162
Masimo Corp.(2)	1,313	181,562
Medtronic plc	23,379	2,129,359
NuVasive, Inc.(2)	24,342	1,382,382
STERIS plc	10,302	1,318,965
		12,102,425
Health Care Providers and Services — 1.6%
Amedisys, Inc.(2)	9,238	1,138,676
Ensign Group, Inc. (The)	2,147	109,905
HCA Healthcare, Inc.	861	112,257
UnitedHealth Group, Inc.	5,089	1,258,306
		2,619,144
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(2)	692	87,787
Hotels, Restaurants and Leisure — 2.1%
Cheesecake Factory, Inc. (The)	8,295	405,791
Darden Restaurants, Inc.	10,588	1,286,124
Extended Stay America, Inc.	68,003	1,220,654
Starbucks Corp.	8,022	596,356
		3,508,925
Household Durables — 1.0%
NVR, Inc.(2)	440	1,217,480
PulteGroup, Inc.	17,406	486,672
		1,704,152

Household Products — 0.1%
Procter & Gamble Co. (The)	1,786	185,833
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp.	34,948	631,860
NRG Energy, Inc.	18,892	802,532
		1,434,392
Industrial Conglomerates — 1.3%
Honeywell International, Inc.(1)	13,405	2,130,323
Insurance — 1.4%
Hartford Financial Services Group, Inc. (The)	1,681	83,579
Progressive Corp. (The)(1)	22,595	1,628,874
Travelers Cos., Inc. (The)	5,064	694,578
		2,407,031
Interactive Media and Services — 6.1%
Alphabet, Inc., Class A(1)(2)	5,134	6,042,153
Facebook, Inc., Class A(1)(2)	25,283	4,214,424
		10,256,577
Internet and Direct Marketing Retail — 4.8%
Amazon.com, Inc.(2)	3,576	6,367,962
eBay, Inc.(1)	44,703	1,660,270
		8,028,232
IT Services — 3.1%
Akamai Technologies, Inc.(2)	22,073	1,582,855
International Business Machines Corp.	3,884	548,032
PayPal Holdings, Inc.(2)	805	83,591
Visa, Inc., Class A(1)	18,671	2,916,224
		5,130,702
Leisure Products — 0.7%
Brunswick Corp.	22,047	1,109,626
Life Sciences Tools and Services — 3.0%
Agilent Technologies, Inc.	17,945	1,442,419
Bio-Rad Laboratories, Inc., Class A(2)	1,329	406,249
Illumina, Inc.(2)	3,277	1,018,131
Thermo Fisher Scientific, Inc.(1)	8,094	2,215,490
		5,082,289
Machinery — 1.8%
Allison Transmission Holdings, Inc.	27,442	1,232,695
Gardner Denver Holdings, Inc.(2)	12,185	338,865
Snap-on, Inc.	9,152	1,432,471
		3,004,031
Media — 0.4%
Nexstar Media Group, Inc., Class A	6,125	663,766
Metals and Mining — 0.9%
Compass Minerals International, Inc.	5,703	310,072
Steel Dynamics, Inc.	36,375	1,282,946
		1,593,018
Multiline Retail — 1.0%
Kohl's Corp.	23,403	1,609,424

Oil, Gas and Consumable Fuels — 7.0%
Cabot Oil & Gas Corp.	50,083	1,307,166
Chevron Corp.	12,641	1,557,118
ConocoPhillips(1)	25,434	1,697,465
Continental Resources, Inc.(2)	25,067	1,122,250
CVR Energy, Inc.	37,422	1,541,787
EOG Resources, Inc.	10,113	962,555
Exxon Mobil Corp.	13,619	1,100,415
HollyFrontier Corp.	12,036	593,014
Occidental Petroleum Corp.	5,252	347,683
Phillips 66	15,677	1,491,980
		11,721,433
Paper and Forest Products — 0.7%
Domtar Corp.	25,229	1,252,620
Personal Products — 1.1%
Edgewell Personal Care Co.(2)	18,831	826,492
USANA Health Sciences, Inc.(2)	11,795	989,247
		1,815,739
Pharmaceuticals — 5.6%
Allergan plc	4,822	705,989
Bristol-Myers Squibb Co.	15,484	738,742
Eli Lilly & Co.	3,965	514,499
Horizon Pharma plc(2)	14,196	375,200
Jazz Pharmaceuticals plc(2)	3,081	440,429
Johnson & Johnson(1)	16,294	2,277,738
Merck & Co., Inc.	13,520	1,124,459
Mylan NV(2)	16,698	473,221
Pfizer, Inc.(1)	48,547	2,061,791
Zoetis, Inc.	7,436	748,582
		9,460,650
Professional Services — 2.5%
ASGN, Inc.(2)	4,526	287,355
CoStar Group, Inc.(2)	2,483	1,158,121
Korn Ferry	26,423	1,183,222
Robert Half International, Inc.	24,593	1,602,480
		4,231,178
Real Estate Management and Development — 0.4%
Jones Lang LaSalle, Inc.	4,167	642,468
Road and Rail — 0.4%
CSX Corp.	4,288	320,828
Norfolk Southern Corp.	1,592	297,529
		618,357
Semiconductors and Semiconductor Equipment — 4.8%
Applied Materials, Inc.	7,698	305,303
Broadcom, Inc.	3,482	1,047,072
Cirrus Logic, Inc.(2)	21,039	885,111
Intel Corp.(1)	57,212	3,072,284
ON Semiconductor Corp.(2)	42,525	874,739
Qorvo, Inc.(2)	9,326	668,954

QUALCOMM, Inc.	15,051	858,359
Xilinx, Inc.	2,856	362,112
		8,073,934
Software — 8.8%
Adobe, Inc.(2)	3,909	1,041,709
Cadence Design Systems, Inc.(2)	23,631	1,500,805
Intuit, Inc.(1)	7,309	1,910,646
LogMeIn, Inc.	2,712	217,231
Microsoft Corp.(1)	51,706	6,098,206
Oracle Corp. (New York)	21,055	1,130,864
Proofpoint, Inc.(2)	4,024	488,634
Teradata Corp.(2)	25,510	1,113,512
VMware, Inc., Class A	7,079	1,277,830
		14,779,437
Specialty Retail — 3.2%
American Eagle Outfitters, Inc.	13,285	294,528
AutoZone, Inc.(1)(2)	1,702	1,743,052
Foot Locker, Inc.	4,108	248,945
Murphy USA, Inc.(2)	15,592	1,334,987
O'Reilly Automotive, Inc.(2)	2,809	1,090,735
Ross Stores, Inc.	7,216	671,810
		5,384,057
Technology Hardware, Storage and Peripherals — 4.5%
Apple, Inc.(1)	35,119	6,670,854
HP, Inc.	45,361	881,364
		7,552,218
Textiles, Apparel and Luxury Goods — 2.8%
Deckers Outdoor Corp.(2)	10,941	1,608,217
NIKE, Inc., Class B	16,919	1,424,749
Ralph Lauren Corp.	2,803	363,493
Tapestry, Inc.	37,930	1,232,346
		4,628,805
Thrifts and Mortgage Finance — 0.9%
Essent Group Ltd.(2)	36,552	1,588,184
Tobacco — 0.8%
Altria Group, Inc.	24,802	1,424,379
Trading Companies and Distributors — 1.1%
HD Supply Holdings, Inc.(2)	31,546	1,367,519
W.W. Grainger, Inc.	1,758	529,035
		1,896,554
Wireless Telecommunication Services — 0.9%
Shenandoah Telecommunications Co.	15,414	683,765
Telephone & Data Systems, Inc.	27,429	842,893
		1,526,658
TOTAL COMMON STOCKS (Cost $172,894,738)		215,176,278

TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $2,706,374), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $2,652,829)		2,652,310
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 6/30/25, valued at $455,168), at 1.25%, dated 3/29/19, due 4/1/19 (Delivery value $443,046)		443,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,734	1,734
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,097,044)		3,097,044
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.9% (Cost $175,991,782)		218,273,322
COMMON STOCKS SOLD SHORT — (29.9)%
Aerospace and Defense — (0.1)%
BWX Technologies, Inc.	(4,856)	(240,760)
Auto Components — (0.4)%
LCI Industries	(7,774)	(597,199)
Banks — (4.3)%
BOK Financial Corp.	(7,567)	(617,089)
First Financial Bancorp	(39,779)	(957,083)
Fulton Financial Corp.	(29,267)	(453,053)
Old National Bancorp	(71,969)	(1,180,292)
Pinnacle Financial Partners, Inc.	(24,203)	(1,323,904)
Union Bankshares Corp.	(27,146)	(877,630)
United Bankshares, Inc.	(35,708)	(1,294,058)
Valley National Bancorp	(49,947)	(478,492)
		(7,181,601)
Beverages — (0.5)%
Brown-Forman Corp., Class B	(14,940)	(788,533)
Biotechnology — (1.4)%
Alnylam Pharmaceuticals, Inc.	(4,289)	(400,807)
Global Blood Therapeutics, Inc.	(7,755)	(410,472)
Immunomedics, Inc.	(20,354)	(391,000)
Insmed, Inc.	(14,456)	(420,236)
Sage Therapeutics, Inc.	(2,065)	(328,438)
Sarepta Therapeutics, Inc.	(3,335)	(397,499)
		(2,348,452)
Capital Markets — (0.4)%
Ares Management Corp., Class A	(15,343)	(356,111)
KKR & Co., Inc., Class A	(16,265)	(382,065)
		(738,176)
Chemicals — (0.1)%
Sensient Technologies Corp.	(2,080)	(141,003)
Commercial Services and Supplies — (0.5)%
Healthcare Services Group, Inc.	(13,015)	(429,365)
Stericycle, Inc.	(6,569)	(357,485)
		(786,850)
Construction and Engineering — (0.7)%
Granite Construction, Inc.	(25,684)	(1,108,265)
Consumer Finance — (0.3)%
SLM Corp.	(59,487)	(589,516)

Containers and Packaging — (1.6)%
AptarGroup, Inc.	(13,325)	(1,417,647)
Graphic Packaging Holding Co.	(104,213)	(1,316,210)
		(2,733,857)
Distributors — (0.4)%
LKQ Corp.	(22,322)	(633,498)
Diversified Consumer Services — (0.1)%
Sotheby's	(6,691)	(252,585)
Electronic Equipment, Instruments and Components — (0.5)%
Amphenol Corp., Class A	(1,980)	(186,991)
Avnet, Inc.	(4,123)	(178,815)
Cognex Corp.	(8,358)	(425,088)
		(790,894)
Energy Equipment and Services — (0.5)%
McDermott International, Inc.	(91,667)	(682,003)
Patterson-UTI Energy, Inc.	(12,204)	(171,100)
		(853,103)
Health Care Equipment and Supplies — (1.8)%
Avanos Medical, Inc.	(27,986)	(1,194,442)
Cantel Medical Corp.	(6,193)	(414,250)
Neogen Corp.	(2,876)	(165,054)
Wright Medical Group NV	(41,920)	(1,318,384)
		(3,092,130)
Health Care Providers and Services — (0.1)%
Henry Schein, Inc.	(4,180)	(251,260)
Hotels, Restaurants and Leisure — (2.1)%
Churchill Downs, Inc.	(8,541)	(770,910)
Eldorado Resorts, Inc.	(8,252)	(385,286)
Marriott Vacations Worldwide Corp.	(8,790)	(821,865)
Planet Fitness, Inc., Class A	(13,458)	(924,834)
Wynn Resorts Ltd.	(4,915)	(586,458)
		(3,489,353)
Household Durables — (1.3)%
Leggett & Platt, Inc.	(35,048)	(1,479,727)
Mohawk Industries, Inc.	(4,990)	(629,488)
		(2,109,215)
Independent Power and Renewable Electricity Producers — (0.2)%
Ormat Technologies, Inc.	(6,711)	(370,112)
Insurance — (1.1)%
White Mountains Insurance Group Ltd.	(631)	(583,978)
WR Berkley Corp.	(15,026)	(1,273,003)
		(1,856,981)
Internet and Direct Marketing Retail — (0.4)%
Wayfair, Inc., Class A	(4,818)	(715,232)
Machinery — (1.2)%
Donaldson Co., Inc.	(19,820)	(992,189)
Stanley Black & Decker, Inc.	(5,648)	(769,088)
Welbilt, Inc.	(19,852)	(325,176)
		(2,086,453)

Media — (0.7)%
New York Times Co. (The), Class A	(38,342)	(1,259,535)
Metals and Mining — (0.4)%
Agnico Eagle Mines Ltd.	(10,275)	(446,963)
Cleveland-Cliffs, Inc.	(8,770)	(87,612)
United States Steel Corp.	(5,060)	(98,619)
		(633,194)
Mortgage Real Estate Investment Trusts (REITs) — (0.2)%
AGNC Investment Corp.	(6,336)	(114,048)
Starwood Property Trust, Inc.	(10,519)	(235,100)
		(349,148)
Oil, Gas and Consumable Fuels — (1.7)%
Diamondback Energy, Inc.	(1,047)	(106,302)
Magnolia Oil & Gas Corp.	(9,346)	(112,152)
Matador Resources Co.	(49,560)	(957,995)
Noble Energy, Inc.	(8,884)	(219,701)
Targa Resources Corp.	(25,635)	(1,065,134)
Williams Cos., Inc. (The)	(15,150)	(435,108)
		(2,896,392)
Pharmaceuticals — (0.5)%
Aerie Pharmaceuticals, Inc.	(8,696)	(413,060)
Catalent, Inc.	(9,498)	(385,524)
		(798,584)
Professional Services — (0.3)%
Equifax, Inc.	(3,745)	(443,782)
Real Estate Management and Development — (1.1)%
Howard Hughes Corp. (The)	(10,069)	(1,107,590)
Kennedy-Wilson Holdings, Inc.	(32,876)	(703,218)
		(1,810,808)
Road and Rail — (0.7)%
AMERCO	(3,090)	(1,147,966)
Semiconductors and Semiconductor Equipment — (0.6)%
Brooks Automation, Inc.	(21,670)	(635,581)
Cree, Inc.	(4,176)	(238,951)
First Solar, Inc.	(3,090)	(163,275)
		(1,037,807)
Software — (0.8)%
2U, Inc.	(17,131)	(1,213,731)
Trade Desk, Inc. (The), Class A	(617)	(122,135)
		(1,335,866)
Specialty Retail — (1.3)%
Floor & Decor Holdings, Inc., Class A	(7,557)	(311,500)
Monro, Inc.	(20,053)	(1,734,986)
Tiffany & Co.	(1,899)	(200,439)
		(2,246,925)
Textiles, Apparel and Luxury Goods — (0.1)%
PVH Corp.	(1,036)	(126,340)
Thrifts and Mortgage Finance — (0.7)%
TFS Financial Corp.	(73,789)	(1,215,305)

Trading Companies and Distributors — (0.3)%
GATX Corp.	(5,758)	(439,738)
Water Utilities — (0.5)%
Aqua America, Inc.	(20,959)	(763,746)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $49,419,646)		(50,260,164)
OTHER ASSETS AND LIABILITIES†		(9,597)
TOTAL NET ASSETS — 100.0%		$168,003,561

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	10	June 2019	$500	$1,418,900	$41,459

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $62,921,353.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	215,176,278	—	—
Temporary Cash Investments	1,734	3,095,310	—
	215,178,012	3,095,310	—
Other Financial Instruments
Futures Contracts	41,459	—	—
Liabilities
Securities Sold Short
Common Stocks	50,260,164	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
March 31, 2019

Disciplined Growth - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 2.1%
Astronics Corp.(1)	504	16,491
Astronics Corp., Class B(1)	604	19,612
Boeing Co. (The)	25,303	9,651,070
Raytheon Co.	8,953	1,630,162
		11,317,335
Air Freight and Logistics — 0.8%
CH Robinson Worldwide, Inc.	50,713	4,411,524
Auto Components†
Stoneridge, Inc.(1)	1,968	56,797
Banks — 1.1%
Central Pacific Financial Corp.	110,119	3,175,832
Comerica, Inc.	34,806	2,551,976
Independent Bank Corp.	18,897	406,285
		6,134,093
Beverages — 1.6%
Coca-Cola Co. (The)	96,404	4,517,492
PepsiCo, Inc.	32,193	3,945,252
		8,462,744
Biotechnology — 3.8%
AbbVie, Inc.	41,281	3,326,836
Amgen, Inc.	33,719	6,405,936
Biogen, Inc.(1)	14,704	3,475,731
Celgene Corp.(1)	29,474	2,780,577
Genomic Health, Inc.(1)	21,393	1,498,580
Incyte Corp.(1)	37,508	3,226,063
Vertex Pharmaceuticals, Inc.(1)	1,113	204,736
		20,918,459
Capital Markets — 0.2%
BGC Partners, Inc., Class A	11,855	62,950
Evercore, Inc., Class A	6,642	604,422
Piper Jaffray Cos.	3,771	274,642
		942,014
Chemicals†
Scotts Miracle-Gro Co. (The)	856	67,265
Commercial Services and Supplies — 1.1%
MSA Safety, Inc.	4,960	512,864
Republic Services, Inc.	57,024	4,583,589
Waste Management, Inc.	9,312	967,610
		6,064,063
Communications Equipment — 0.1%
Quantenna Communications, Inc.(1)	17,954	436,821
Diversified Telecommunication Services†
Vonage Holdings Corp.(1)	506	5,080

Electrical Equipment — 0.9%
Rockwell Automation, Inc.	27,251	4,781,460
Electronic Equipment, Instruments and Components — 2.1%
CDW Corp.	50,257	4,843,267
FLIR Systems, Inc.	4,257	202,548
National Instruments Corp.	92,951	4,123,306
Zebra Technologies Corp., Class A(1)	9,662	2,024,479
		11,193,600
Energy Equipment and Services — 0.1%
Halliburton Co.	9,064	265,575
Entertainment — 3.8%
Activision Blizzard, Inc.	117,098	5,331,472
Electronic Arts, Inc.(1)	56,058	5,697,174
Live Nation Entertainment, Inc.(1)	44,240	2,811,010
Netflix, Inc.(1)	9,811	3,498,210
Take-Two Interactive Software, Inc.(1)	29,971	2,828,363
Walt Disney Co. (The)	5,858	650,414
		20,816,643
Equity Real Estate Investment Trusts (REITs) — 0.5%
GEO Group, Inc. (The)	46,639	895,469
Life Storage, Inc.	18,505	1,799,981
		2,695,450
Food and Staples Retailing†
Walgreens Boots Alliance, Inc.	557	35,241
Health Care Equipment and Supplies — 1.6%
DexCom, Inc.(1)	24,686	2,940,103
Hill-Rom Holdings, Inc.	13,642	1,444,142
Integer Holdings Corp.(1)	49,933	3,765,947
Surmodics, Inc.(1)	7,176	312,012
		8,462,204
Health Care Providers and Services — 3.1%
Amedisys, Inc.(1)	15,683	1,933,086
Chemed Corp.	3,543	1,134,008
CorVel Corp.(1)	1,678	109,473
UnitedHealth Group, Inc.	55,760	13,787,218
		16,963,785
Health Care Technology — 0.9%
Computer Programs & Systems, Inc.	5,498	163,236
HealthStream, Inc.(1)	9,402	263,820
Veeva Systems, Inc., Class A(1)	37,233	4,723,378
		5,150,434
Hotels, Restaurants and Leisure — 2.7%
Chipotle Mexican Grill, Inc.(1)	908	644,961
Darden Restaurants, Inc.	41,500	5,041,005
Ruth's Hospitality Group, Inc.	27,413	701,499
Starbucks Corp.	109,639	8,150,563
		14,538,028
Household Products — 0.8%
Colgate-Palmolive Co.	64,811	4,442,146

Insurance — 1.1%
Progressive Corp. (The)	85,057	6,131,759
Interactive Media and Services — 9.4%
Alphabet, Inc., Class A(1)	27,694	32,592,791
Care.com, Inc.(1)	5,643	111,506
Facebook, Inc., Class A(1)	112,275	18,715,120
		51,419,417
Internet and Direct Marketing Retail — 7.1%
Amazon.com, Inc.(1)	19,267	34,309,710
Booking Holdings, Inc.(1)	5	8,725
eBay, Inc.	121,316	4,505,676
Stamps.com, Inc.(1)	687	55,929
		38,880,040
IT Services — 7.7%
Accenture plc, Class A	1,577	277,583
Akamai Technologies, Inc.(1)	65,182	4,674,201
EVERTEC, Inc.	112,062	3,116,444
Fidelity National Information Services, Inc.	25,742	2,911,420
Mastercard, Inc., Class A	34,231	8,059,689
NIC, Inc.	6,666	113,922
PayPal Holdings, Inc.(1)	66,890	6,945,858
Visa, Inc., Class A	103,524	16,169,414
		42,268,531
Life Sciences Tools and Services — 2.0%
Illumina, Inc.(1)	19,651	6,105,369
Thermo Fisher Scientific, Inc.	18,469	5,055,335
		11,160,704
Machinery — 0.4%
Allison Transmission Holdings, Inc.	18,580	834,614
Global Brass & Copper Holdings, Inc.	42,633	1,468,281
Hyster-Yale Materials Handling, Inc.	1,315	82,003
Lydall, Inc.(1)	2,290	53,723
		2,438,621
Media†
Entravision Communications Corp., Class A	916	2,968
Metals and Mining — 0.8%
Steel Dynamics, Inc.	119,302	4,207,782
Oil, Gas and Consumable Fuels — 1.1%
CVR Energy, Inc.	97,120	4,001,344
EOG Resources, Inc.	20,253	1,927,681
		5,929,025
Personal Products — 0.9%
Herbalife Nutrition Ltd.(1)	46,270	2,451,847
Medifast, Inc.	21,087	2,689,647
		5,141,494
Pharmaceuticals — 2.6%
Allergan plc	12,543	1,836,421
Bristol-Myers Squibb Co.	35,769	1,706,539
Eli Lilly & Co.	44,701	5,800,402

Horizon Pharma plc(1)	24,374	644,205
Zoetis, Inc.	43,505	4,379,648
		14,367,215
Professional Services — 1.2%
ASGN, Inc.(1)	1,588	100,822
BG Staffing, Inc.	25,650	560,196
Heidrick & Struggles International, Inc.	9,813	376,132
Kforce, Inc.	27,030	949,294
Robert Half International, Inc.	67,190	4,378,100
		6,364,544
Road and Rail — 1.5%
ArcBest Corp.	95,628	2,944,386
CSX Corp.	66,574	4,981,067
		7,925,453
Semiconductors and Semiconductor Equipment — 3.3%
Broadcom, Inc.	20,336	6,115,238
Intel Corp.	78,378	4,208,899
Lattice Semiconductor Corp.(1)	37,618	448,783
ON Semiconductor Corp.(1)	54,472	1,120,489
Qorvo, Inc.(1)	32,058	2,299,520
Xilinx, Inc.	32,101	4,070,086
		18,263,015
Software — 13.9%
Adobe, Inc.(1)	8,895	2,370,429
ANSYS, Inc.(1)	1,712	312,799
Autodesk, Inc.(1)	20,931	3,261,468
Cadence Design Systems, Inc.(1)	51,419	3,265,621
CommVault Systems, Inc.(1)	8,950	579,423
Intuit, Inc.	27,695	7,239,750
Microsoft Corp.	329,220	38,828,207
Oracle Corp. (New York)	54,287	2,915,755
Palo Alto Networks, Inc.(1)	2,998	728,154
Paycom Software, Inc.(1)	1,667	315,280
Proofpoint, Inc.(1)	1,968	238,974
salesforce.com, Inc.(1)	11,332	1,794,649
ServiceNow, Inc.(1)	6,576	1,620,918
Teradata Corp.(1)	93,784	4,093,672
VMware, Inc., Class A	26,759	4,830,267
Workday, Inc., Class A(1)	17,791	3,430,994
		75,826,360
Specialty Retail — 4.1%
AutoZone, Inc.(1)	5,508	5,640,853
Home Depot, Inc. (The)	27,010	5,182,949
Murphy USA, Inc.(1)	3,399	291,022
O'Reilly Automotive, Inc.(1)	14,448	5,610,158
Ross Stores, Inc.	59,506	5,540,009
		22,264,991
Technology Hardware, Storage and Peripherals — 8.8%
Apple, Inc.	221,124	42,002,504

Dell Technologies, Inc., Class C(1)	73,080	4,289,065
Immersion Corp.(1)	42,763	360,492
NetApp, Inc.	22,763	1,578,387
		48,230,448
Textiles, Apparel and Luxury Goods — 3.1%
Deckers Outdoor Corp.(1)	29,101	4,277,556
NIKE, Inc., Class B	101,836	8,575,610
Tapestry, Inc.	126,501	4,110,017
		16,963,183
Thrifts and Mortgage Finance — 1.0%
Essent Group Ltd.(1)	92,121	4,002,657
Merchants Bancorp	7,239	155,638
Mr. Cooper Group, Inc.(1)	2,262	21,693
NMI Holdings, Inc., Class A(1)	23,057	596,485
Walker & Dunlop, Inc.	9,872	502,584
		5,279,057
Trading Companies and Distributors — 1.4%
HD Supply Holdings, Inc.(1)	94,563	4,099,306
W.W. Grainger, Inc.	11,128	3,348,749
		7,448,055
Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	8,373	371,426
T-Mobile US, Inc.(1)	8,016	553,906
		925,332
TOTAL COMMON STOCKS (Cost $382,539,406)		539,598,755
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $1,730,040), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $1,695,812)		1,695,480
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 6/30/25, valued at $289,652), at 1.25%, dated 3/29/19, due 4/1/19 (Delivery value $283,029)		283,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,393	1,393
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,979,873)		1,979,873
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $384,519,279)		541,578,628
OTHER ASSETS AND LIABILITIES — 0.7%		3,964,468
TOTAL NET ASSETS — 100.0%		$545,543,096

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	539,598,755	—	—
Temporary Cash Investments	1,393	1,978,480	—
	539,600,148	1,978,480	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
March 31, 2019

Equity Growth - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Aerospace and Defense — 2.6%
Boeing Co. (The)	114,936	43,838,889
Raytheon Co.	163,539	29,777,181
		73,616,070
Air Freight and Logistics — 0.8%
CH Robinson Worldwide, Inc.	249,113	21,670,340
Banks — 5.8%
Bank of America Corp.	1,991,600	54,948,244
Comerica, Inc.	116,100	8,512,452
Fifth Third Bancorp	214,879	5,419,248
JPMorgan Chase & Co.	550,038	55,680,347
SunTrust Banks, Inc.	437,286	25,909,196
Wells Fargo & Co.	332,844	16,083,022
		166,552,509
Beverages — 2.5%
Coca-Cola Co. (The)	870,361	40,785,116
PepsiCo, Inc.	239,520	29,353,176
		70,138,292
Biotechnology — 3.9%
AbbVie, Inc.	433,660	34,948,659
Alexion Pharmaceuticals, Inc.(1)	32,497	4,392,945
Amgen, Inc.	189,765	36,051,555
Biogen, Inc.(1)	87,661	20,721,307
Celgene Corp.(1)	154,580	14,583,077
		110,697,543
Building Products — 0.1%
Johnson Controls International plc	47,323	1,748,112
Capital Markets — 0.7%
Cboe Global Markets, Inc.	14,757	1,408,408
LPL Financial Holdings, Inc.	224,303	15,622,704
TD Ameritrade Holding Corp.	41,543	2,076,735
		19,107,847
Chemicals — 0.5%
CF Industries Holdings, Inc.	321,377	13,137,892
Commercial Services and Supplies — 2.4%
MSA Safety, Inc.	85,087	8,797,996
Republic Services, Inc.	358,089	28,783,194
Waste Management, Inc.	297,329	30,895,456
		68,476,646
Communications Equipment — 2.2%
Cisco Systems, Inc.	1,018,762	55,002,961
F5 Networks, Inc.(1)	41,226	6,469,596
		61,472,557

Consumer Finance — 1.3%
Discover Financial Services	356,564	25,373,094
Synchrony Financial	368,671	11,760,605
		37,133,699
Containers and Packaging — 0.4%
Packaging Corp. of America	115,477	11,476,104
Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	2,584	1,765,337
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	129,476	26,010,434
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	187,767	5,888,373
Verizon Communications, Inc.	861,552	50,943,570
		56,831,943
Electrical Equipment — 0.5%
Rockwell Automation, Inc.	75,298	13,211,787
Electronic Equipment, Instruments and Components — 1.5%
CDW Corp.	80,285	7,737,065
Keysight Technologies, Inc.(1)	336,604	29,351,869
National Instruments Corp.	46,399	2,058,260
Tech Data Corp.(1)	40,052	4,101,725
		43,248,919
Entertainment — 1.4%
Activision Blizzard, Inc.	320,205	14,578,934
Electronic Arts, Inc.(1)	255,248	25,940,854
		40,519,788
Equity Real Estate Investment Trusts (REITs) — 2.3%
Brixmor Property Group, Inc.	1,343,241	24,675,337
GEO Group, Inc. (The)	427,667	8,211,206
Healthcare Trust of America, Inc., Class A	525,713	15,030,135
Host Hotels & Resorts, Inc.	590,134	11,153,532
Life Storage, Inc.	59,395	5,777,352
PS Business Parks, Inc.	9,196	1,442,209
		66,289,771
Food Products — 1.6%
General Mills, Inc.	602,271	31,167,524
Hershey Co. (The)	115,747	13,291,228
		44,458,752
Health Care Equipment and Supplies — 4.6%
Danaher Corp.	263,283	34,758,622
DexCom, Inc.(1)	10,222	1,217,440
Hill-Rom Holdings, Inc.	133,160	14,096,318
ICU Medical, Inc.(1)	50,454	12,075,156
Integer Holdings Corp.(1)	111,288	8,393,341
Medtronic plc	412,266	37,549,187
NuVasive, Inc.(1)	57,635	3,273,092
STERIS plc(1)	136,229	17,441,399
Varian Medical Systems, Inc.(1)	10,516	1,490,327
		130,294,882

Health Care Providers and Services — 1.0%
Amedisys, Inc.(1)	83,351	10,273,844
UnitedHealth Group, Inc.	79,458	19,646,785
		29,920,629
Hotels, Restaurants and Leisure — 1.0%
Darden Restaurants, Inc.	212,941	25,865,943
Extended Stay America, Inc.	125,638	2,255,202
		28,121,145
Household Durables — 0.2%
NVR, Inc.(1)	2,163	5,985,021
Household Products — 0.6%
Colgate-Palmolive Co.	212,078	14,535,826
Procter & Gamble Co. (The)	24,787	2,579,087
		17,114,913
Independent Power and Renewable Electricity Producers — 1.1%
AES Corp.	612,952	11,082,172
NRG Energy, Inc.	475,007	20,178,297
		31,260,469
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	116,956	18,586,648
Insurance — 1.1%
Progressive Corp. (The)	443,240	31,953,172
Interactive Media and Services — 6.0%
Alphabet, Inc., Class A(1)	89,857	105,751,805
Facebook, Inc., Class A(1)	389,068	64,853,745
		170,605,550
Internet and Direct Marketing Retail — 4.8%
Amazon.com, Inc.(1)	61,209	108,997,927
eBay, Inc.	783,803	29,110,443
		138,108,370
IT Services — 3.9%
Akamai Technologies, Inc.(1)	314,574	22,558,102
EVERTEC, Inc.	119,151	3,313,589
International Business Machines Corp.	39,875	5,626,362
PayPal Holdings, Inc.(1)	213,161	22,134,638
Visa, Inc., Class A	374,067	58,425,525
		112,058,216
Life Sciences Tools and Services — 3.0%
Agilent Technologies, Inc.	320,617	25,771,194
Bio-Rad Laboratories, Inc., Class A(1)	41,612	12,719,956
Illumina, Inc.(1)	31,423	9,762,812
Thermo Fisher Scientific, Inc.	139,501	38,184,214
		86,438,176
Machinery — 0.4%
Allison Transmission Holdings, Inc.	131,525	5,908,103
Snap-on, Inc.	40,325	6,311,669
		12,219,772

Metals and Mining — 0.7%
Steel Dynamics, Inc.	589,072	20,776,569

Multiline Retail — 0.7%
Kohl's Corp.	291,658	20,057,321
Oil, Gas and Consumable Fuels — 4.3%
Chevron Corp.	399,182	49,171,239
ConocoPhillips	457,508	30,534,084
CVR Energy, Inc.	153,910	6,341,092
Exxon Mobil Corp.	232,322	18,771,618
HollyFrontier Corp.	94,290	4,645,668
Phillips 66	142,443	13,556,300
		123,020,001
Paper and Forest Products — 0.7%
Domtar Corp.	399,482	19,834,281
Personal Products — 0.7%
Edgewell Personal Care Co.(1)	244,184	10,717,235
Herbalife Nutrition Ltd.(1)	160,312	8,494,933
USANA Health Sciences, Inc.(1)	17,932	1,503,957
		20,716,125
Pharmaceuticals — 4.6%
Allergan plc	178,185	26,088,066
Bristol-Myers Squibb Co.	195,429	9,323,918
Jazz Pharmaceuticals plc(1)	56,934	8,138,715
Johnson & Johnson	165,732	23,167,676
Merck & Co., Inc.	15,566	1,294,624
Mylan NV(1)	304,984	8,643,247
Pfizer, Inc.	634,275	26,937,659
Zoetis, Inc.	289,275	29,121,314
		132,715,219
Professional Services — 1.6%
CoStar Group, Inc.(1)	43,184	20,141,881
Korn Ferry	33,250	1,488,935
Robert Half International, Inc.	381,090	24,831,825
		46,462,641
Real Estate Management and Development — 0.5%
Jones Lang LaSalle, Inc.	84,833	13,079,552
Semiconductors and Semiconductor Equipment — 3.8%
Broadcom, Inc.	96,805	29,110,231
Intel Corp.	958,780	51,486,486
QUALCOMM, Inc.	429,405	24,488,967
Xilinx, Inc.	19,139	2,426,634
		107,512,318
Software — 8.3%
Adobe, Inc.(1)	136,761	36,445,439
Intuit, Inc.	124,231	32,475,226
LogMeIn, Inc.	36,007	2,884,161
Microsoft Corp.	1,028,235	121,270,036
Oracle Corp. (New York)	350,944	18,849,202
VMware, Inc., Class A	141,805	25,597,220
		237,521,284

Specialty Retail — 3.1%
AutoZone, Inc.(1)	28,591	29,280,615
Murphy USA, Inc.(1)	40,621	3,477,970
O'Reilly Automotive, Inc.(1)	67,720	26,295,676
Ross Stores, Inc.	325,266	30,282,265
		89,336,526
Technology Hardware, Storage and Peripherals — 3.9%
Apple, Inc.	559,733	106,321,284
HP, Inc.	305,840	5,942,471
		112,263,755
Textiles, Apparel and Luxury Goods — 2.7%
Deckers Outdoor Corp.(1)	173,066	25,438,971
NIKE, Inc., Class B	383,793	32,319,209
Tapestry, Inc.	591,386	19,214,131
		76,972,311
Thrifts and Mortgage Finance — 0.3%
Essent Group Ltd.(1)	221,031	9,603,797
Tobacco — 0.6%
Altria Group, Inc.	77,261	4,437,099
Philip Morris International, Inc.	156,347	13,819,512
		18,256,611
TOTAL COMMON STOCKS (Cost $2,093,655,523)		2,808,359,616
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $40,436,984), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $39,636,954)		39,629,193
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 8/15/23, valued at $6,756,968), at 1.25%, dated 3/29/19, due 4/1/19 (Delivery value $6,624,690)		6,624,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,945	20,945
TOTAL TEMPORARY CASH INVESTMENTS (Cost $46,274,138)		46,274,138
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,139,929,661)		2,854,633,754
OTHER ASSETS AND LIABILITIES†		658,233
TOTAL NET ASSETS — 100.0%		$2,855,291,987

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	164	June 2019	$8,200	$23,269,960	$679,934

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,808,359,616	—	—
Temporary Cash Investments	20,945	46,253,193	—
	2,808,380,561	46,253,193	—
Other Financial Instruments
Futures Contracts	679,934	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Gold Fund
March 31, 2019

Global Gold - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%
Australia — 15.9%
Evolution Mining Ltd.	2,991,200	7,722,716
Gold Road Resources Ltd.(1)	5,909,090	4,061,287
Newcrest Mining Ltd.	1,186,813	21,444,385
Northern Star Resources Ltd.	1,657,800	10,482,014
Regis Resources Ltd.	2,264,500	8,484,438
Saracen Mineral Holdings Ltd.(1)	3,463,700	7,075,628
St. Barbara Ltd.	1,290,500	3,078,997
		62,349,465
Canada — 56.1%
Agnico Eagle Mines Ltd.	107,896	4,690,955
Agnico Eagle Mines Ltd. (New York)	240,700	10,470,450
Alamos Gold, Inc., Class A (New York)	927,100	4,709,668
B2Gold Corp. (New York)(1)	3,881,900	10,908,139
Barrick Gold Corp.	3,051,820	41,840,452
Centerra Gold, Inc.(1)	1,094,300	5,740,295
Continental Gold, Inc.(1)	270,400	584,769
Detour Gold Corp.(1)	562,101	5,274,626
Eldorado Gold Corp.(1)	433,400	2,001,031
Fortuna Silver Mines, Inc.(1)	1,038,100	3,477,635
Franco-Nevada Corp.	45,893	3,440,730
Franco-Nevada Corp. (New York)	282,500	21,201,625
GoGold Resources, Inc.(1)	5,526,925	1,426,864
Goldcorp, Inc.	491,376	5,622,134
Goldcorp, Inc. (New York)	618,800	7,079,072
Guyana Goldfields, Inc.(1)	892,621	721,391
IAMGOLD Corp. (New York)(1)	1,001,100	3,473,817
Kinross Gold Corp. (New York)(1)	2,642,557	9,090,396
Kirkland Lake Gold Ltd.	745,100	22,659,381
OceanaGold Corp.	1,970,753	6,193,858
Orezone Gold Corp.(1)	5,400,000	2,060,837
Osisko Gold Royalties Ltd.	68,000	763,782
Pan American Silver Corp. (NASDAQ)	540,200	7,157,650
Premier Gold Mines Ltd.(1)	339,100	395,851
Pretium Resources, Inc.(1)	251,500	2,152,840
Roxgold, Inc.(1)	2,860,300	1,969,152
Sandstorm Gold Ltd.(1)	345,000	1,882,029
Sandstorm Gold Ltd. (New York)(1)	548,100	3,003,588
SEMAFO, Inc.(1)	428,000	1,188,222
Silvercorp Metals, Inc.	584,900	1,501,259
SSR Mining, Inc.(1)	291,000	3,684,060
Torex Gold Resources, Inc.(1)	168,100	2,115,795
Wesdome Gold Mines Ltd.(1)	77,700	245,365
Wheaton Precious Metals Corp.	711,400	16,945,548

Yamana Gold, Inc. (New York)	1,762,781	4,600,859
		220,274,125
China — 1.6%
Zijin Mining Group Co. Ltd., H Shares	15,142,000	6,268,537
Peru — 2.4%
Cia de Minas Buenaventura SAA ADR	536,600	9,272,448
South Africa — 7.4%
Anglo American Platinum Ltd.	93,500	4,770,010
AngloGold Ashanti Ltd.	225,302	2,971,753
AngloGold Ashanti Ltd. ADR	1,066,576	13,972,146
Gold Fields Ltd.	1,056,010	3,897,389
Harmony Gold Mining Co. Ltd. ADR(1)	1,328,000	2,523,200
Impala Platinum Holdings Ltd.(1)	249,100	1,057,858
		29,192,356
United Kingdom — 1.4%
Centamin plc	2,181,900	2,534,282
Fresnillo plc	59,600	676,792
Highland Gold Mining Ltd.	130,692	312,213
Hochschild Mining plc	686,400	1,847,904
		5,371,191
United States — 12.7%
Hecla Mining Co.	176,700	406,410
Newmont Mining Corp.	1,037,614	37,115,453
Royal Gold, Inc.	137,621	12,513,877
		50,035,740
TOTAL COMMON STOCKS (Cost $278,355,785)		382,763,862
EXCHANGE-TRADED FUNDS — 1.7%
VanEck Vectors Junior Gold Miners ETF (Cost $6,624,079)	215,900	6,850,507
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $2,570,642), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $2,519,783)		2,519,290
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 6/30/25, valued at $434,479), at 1.25%, dated 3/29/19, due 4/1/19 (Delivery value $421,044)		421,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	14,876	14,876
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,955,166)		2,955,166
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $287,935,030)		392,569,535
OTHER ASSETS AND LIABILITIES†		(13,567)
TOTAL NET ASSETS — 100.0%		$392,555,968

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	62,349,465	—
Canada	149,795,799	70,478,326	—
China	—	6,268,537	—
South Africa	16,495,346	12,697,010	—
United Kingdom	—	5,371,191	—
Other Countries	59,308,188	—	—
Exchange-Traded Funds	6,850,507	—	—
Temporary Cash Investments	14,876	2,940,290	—
	232,464,716	160,104,819	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Income & Growth Fund
March 31, 2019

Income & Growth - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 2.6%
Boeing Co. (The)	88,202	33,642,007
Harris Corp.	12,695	2,027,518
Raytheon Co.	121,860	22,188,269
		57,857,794
Air Freight and Logistics — 1.2%
CH Robinson Worldwide, Inc.	39,711	3,454,460
United Parcel Service, Inc., Class B	217,215	24,271,604
		27,726,064
Auto Components — 0.1%
Gentex Corp.	123,325	2,550,361
Banks — 6.3%
Bank of America Corp.	1,199,019	33,080,934
BB&T Corp.	311,469	14,492,653
Comerica, Inc.	94,792	6,950,149
JPMorgan Chase & Co.	477,395	48,326,696
SunTrust Banks, Inc.	251,705	14,913,521
Wells Fargo & Co.	435,311	21,034,228
		138,798,181
Beverages — 2.2%
Coca-Cola Co. (The)	719,233	33,703,258
PepsiCo, Inc.	127,487	15,623,532
		49,326,790
Biotechnology — 3.7%
AbbVie, Inc.	342,502	27,602,236
Amgen, Inc.	145,513	27,644,560
Biogen, Inc.(1)	70,713	16,715,139
Gilead Sciences, Inc.	166,884	10,849,129
		82,811,064
Building Products — 0.8%
Johnson Controls International plc	503,408	18,595,892
Capital Markets — 0.2%
SEI Investments Co.	30,912	1,615,152
TD Ameritrade Holding Corp.	58,032	2,901,020
		4,516,172
Chemicals — 0.3%
LyondellBasell Industries NV, Class A	71,340	5,998,267
Commercial Services and Supplies — 2.0%
Republic Services, Inc.	254,545	20,460,327
Waste Management, Inc.	224,722	23,350,863
		43,811,190
Communications Equipment — 2.3%
Cisco Systems, Inc.	738,397	39,866,054

Juniper Networks, Inc.	414,723	10,977,718
		50,843,772
Consumer Finance — 1.8%
Discover Financial Services	281,359	20,021,507
Synchrony Financial	600,679	19,161,660
		39,183,167
Containers and Packaging — 1.6%
Packaging Corp. of America	175,649	17,455,998
WestRock Co.	460,573	17,662,974
		35,118,972
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	85,040	17,083,686
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	139,592	4,377,605
Verizon Communications, Inc.	682,096	40,332,337
		44,709,942
Electrical Equipment — 0.8%
Rockwell Automation, Inc.	106,606	18,705,089
Electronic Equipment, Instruments and Components — 0.8%
National Instruments Corp.	391,263	17,356,427
Energy Equipment and Services — 0.8%
Halliburton Co.	604,754	17,719,292
Equity Real Estate Investment Trusts (REITs) — 5.6%
Apple Hospitality REIT, Inc.	149,127	2,430,770
Brixmor Property Group, Inc.	1,035,389	19,020,096
EPR Properties	223,600	17,194,840
HCP, Inc.	61,018	1,909,863
Healthcare Trust of America, Inc., Class A	581,298	16,619,310
Industrial Logistics Properties Trust	238,863	4,817,867
Life Storage, Inc.	74,117	7,209,361
Omega Healthcare Investors, Inc.	123,915	4,727,357
Physicians Realty Trust	277,424	5,218,346
Senior Housing Properties Trust	1,006,921	11,861,529
Spirit Realty Capital, Inc.	203,577	8,088,114
Tanger Factory Outlet Centers, Inc.	714,038	14,980,517
Weingarten Realty Investors	316,098	9,283,798
		123,361,768
Food Products — 1.6%
General Mills, Inc.	449,486	23,260,900
Hershey Co. (The)	99,848	11,465,546
		34,726,446
Health Care Equipment and Supplies — 1.3%
Medtronic plc	306,826	27,945,712
Health Care Providers and Services — 0.6%
UnitedHealth Group, Inc.	53,629	13,260,307
Hotels, Restaurants and Leisure — 0.9%
Darden Restaurants, Inc.	163,959	19,916,100
Household Durables — 0.4%
Garmin Ltd.	116,794	10,085,162

Household Products — 0.1%
Procter & Gamble Co. (The)	17,586	1,829,823
Industrial Conglomerates — 1.3%
Honeywell International, Inc.	180,711	28,718,592
Insurance — 1.7%
MetLife, Inc.	468,264	19,933,998
Progressive Corp. (The)	186,432	13,439,883
Prudential Financial, Inc.	30,981	2,846,534
Travelers Cos., Inc. (The)	10,286	1,410,828
		37,631,243
Interactive Media and Services — 4.4%
Alphabet, Inc., Class A(1)	62,872	73,993,428
Facebook, Inc., Class A(1)	141,216	23,539,295
		97,532,723
Internet and Direct Marketing Retail — 2.8%
Amazon.com, Inc.(1)	29,037	51,707,638
eBay, Inc.	304,667	11,315,332
		63,022,970
IT Services — 2.6%
Automatic Data Processing, Inc.	3,042	485,929
Fidelity National Information Services, Inc.	19,211	2,172,764
International Business Machines Corp.	215,135	30,355,548
Leidos Holdings, Inc.	38,764	2,484,385
MAXIMUS, Inc.	44,009	3,123,759
Total System Services, Inc.	5,853	556,094
Visa, Inc., Class A	118,392	18,491,646
		57,670,125
Life Sciences Tools and Services — 0.6%
Thermo Fisher Scientific, Inc.	49,825	13,638,099
Machinery — 1.8%
Caterpillar, Inc.	105,396	14,280,104
Cummins, Inc.	54,558	8,613,072
Snap-on, Inc.	111,147	17,396,728
		40,289,904
Media — 0.7%
Comcast Corp., Class A	20,872	834,463
Interpublic Group of Cos., Inc. (The)	748,842	15,733,170
		16,567,633
Metals and Mining — 0.5%
Nucor Corp.	188,535	11,001,017
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Two Harbors Investment Corp.	545,571	7,381,576
Multi-Utilities — 1.0%
Dominion Energy, Inc.	280,953	21,537,857
Multiline Retail — 0.9%
Kohl's Corp.	291,533	20,048,724
Oil, Gas and Consumable Fuels — 6.4%
Chevron Corp.	329,164	40,546,422
ConocoPhillips	277,507	18,520,817

Exxon Mobil Corp.	181,037	14,627,790
HollyFrontier Corp.	329,261	16,222,689
Occidental Petroleum Corp.	310,074	20,526,899
Phillips 66	207,685	19,765,381
Valero Energy Corp.	132,253	11,219,022
		141,429,020
Paper and Forest Products — 0.8%
Domtar Corp.	343,342	17,046,930
Pharmaceuticals — 6.8%
Allergan plc	133,060	19,481,315
Bristol-Myers Squibb Co.	477,667	22,789,492
Eli Lilly & Co.	181,108	23,500,574
Johnson & Johnson	170,378	23,817,141
Merck & Co., Inc.	240,297	19,985,501
Pfizer, Inc.	960,129	40,776,679
		150,350,702
Semiconductors and Semiconductor Equipment — 5.9%
Applied Materials, Inc.	411,799	16,331,948
Broadcom, Inc.	102,076	30,695,274
Intel Corp.	728,235	39,106,220
KLA-Tencor Corp.	137,525	16,421,860
Lam Research Corp.	24,506	4,386,819
QUALCOMM, Inc.	435,501	24,836,622
		131,778,743
Software — 7.7%
Intuit, Inc.	97,721	25,545,246
LogMeIn, Inc.	135,487	10,852,509
Microsoft Corp.	872,756	102,932,843
Oracle Corp. (New York)	573,716	30,814,286
		170,144,884
Specialty Retail — 0.6%
American Eagle Outfitters, Inc.	479,311	10,626,325
Best Buy Co., Inc.	30,505	2,167,685
		12,794,010
Technology Hardware, Storage and Peripherals — 5.6%
Apple, Inc.	410,036	77,886,338
Hewlett Packard Enterprise Co.	869,653	13,418,746
HP, Inc.	879,111	17,081,127
Seagate Technology plc	321,205	15,382,507
		123,768,718
Textiles, Apparel and Luxury Goods — 2.2%
NIKE, Inc., Class B	139,727	11,766,411
Ralph Lauren Corp.	145,340	18,847,691
Tapestry, Inc.	543,337	17,653,019
		48,267,121
Tobacco — 2.8%
Altria Group, Inc.	522,810	30,024,978
Philip Morris International, Inc.	359,909	31,812,357
		61,837,335

Trading Companies and Distributors — 0.8%
W.W. Grainger, Inc.	63,204	19,019,980
TOTAL COMMON STOCKS (Cost $1,715,428,795)		2,195,315,346
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $17,543,213), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $17,196,127)		17,192,760
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 6/30/25, valued at $2,932,731), at 1.25%, dated 3/29/19, due 4/1/19 (Delivery value $2,873,299)		2,873,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,859	9,859
TOTAL TEMPORARY CASH INVESTMENTS (Cost $20,075,619)		20,075,619
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,735,504,414)		2,215,390,965
OTHER ASSETS AND LIABILITIES — 0.1%		1,984,771
TOTAL NET ASSETS — 100.0%		$2,217,375,736

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,195,315,346	—	—
Temporary Cash Investments	9,859	20,065,760	—
	2,195,325,205	20,065,760	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Core Equity Fund
March 31, 2019

International Core Equity - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.9%
Australia — 3.9%
Australia & New Zealand Banking Group Ltd.	15,241	281,693
CIMIC Group Ltd.	7,238	248,025
Inghams Group Ltd.	20,886	64,807
Santos Ltd.	11,724	56,857
Super Retail Group Ltd.	16,389	93,445
Telstra Corp. Ltd.	89,530	211,055
Whitehaven Coal Ltd.	24,677	70,964
		1,026,846
Belgium — 0.9%
KBC Group NV	2,000	139,725
Solvay SA	1,000	108,115
		247,840
Brazil — 0.7%
Petroleo Brasileiro SA ADR	7,200	102,960
Vale SA ADR	6,200	80,972
		183,932
China — 1.8%
China Petroleum & Chemical Corp., H Shares	40,000	31,542
CITIC Ltd.	116,000	173,188
Country Garden Holdings Co. Ltd.	46,000	71,843
Postal Savings Bank of China Co. Ltd., H Shares	142,000	81,221
Weichai Power Co. Ltd., H Shares	72,000	115,017
		472,811
Denmark — 0.9%
DSV A/S	653	54,003
H Lundbeck A/S	1,732	74,949
Novo Nordisk A/S, B Shares	1,979	103,598
		232,550
France — 8.7%
Casino Guichard Perrachon SA	4,000	173,423
CNP Assurances	10,564	232,500
Dassault Aviation SA	135	199,139
Eiffage SA	495	47,564
Faurecia SA	1,247	52,428
Gaztransport Et Technigaz SA	829	75,417
Kaufman & Broad SA	3,517	143,684
Kering SA	483	276,971
L'Oreal SA	658	176,999
Lagardere SCA	2,288	58,826
Metropole Television SA	3,906	72,033
Peugeot SA	9,524	232,260
Sanofi	1,815	160,313
TOTAL SA	4,562	253,415

Ubisoft Entertainment SA(1)	1,600	142,435
		2,297,407
Germany — 6.8%
adidas AG	781	189,760
Allianz SE	1,791	398,355
Covestro AG	2,446	134,501
Deutsche Telekom AG	17,875	296,659
Dialog Semiconductor plc(1)	2,530	77,024
HOCHTIEF AG	367	53,107
HUGO BOSS AG	1,459	99,638
MTU Aero Engines AG	419	94,849
RTL Group SA	1,485	81,124
RWE AG	7,132	191,208
Siltronic AG	2,096	184,898
		1,801,123
Hong Kong — 4.1%
Champion REIT	143,000	123,873
CLP Holdings Ltd.	13,000	150,702
Hong Kong Exchanges & Clearing Ltd.	3,000	104,561
Kerry Properties Ltd.	22,000	98,230
Link REIT	22,500	263,123
Sands China Ltd.	24,400	122,623
Swire Properties Ltd.	50,200	215,829
		1,078,941
Israel — 0.8%
Mizrahi Tefahot Bank Ltd.	1,271	26,209
Nice Ltd.(1)	991	120,810
Wix.com Ltd.(1)	600	72,498
		219,517
Italy — 2.7%
Eni SpA	20,255	357,947
EXOR NV	3,369	218,814
Fiat Chrysler Automobiles NV(1)	9,671	143,981
		720,742
Japan — 22.7%
Advantest Corp.	5,000	116,079
Astellas Pharma, Inc.	16,100	240,926
Bandai Namco Holdings, Inc.	2,300	107,706
Brother Industries Ltd.	3,400	62,828
Canon, Inc.	2,400	69,577
Capcom Co., Ltd.	6,100	136,497
Dai-ichi Life Holdings, Inc.	4,900	67,998
Daiichikosho Co., Ltd.	1,600	81,711
Daiwa Securities Group, Inc.	6,000	29,180
DMG Mori Co. Ltd.	10,700	132,169
Eisai Co. Ltd.	3,100	173,782
Honda Motor Co. Ltd.	400	10,809
Hoya Corp.	4,000	263,791
Isuzu Motors Ltd.	14,000	183,669

KDDI Corp.	7,600	163,548
Mitsubishi Chemical Holdings Corp.	29,000	203,939
Mitsubishi Corp.	3,400	94,303
Mitsubishi UFJ Financial Group, Inc.	36,900	183,118
Mitsui & Co. Ltd.	3,400	52,720
Nihon Unisys Ltd.	5,900	156,084
Nikon Corp.	13,600	191,551
Nippon Telegraph & Telephone Corp.	3,400	144,277
Nissan Chemical Corp.	3,700	169,259
NTT DOCOMO, Inc.	6,600	145,988
ORIX Corp.	14,900	213,693
Recruit Holdings Co. Ltd.	6,700	191,092
Sankyu, Inc.	4,000	194,893
SG Holdings Co. Ltd.	5,500	160,042
Shionogi & Co. Ltd.	3,700	228,750
Shiseido Co. Ltd.	1,300	93,685
SoftBank Group Corp.	700	67,865
Sojitz Corp.	54,600	192,132
Sony Corp.	4,500	188,600
Sumitomo Mitsui Financial Group, Inc.	1,600	55,956
Suzuken Co. Ltd.	1,500	86,755
Suzuki Motor Corp.	4,300	190,033
T-Gaia Corp.	10,800	178,912
Takeda Pharmaceutical Co., Ltd.	2,600	106,060
Tokio Marine Holdings, Inc.	900	43,542
Tokuyama Corp.	2,200	51,849
Tokyo Electron Ltd.	1,400	202,111
Toshiba TEC Corp.	2,500	69,363
Toyota Motor Corp.	3,000	175,593
Trend Micro, Inc.	1,900	92,403
TS Tech Co. Ltd.	1,800	51,728
		6,016,566
Malaysia — 1.2%
CIMB Group Holdings Bhd	41,900	52,856
Hong Leong Financial Group Bhd	40,000	187,924
Petronas Chemicals Group Bhd	33,900	76,062
		316,842
Mexico — 0.5%
Alfa SAB de CV, Class A	127,900	135,608
Netherlands — 3.9%
ASR Nederland NV	5,522	229,809
Coca-Cola European Partners plc	4,300	222,482
Koninklijke Ahold Delhaize NV	9,191	244,605
Koninklijke Philips NV	1,362	55,483
NN Group NV	1,078	44,778
QIAGEN NV(1)	3,736	151,458
Unilever NV CVA	1,355	78,704
		1,027,319

New Zealand — 2.0%
a2 Milk Co. Ltd.(1)	27,016	263,274
Contact Energy Ltd.	28,000	132,332
Spark New Zealand Ltd.	49,266	127,490
		523,096
Norway — 2.0%
Equinor ASA	10,264	224,738
Salmar ASA	4,204	201,696
Telenor ASA	4,828	96,672
		523,106
Poland — 0.2%
Bank Millennium SA(1)	23,820	55,465
Singapore — 2.4%
Oversea-Chinese Banking Corp. Ltd.	29,200	238,082
Singapore Technologies Engineering Ltd.	63,400	174,961
United Overseas Bank Ltd.	12,800	237,913
		650,956
South Korea — 2.0%
Daelim Industrial Co. Ltd.	1,339	113,716
LG Household & Health Care Ltd. Preference Shares	197	145,090
Samsung Electronics Co. Ltd.	4,700	184,878
SK Hynix, Inc.	1,206	78,835
		522,519
Spain — 2.5%
Banco Bilbao Vizcaya Argentaria SA	28,468	162,640
Banco Santander SA	45,068	209,525
Mapfre SA	19,993	55,081
Telefonica SA	27,367	229,291
		656,537
Sweden — 2.9%
Axfood AB	2,950	54,892
Lundin Petroleum AB	4,028	136,385
Sandvik AB	11,666	189,471
Swedish Match AB	443	22,581
Swedish Orphan Biovitrum AB(1)	4,691	110,043
Telefonaktiebolaget LM Ericsson, B Shares	27,601	253,587
		766,959
Switzerland — 9.1%
Logitech International SA	5,071	198,766
Nestle SA	6,519	621,294
Novartis AG	5,444	523,652
Partners Group Holding AG	244	177,410
Roche Holding AG	2,138	589,064
Zurich Insurance Group AG	940	311,146
		2,421,332
United Kingdom — 14.2%
Aggreko plc	20,741	212,655
Anglo American plc	9,749	260,745
BHP Group plc	19,497	469,431

BP plc	10,000	72,742
Burberry Group plc	1,778	45,261
Centrica plc	65,405	97,283
Evraz plc	25,309	204,507
GlaxoSmithKline plc	20,219	420,505
HSBC Holdings plc	26,172	212,469
Imperial Brands plc	2,477	84,671
Legal & General Group plc	66,619	238,872
Marks & Spencer Group plc	8,185	29,732
Moneysupermarket.com Group plc	36,240	175,634
National Express Group plc	6,311	33,372
Rio Tinto plc	5,819	338,097
Royal Dutch Shell plc, B Shares	20,278	641,261
Tate & Lyle plc	18,606	175,886
Unilever plc	691	39,555
		3,752,678
TOTAL COMMON STOCKS (Cost $25,330,735)		25,650,692
EXCHANGE-TRADED FUNDS — 1.9%
iShares MSCI EAFE ETF	4,200	272,412
iShares MSCI Japan ETF	4,136	226,322
TOTAL EXCHANGE-TRADED FUNDS (Cost $474,294)		498,734
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $78,779), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $77,220)		77,205
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,223	2,223
TOTAL TEMPORARY CASH INVESTMENTS (Cost $79,428)		79,428
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $25,884,457)		26,228,854
OTHER ASSETS AND LIABILITIES — 0.9%		232,795
TOTAL NET ASSETS — 100.0%		$26,461,649

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	17.6%
Health Care	12.5%
Consumer Discretionary	10.7%
Industrials	10.6%
Consumer Staples	10.1%
Materials	8.0%
Communication Services	7.7%
Energy	7.7%
Information Technology	7.3%
Real Estate	2.5%
Utilities	2.2%
Exchange-Traded Funds	1.9%
Cash and Equivalents*	1.2%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	478,912	25,171,780	—
Exchange-Traded Funds	498,734	—	—
Temporary Cash Investments	2,223	77,205	—
	979,869	25,248,985	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Multi-Asset Real Return Fund
March 31, 2019

Multi-Asset Real Return - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 58.2%
Aerospace and Defense — 1.3%
Airbus SE	445	58,853
Curtiss-Wright Corp.	256	29,015
Harris Corp.	229	36,574
TransDigm Group, Inc.(1)	97	44,037
		168,479
Biotechnology — 0.3%
Alexion Pharmaceuticals, Inc.(1)	275	37,175
Chemicals — 1.3%
Air Products & Chemicals, Inc.	109	20,815
Ashland Global Holdings, Inc.	208	16,251
Axalta Coating Systems Ltd.(1)	625	15,756
Celanese Corp.	106	10,453
Chemours Co. (The)	405	15,050
FMC Corp.	170	13,059
Linde plc	107	18,824
Nutrien Ltd.	227	11,977
Sika AG	163	22,770
WR Grace & Co.	258	20,134
		165,089
Commercial Services and Supplies — 0.3%
Waste Management, Inc.	389	40,421
Communications Equipment — 0.6%
Cisco Systems, Inc.	711	38,387
Motorola Solutions, Inc.	277	38,896
		77,283
Construction and Engineering — 0.2%
Quanta Services, Inc.	819	30,909
Construction Materials — 0.1%
Vulcan Materials Co.	139	16,458
Containers and Packaging — 0.1%
Sonoco Products Co.	280	17,228
Diversified Telecommunication Services — 0.2%
BCE, Inc.	687	30,506
Electric Utilities — 1.6%
Edison International	591	36,595
Enel SpA	6,263	40,074
Exelon Corp.	626	31,381
FirstEnergy Corp.	749	31,166
NextEra Energy, Inc.	164	31,704
Southern Co. (The)	725	37,468
		208,388
Electrical Equipment — 1.3%
Eaton Corp. plc	542	43,663

Emerson Electric Co.	619	42,383
Hubbell, Inc.	323	38,108
Schneider Electric SE	619	48,564
		172,718
Electronic Equipment, Instruments and Components — 1.3%
Hexagon AB, B Shares	760	39,646
Keysight Technologies, Inc.(1)	547	47,698
Trimble, Inc.(1)	929	37,532
Zebra Technologies Corp., Class A(1)	189	39,601
		164,477
Energy Equipment and Services — 0.2%
Schlumberger Ltd.	378	16,470
TGS Nopec Geophysical Co. ASA	581	15,850
		32,320
Equity Real Estate Investment Trusts (REITs) — 14.5%
Advance Residence Investment Corp.	8	22,268
Agree Realty Corp.	588	40,772
Alexandria Real Estate Equities, Inc.	574	81,829
Allied Properties Real Estate Investment Trust	460	16,970
Americold Realty Trust	2,050	62,546
Boston Properties, Inc.	354	47,394
Camden Property Trust	721	73,182
Canadian Apartment Properties REIT	583	22,411
CapitaLand Commercial Trust	9,300	13,313
Charter Hall Group	7,049	51,403
Duke Realty Corp.	757	23,149
Equinix, Inc.	103	46,675
Equity Residential	714	53,778
Essential Properties Realty Trust, Inc.	860	16,787
Extra Space Storage, Inc.	182	18,548
Federal Realty Investment Trust	109	15,026
Gaming and Leisure Properties, Inc.	2,341	90,292
Gecina SA	408	60,321
GLP J-Reit	29	31,059
Goodman Group	7,401	70,155
HCP, Inc.	3,035	94,996
Hudson Pacific Properties, Inc.	1,151	39,617
Inmobiliaria Colonial Socimi SA	1,554	15,976
Invitation Homes, Inc.	2,563	62,358
Japan Hotel REIT Investment Corp.	43	34,647
Link REIT	5,000	58,472
Mapletree Commercial Trust	14,600	20,361
Northview Apartment Real Estate Investment Trust	770	16,721
Orix JREIT, Inc.	42	72,040
Prologis, Inc.	1,426	102,601
Regency Centers Corp.	646	43,599
Rexford Industrial Realty, Inc.	1,061	37,994
Ryman Hospitality Properties, Inc.	436	35,857
Safestore Holdings plc	2,406	18,692

SBA Communications Corp.(1)	68	13,577
Segro plc	8,454	74,147
STORE Capital Corp.	1,545	51,758
Sun Communities, Inc.	695	82,371
UDR, Inc.	1,531	69,599
UNITE Group plc (The)	1,459	17,435
Welltower, Inc.	850	65,960
Weyerhaeuser Co.	535	14,092
		1,900,748
Food and Staples Retailing — 0.3%
Walmart, Inc.	422	41,158
Food Products — 1.2%
General Mills, Inc.	757	39,175
Lamb Weston Holdings, Inc.	537	40,243
Mondelez International, Inc., Class A	893	44,579
Nestle SA	336	32,022
		156,019
Health Care Equipment and Supplies — 2.5%
Abbott Laboratories	405	32,376
ABIOMED, Inc.(1)	165	47,122
Baxter International, Inc.	566	46,021
Danaher Corp.	285	37,626
Masimo Corp.(1)	292	40,378
Medtronic plc	421	38,345
Stryker Corp.	222	43,849
Varian Medical Systems, Inc.(1)	268	37,981
		323,698
Health Care Providers and Services — 0.6%
Laboratory Corp. of America Holdings(1)	246	37,633
UnitedHealth Group, Inc.	150	37,089
		74,722
Hotels, Restaurants and Leisure — 0.4%
Darden Restaurants, Inc.	391	47,495
Household Durables — 0.3%
Garmin Ltd.	464	40,066
Household Products — 0.2%
Procter & Gamble Co. (The)	314	32,672
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	2,080	37,606
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	312	49,583
Roper Technologies, Inc.	141	48,218
		97,801
Internet and Direct Marketing Retail — 1.1%
Alibaba Group Holding Ltd. ADR(1)	286	52,181
Amazon.com, Inc.(1)	29	51,642
Expedia Group, Inc.	373	44,387
		148,210

IT Services — 3.6%
Akamai Technologies, Inc.(1)	524	37,576
Automatic Data Processing, Inc.	290	46,325
Euronet Worldwide, Inc.(1)	265	37,786
FleetCor Technologies, Inc.(1)	167	41,180
GDS Holdings Ltd. ADR(1)	985	35,155
Global Payments, Inc.	258	35,222
InterXion Holding NV(1)	559	37,302
Mastercard, Inc., Class A	145	34,140
NEXTDC Ltd.(1)	2,991	13,401
PayPal Holdings, Inc.(1)	309	32,087
Total System Services, Inc.	476	45,225
Visa, Inc., Class A	272	42,484
WEX, Inc.(1)	183	35,134
		473,017
Life Sciences Tools and Services — 1.6%
Bio-Rad Laboratories, Inc., Class A(1)	120	36,682
IQVIA Holdings, Inc.(1)	261	37,545
PRA Health Sciences, Inc.(1)	485	53,491
Syneos Health, Inc.(1)	762	39,441
Thermo Fisher Scientific, Inc.	138	37,773
		204,932
Machinery — 0.7%
Fortive Corp.	520	43,623
Ingersoll-Rand plc	437	47,174
		90,797
Media — 0.6%
Altice USA, Inc., Class A	1,908	40,984
Comcast Corp., Class A	927	37,061
		78,045
Metals and Mining — 1.0%
Anglo American plc	1,022	27,334
BHP Group Ltd.	1,007	27,521
Boliden AB	527	14,998
Fortescue Metals Group Ltd.	3,376	17,044
Glencore plc(1)	3,451	14,291
Rio Tinto plc ADR	469	27,601
		128,789
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	436	7,848
Multi-Utilities — 1.6%
Algonquin Power & Utilities Corp.	3,858	43,391
Ameren Corp.	438	32,215
Brookfield Infrastructure Partners LP	869	36,385
CenterPoint Energy, Inc.	974	29,902
CMS Energy Corp.	575	31,935
Public Service Enterprise Group, Inc.	622	36,953
		210,781

Oil, Gas and Consumable Fuels — 5.0%
Aker BP ASA	599	21,321
BP plc	3,468	25,227
Canadian Natural Resources Ltd.	726	19,933
Cheniere Energy Partners LP	399	16,730
Cheniere Energy, Inc.(1)	253	17,295
Chevron Corp.	198	24,390
ConocoPhillips	248	16,551
Continental Resources, Inc.(1)	441	19,744
Devon Energy Corp.	452	14,265
Enbridge, Inc.	419	15,175
Encana Corp.	2,801	20,289
Energy Transfer LP	1,151	17,691
Eni SpA	1,139	20,128
Enterprise Products Partners LP	609	17,722
EQM Midstream Partners LP	353	16,298
Exxon Mobil Corp.	305	24,644
Inter Pipeline Ltd.	1,053	17,422
Kinder Morgan, Inc.	1,218	24,372
Lundin Petroleum AB	491	16,625
Magellan Midstream Partners LP	287	17,401
Marathon Oil Corp.	1,174	19,618
Marathon Petroleum Corp.	216	12,928
Murphy Oil Corp.	539	15,793
Neste Oyj	167	17,797
Occidental Petroleum Corp.	258	17,080
OMV AG	359	19,479
ONEOK, Inc.	348	24,304
Phillips 66	240	22,841
Phillips 66 Partners LP	369	19,317
Royal Dutch Shell plc, A Shares	779	24,450
TOTAL SA	420	23,331
TransCanada Corp.	398	17,875
Valero Energy Corp.	203	17,220
Williams Cos., Inc. (The)	577	16,571
		651,827
Paper and Forest Products — 0.1%
Suzano Papel E Celulo SA ADR	554	13,124
Pharmaceuticals — 1.7%
Catalent, Inc.(1)	908	36,856
Eli Lilly & Co.	309	40,096
Jazz Pharmaceuticals plc(1)	267	38,168
Merck & Co., Inc.	476	39,589
Novartis AG	304	29,241
Novo Nordisk A/S, B Shares	764	39,994
		223,944
Real Estate Management and Development — 4.7%
ADO Properties SA	173	9,829
Ayala Land, Inc.	26,600	22,745

CapitaLand Ltd.	12,600	33,935
China Vanke Co. Ltd., H Shares	1,900	7,987
CIFI Holdings Group Co. Ltd.	24,000	18,191
CK Asset Holdings Ltd.	7,500	66,688
Corp. Inmobiliaria Vesta SAB de CV	9,329	13,457
Fabege AB	1,331	19,327
Hang Lung Properties Ltd.	8,000	19,526
Longfor Group Holdings Ltd.	9,000	31,701
Mitsui Fudosan Co. Ltd.	2,200	55,233
New World Development Co. Ltd.	17,000	28,196
Pakuwon Jati Tbk PT	123,900	6,004
Shimao Property Holdings Ltd.	3,500	10,946
Shurgard Self Storage SA(1)	443	14,627
Sumitomo Realty & Development Co. Ltd.	1,000	41,379
Sun Hung Kai Properties Ltd.	2,500	42,898
Sunac China Holdings Ltd.	6,000	29,886
Times China Holdings Ltd.	13,000	26,961
VGP NV	170	13,387
Vonovia SE	1,889	97,940
		610,843
Road and Rail — 1.2%
Canadian Pacific Railway Ltd.	142	29,258
CSX Corp.	661	49,456
Norfolk Southern Corp.	193	36,070
Union Pacific Corp.	252	42,134
		156,918
Semiconductors and Semiconductor Equipment — 1.3%
Broadcom, Inc.	110	33,078
KLA-Tencor Corp.	438	52,302
QUALCOMM, Inc.	765	43,628
Universal Display Corp.	283	43,256
		172,264
Software — 2.5%
Cadence Design Systems, Inc.(1)	615	39,059
Dassault Systemes SE	344	51,226
Guidewire Software, Inc.(1)	365	35,463
Microsoft Corp.	304	35,854
Palo Alto Networks, Inc.(1)	154	37,403
salesforce.com, Inc.(1)	288	45,611
ServiceNow, Inc.(1)	180	44,368
Splunk, Inc.(1)	307	38,252
		327,236
Specialty Retail — 0.6%
Advance Auto Parts, Inc.	231	39,392
Home Depot, Inc. (The)	212	40,681
		80,073
Textiles, Apparel and Luxury Goods — 0.7%
NIKE, Inc., Class B	492	41,431

VF Corp.	555	48,235
		89,666
Water Utilities — 0.3%
American Water Works Co., Inc.	390	40,661
TOTAL COMMON STOCKS (Cost $6,852,118)		7,622,411
U.S. TREASURY SECURITIES — 6.8%
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25(2)	80,122	89,034
U.S. Treasury Notes, 2.50%, 2/28/21	800,000	803,328
TOTAL U.S. TREASURY SECURITIES (Cost $889,320)		892,362
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.4%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	2,835	2,960
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.34%, 2/25/35	26,973	27,316
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.45%, 8/25/34	14,014	13,709
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.48%, 8/25/35	21,539	21,864
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	25,145	25,623
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	4,278	4,334
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 8/25/35	15,085	15,215
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.52%, 9/25/35	22,657	23,171
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.32%, 8/25/35	24,111	23,407
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.69%, 4/25/35	5,303	5,391
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 5/25/46(3)	100,000	100,300
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.23%, (1-month LIBOR plus 0.74%), 9/25/44	8,424	8,320
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.72%, 7/25/36	66,167	64,130
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	5,036	5,050
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	58,994	59,629
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	44,979	44,816
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.97%, 3/25/35	18,413	18,811
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.44%, 5/25/35	8,581	8,834
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	20,680	20,582
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	25,271	24,944
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	9,290	9,190
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 5.10%, 3/25/36	27,880	27,572
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.54%, 7/25/36	124,021	124,641
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.71%, 9/25/36	53,839	54,360
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.73%, 10/25/36	13,623	13,490
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	12,284	12,266
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	14,569	14,525
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	2,021	2,055
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	3,238	3,221
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	48,273	47,999
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.91%, 1/25/38	2,966	2,861
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 6/20/44(3)	7,712	7,801
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $826,127)		838,387
EXCHANGE-TRADED FUNDS — 6.4%
Invesco DB Base Metals Fund	9,937	169,326
Invesco DB Commodity Index Tracking Fund	4,304	68,434
Invesco DB Energy Fund	30,248	444,343

Vanguard Real Estate ETF	1,765	153,396
		835,499
TOTAL EXCHANGE-TRADED FUNDS (Cost $792,737)		835,499
CORPORATE BONDS — 5.5%
Aerospace and Defense — 0.1%
United Technologies Corp., 3.75%, 11/1/46	10,000	9,266
Banks — 0.3%
Bank of America Corp., MTN, 3.25%, 10/21/27	15,000	14,713
CIT Group, Inc., 5.00%, 8/15/22	20,000	20,875
Citigroup, Inc., 4.45%, 9/29/27	10,000	10,297
		45,885
Capital Markets — 0.2%
Morgan Stanley, MTN, 5.625%, 9/23/19	20,000	20,261
Containers and Packaging — 0.4%
Berry Global, Inc., 5.50%, 5/15/22	25,000	25,469
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(3)	25,000	25,437
		50,906
Electric Utilities — 0.1%
Duke Energy Progress LLC, 3.70%, 10/15/46	10,000	9,796
Equity Real Estate Investment Trusts (REITs) — 1.0%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	80,778
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	50,000	51,075
		131,853
Gas Utilities — 0.1%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	19,000	19,570
Health Care Providers and Services — 1.1%
DaVita, Inc., 5.75%, 8/15/22	25,000	25,531
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(3)	70,000	70,456
HCA, Inc., 4.25%, 10/15/19	50,000	50,263
		146,250
Hotels, Restaurants and Leisure — 0.3%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(3)	20,000	19,806
Boyd Gaming Corp., 6.875%, 5/15/23	25,000	26,063
		45,869
Media — 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	20,000	20,412
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(3)	10,000	10,088
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	10,000	11,236
Time Warner Cable LLC, 4.50%, 9/15/42	10,000	8,791
		50,527
Metals and Mining — 0.2%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	25,000	24,781
Multi-Utilities — 0.3%
Exelon Generation Co. LLC, 5.60%, 6/15/42	5,000	5,273
IPALCO Enterprises, Inc., 3.45%, 7/15/20	30,000	30,028
		35,301
Oil, Gas and Consumable Fuels — 1.0%
Antero Resources Corp., 5.125%, 12/1/22	25,000	25,226
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	25,000	24,688

MPLX LP, 4.875%, 6/1/25	10,000	10,662
Newfield Exploration Co., 5.75%, 1/30/22	20,000	21,370
Oasis Petroleum, Inc., 6.875%, 3/15/22	25,000	25,312
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	25,000	24,477
		131,735
TOTAL CORPORATE BONDS (Cost $719,574)		722,000
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.0%
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.69%, 2/10/47	50,000	53,459
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	24,165
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/10/49	50,000	51,464
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(3)	50,000	50,294
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(3)	50,000	50,398
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	75,000	76,322
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 8/10/38(3)	50,000	48,921
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	50,000	49,563
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	50,000	49,258
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49	75,000	73,379
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $545,452)		527,223
ASSET-BACKED SECURITIES — 3.6%
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.73%, (1-month LIBOR plus 1.25%), 12/17/33(3)	29,531	29,558
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	85,243	87,214
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	14,170	14,030
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.76%, (1-month LIBOR plus 1.28%), 6/17/37(3)	100,000	99,502
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(3)	49,904	48,977
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	9,842	9,675
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(3)	31,440	30,964
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.88%, (1-month LIBOR plus 1.40%), 1/17/34(3)	24,975	25,054
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(3)	50,000	50,883
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	12,879	12,825
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(3)	14,623	14,482
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	11,443	11,289
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(3)	39,249	40,070
TOTAL ASSET-BACKED SECURITIES (Cost $473,458)		474,523
COLLATERALIZED LOAN OBLIGATIONS — 3.4%
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 4.21%, (3-month LIBOR plus 1.45%), 4/20/31(3)	200,000	195,795
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 4.18%, (3-month LIBOR plus 1.40%), 4/24/31(3)	250,000	244,977
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $450,000)		440,772
TEMPORARY CASH INVESTMENTS — 7.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $963,229)	963,229	963,229
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $12,512,015)		13,316,406
OTHER ASSETS AND LIABILITIES — (1.7)%		(228,909)
TOTAL NET ASSETS — 100.0%		$13,087,497

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	128,299	AUD	180,351	Morgan Stanley	6/28/19	$35
USD	21,113	AUD	29,678	Morgan Stanley	6/28/19	6
USD	20,944	AUD	29,545	Morgan Stanley	6/28/19	(68)
USD	3,006	AUD	4,240	Morgan Stanley	6/28/19	(10)
CAD	195,059	USD	147,256	Morgan Stanley	6/19/19	(1,009)
CAD	861,292	USD	643,187	Morgan Stanley	6/19/19	2,573
CAD	3,331	USD	2,494	Morgan Stanley	6/28/19	4
USD	18,073	CAD	24,194	Morgan Stanley	6/19/19	(67)
USD	55,009	CAD	73,657	Morgan Stanley	6/28/19	(229)
USD	89,266	CAD	119,527	Morgan Stanley	6/28/19	(371)
USD	57,381	CAD	76,833	Morgan Stanley	6/28/19	(239)
CHF	236	USD	240	UBS AG	6/28/19	—
USD	11,594	CHF	11,407	UBS AG	6/28/19	44
USD	59,538	CHF	58,577	UBS AG	6/28/19	226
USD	10,526	CHF	10,395	UBS AG	6/28/19	—
CLP	166,838,607	USD	250,644	Goldman Sachs & Co.	6/19/19	(5,481)
CLP	25,408,684	USD	37,438	Goldman Sachs & Co.	6/19/19	(101)
CLP	170,577,375	USD	250,591	Goldman Sachs & Co.	6/19/19	66
USD	541,586	CLP	362,824,666	Goldman Sachs & Co.	6/19/19	8,429
CZK	12,501,056	USD	549,666	UBS AG	6/19/19	(5,233)
USD	260,785	CZK	5,871,044	UBS AG	6/19/19	5,095
USD	37,718	CZK	858,586	UBS AG	6/19/19	326
USD	252,209	CZK	5,771,426	UBS AG	6/19/19	858
DKK	6,040	USD	924	Goldman Sachs & Co.	6/28/19	(9)
USD	38,022	DKK	248,262	Goldman Sachs & Co.	6/28/19	425
USD	1,080	DKK	7,040	Goldman Sachs & Co.	6/28/19	14
USD	1,048	DKK	6,892	Goldman Sachs & Co.	6/28/19	4
EUR	194,256	USD	219,848	JPMorgan Chase Bank N.A.	6/19/19	(506)
EUR	54,327	USD	61,751	JPMorgan Chase Bank N.A.	6/19/19	(408)
EUR	3,892	USD	4,399	Credit Suisse AG	6/28/19	(2)
USD	541,959	EUR	474,533	JPMorgan Chase Bank N.A.	6/19/19	6,144
USD	153,259	EUR	134,026	JPMorgan Chase Bank N.A.	6/19/19	1,924
USD	104,212	EUR	91,340	Credit Suisse AG	6/28/19	996
USD	194,994	EUR	170,909	Credit Suisse AG	6/28/19	1,864
USD	213,024	EUR	186,713	Credit Suisse AG	6/28/19	2,036
GBP	1	USD	1	Bank of America N.A.	6/19/19	—
GBP	2,333	USD	3,104	JPMorgan Chase Bank N.A.	6/28/19	(52)
USD	71,276	GBP	53,771	JPMorgan Chase Bank N.A.	6/28/19	939
USD	112,495	GBP	84,867	JPMorgan Chase Bank N.A.	6/28/19	1,481
USD	6,976	GBP	5,244	JPMorgan Chase Bank N.A.	6/28/19	117
USD	12,941	GBP	9,904	JPMorgan Chase Bank N.A.	6/28/19	(14)
HKD	91,840	USD	11,736	Bank of America N.A.	6/28/19	(6)
USD	301,113	HKD	2,356,736	Bank of America N.A.	6/28/19	121
USD	11,159	HKD	87,349	Bank of America N.A.	6/28/19	4
USD	14,721	HKD	115,275	Bank of America N.A.	6/28/19	(2)
USD	12,483	HKD	97,747	Bank of America N.A.	6/28/19	(1)

HUF	146,259,920	USD	533,698	UBS AG	6/19/19	(20,006)
HUF	20,988,480	USD	75,396	UBS AG	6/19/19	(1,681)
USD	550,631	HUF	153,944,375	UBS AG	6/19/19	9,950
USD	555,190	HUF	154,864,754	UBS AG	6/19/19	11,276
USD	14,586	HUF	4,131,798	UBS AG	6/19/19	74
IDR	7,858,447,253	USD	545,612	Goldman Sachs & Co.	6/19/19	(626)
USD	256,338	IDR	3,678,708,935	Goldman Sachs & Co.	6/19/19	1,218
USD	39,261	IDR	565,631,783	Goldman Sachs & Co.	6/19/19	34
USD	250,250	IDR	3,614,106,535	Goldman Sachs & Co.	6/19/19	(390)
USD	252,749	JPY	27,625,891	Bank of America N.A.	6/28/19	1,786
KZT	418,742,026	USD	1,090,190	Goldman Sachs & Co.	6/19/19	(6,185)
USD	543,821	KZT	209,371,013	Goldman Sachs & Co.	6/19/19	1,819
USD	294,969	KZT	112,678,338	Goldman Sachs & Co.	6/19/19	3,277
MXN	7,239	USD	370	JPMorgan Chase Bank N.A.	6/28/19	(2)
USD	12,897	MXN	248,489	JPMorgan Chase Bank N.A.	6/28/19	271
USD	603	MXN	11,673	JPMorgan Chase Bank N.A.	6/28/19	9
MYR	4,515,563	USD	1,105,888	Goldman Sachs & Co.	6/19/19	807
USD	521,048	MYR	2,121,186	Goldman Sachs & Co.	6/19/19	1,178
USD	77,995	MYR	317,672	Goldman Sachs & Co.	6/19/19	138
USD	252,928	MYR	1,033,715	Goldman Sachs & Co.	6/19/19	(420)
NOK	9,663,209	USD	1,116,115	Goldman Sachs & Co.	6/19/19	7,625
NOK	4,798,211	USD	555,818	Goldman Sachs & Co.	6/19/19	2,168
NOK	4,361,026	USD	512,471	Goldman Sachs & Co.	6/19/19	(5,325)
NOK	140,163	USD	16,324	Goldman Sachs & Co.	6/19/19	(25)
NOK	7,681	USD	904	Goldman Sachs & Co.	6/28/19	(10)
USD	736,709	NOK	6,259,672	Goldman Sachs & Co.	6/19/19	8,768
USD	146,776	NOK	1,250,583	Goldman Sachs & Co.	6/19/19	1,345
USD	300,662	NOK	2,558,111	Goldman Sachs & Co.	6/19/19	3,179
USD	137,433	NOK	1,174,655	Goldman Sachs & Co.	6/19/19	832
USD	36,440	NOK	309,769	Goldman Sachs & Co.	6/28/19	404
NZD	813,573	USD	558,241	UBS AG	6/19/19	(3,374)
USD	556,639	NZD	813,573	UBS AG	6/19/19	1,771
PEN	840,599	USD	253,720	Goldman Sachs & Co.	6/19/19	(1,223)
PEN	126,771	USD	38,213	Goldman Sachs & Co.	6/19/19	(134)
USD	545,594	PEN	1,809,682	Goldman Sachs & Co.	6/19/19	2,007
PHP	13,352,760	USD	250,657	Goldman Sachs & Co.	6/19/19	1,015
PHP	15,456,592	USD	292,323	Goldman Sachs & Co.	6/19/19	(998)
USD	548,238	PHP	28,809,352	Goldman Sachs & Co.	6/19/19	5,241
PLN	52,665	USD	13,881	Goldman Sachs & Co.	6/19/19	(130)
PLN	3,726,171	USD	988,867	Goldman Sachs & Co.	6/19/19	(15,977)
PLN	554,404	USD	147,409	Goldman Sachs & Co.	6/19/19	(2,656)
PLN	1,119,310	USD	297,614	Goldman Sachs & Co.	6/19/19	(5,366)
PLN	652,782	USD	171,783	Goldman Sachs & Co.	6/19/19	(1,344)
USD	2,443,739	PLN	9,333,374	Goldman Sachs & Co.	6/19/19	6,830
USD	294,438	PLN	1,103,230	Goldman Sachs & Co.	6/19/19	6,389
USD	9,521	PLN	36,089	Goldman Sachs & Co.	6/19/19	99
USD	8,334	PLN	31,753	Goldman Sachs & Co.	6/19/19	44
SEK	27,504,547	USD	2,943,315	Goldman Sachs & Co.	6/19/19	32,332
SEK	91,477	USD	9,967	Goldman Sachs & Co.	6/19/19	(70)

USD	492,711	SEK	4,594,333	Goldman Sachs & Co.	6/19/19	(4,338)
USD	22,535	SEK	207,706	Goldman Sachs & Co.	6/19/19	63
USD	1,001,401	SEK	9,147,679	Goldman Sachs & Co.	6/19/19	11,737
USD	197,314	SEK	1,822,083	Goldman Sachs & Co.	6/19/19	188
USD	634,210	SEK	5,883,757	Goldman Sachs & Co.	6/19/19	(2,339)
USD	38,470	SEK	352,750	Goldman Sachs & Co.	6/28/19	281
USD	18,668	SEK	171,186	Goldman Sachs & Co.	6/28/19	136
USD	30,412	SEK	278,872	Goldman Sachs & Co.	6/28/19	221
USD	474	SEK	4,360	Goldman Sachs & Co.	6/28/19	2
USD	64,329	SGD	86,690	Bank of America N.A.	6/28/19	259
THB	8,217,051	USD	259,885	Goldman Sachs & Co.	6/19/19	(437)
THB	1,193,679	USD	37,666	Goldman Sachs & Co.	6/19/19	24
THB	8,112,569	USD	256,119	Goldman Sachs & Co.	6/19/19	31
USD	553,222	THB	17,523,299	Goldman Sachs & Co.	6/19/19	(66)
						$71,629

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	1	June 2019	$100,000	$124,219	$1,591
U.S. Treasury 10-Year Ultra Notes	2	June 2019	$200,000	265,562	5,027
				$389,781	$6,618

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	8/19/19	$500,000	$503	$(21,589)	$(21,086)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	$700,000	$12,466
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $23,827.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,298,796, which represented 9.9% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures are valued at the settlement price as provided by the appropriate exchange. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	109,626	58,853	—
Chemicals	142,319	22,770	—
Diversified Telecommunication Services	—	30,506	—
Electric Utilities	168,314	40,074	—
Electrical Equipment	124,154	48,564	—
Electronic Equipment, Instruments and Components	124,831	39,646	—
Energy Equipment and Services	16,470	15,850	—
Equity Real Estate Investment Trusts (REITs)	1,284,357	616,391	—
Food Products	123,997	32,022	—
IT Services	459,616	13,401	—
Metals and Mining	27,601	101,188	—
Multi-Utilities	167,390	43,391	—
Oil, Gas and Consumable Fuels	392,775	259,052	—
Pharmaceuticals	154,709	69,235	—
Real Estate Management and Development	—	610,843	—
Road and Rail	127,660	29,258	—
Software	276,010	51,226	—
Other Industries	1,840,312	—	—
U.S. Treasury Securities	—	892,362	—
Collateralized Mortgage Obligations	—	838,387	—
Exchange-Traded Funds	835,499	—	—
Corporate Bonds	—	722,000	—
Commercial Mortgage-Backed Securities	—	527,223	—
Asset-Backed Securities	—	474,523	—
Collateralized Loan Obligations	—	440,772	—
Temporary Cash Investments	963,229	—	—
	7,338,869	5,977,537	—
Other Financial Instruments
Futures Contracts	6,618	—	—
Swap Agreements	—	12,466	—
Forward Foreign Currency Exchange Contracts	—	158,559	—
	6,618	171,025	—
Liabilities
Other Financial Instruments
Swap Agreements	—	21,086	—
Forward Foreign Currency Exchange Contracts	—	86,930	—
	—	108,016	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Core Equity Plus Fund
March 31, 2019

NT Core Equity Plus - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 127.7%
Aerospace and Defense — 3.0%
Boeing Co. (The)(1)	21,130	8,059,404
Curtiss-Wright Corp.	11,390	1,290,943
Raytheon Co.(1)	29,515	5,374,091
		14,724,438
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	25,163	2,188,929
Banks — 10.1%
Bank of America Corp.(1)	316,561	8,733,918
BB&T Corp.(1)	99,933	4,649,883
Citigroup, Inc.	14,577	906,981
Comerica, Inc.	51,979	3,811,100
Fifth Third Bancorp	156,040	3,935,329
First Citizens BancShares, Inc., Class A	5,172	2,106,038
JPMorgan Chase & Co.(1)	100,988	10,223,015
Popular, Inc.	40,430	2,107,616
SunTrust Banks, Inc.(1)	76,388	4,525,989
Wells Fargo & Co.(1)	156,410	7,557,731
		48,557,600
Beverages — 2.0%
Coca-Cola Co. (The)(1)	153,395	7,188,090
PepsiCo, Inc.	21,523	2,637,643
		9,825,733
Biotechnology — 3.5%
AbbVie, Inc.	44,874	3,616,396
Alexion Pharmaceuticals, Inc.(2)	12,728	1,720,571
Amgen, Inc.	18,696	3,551,866
Biogen, Inc.(2)	7,302	1,726,047
Celgene Corp.(2)	28,260	2,666,048
Genomic Health, Inc.(2)	14,709	1,030,366
Gilead Sciences, Inc.	9,614	625,006
Incyte Corp.(2)	17,514	1,506,379
Regeneron Pharmaceuticals, Inc.(2)	624	256,227
		16,698,906
Building Products — 1.2%
Johnson Controls International plc	111,814	4,130,409
Masco Corp.	40,006	1,572,636
		5,703,045
Capital Markets — 1.6%
Evercore, Inc., Class A	38,955	3,544,905
LPL Financial Holdings, Inc.	51,162	3,563,434
SEI Investments Co.	13,673	714,414
		7,822,753

Chemicals — 0.8%
CF Industries Holdings, Inc.	92,755	3,791,824
Commercial Services and Supplies — 3.0%
Clean Harbors, Inc.(2)	39,017	2,790,886
MSA Safety, Inc.	33,628	3,477,135
Republic Services, Inc.	51,523	4,141,419
Waste Management, Inc.	36,935	3,837,916
		14,247,356
Communications Equipment — 2.6%
Ciena Corp.(2)	82,950	3,097,353
Cisco Systems, Inc.(1)	174,942	9,445,119
		12,542,472
Construction and Engineering — 0.1%
EMCOR Group, Inc.	4,849	354,365
Consumer Finance — 1.6%
Discover Financial Services(1)	64,838	4,613,872
Green Dot Corp., Class A(2)	5,880	356,622
Synchrony Financial	79,472	2,535,157
		7,505,651
Containers and Packaging — 1.0%
Packaging Corp. of America	37,696	3,746,228
WestRock Co.	34,245	1,313,296
		5,059,524
Diversified Consumer Services — 0.8%
Graham Holdings Co., Class B	5,420	3,702,836
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(2)	19,464	3,910,123
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	26,771	839,539
CenturyLink, Inc.	21,608	259,080
Verizon Communications, Inc.(1)	148,847	8,801,323
		9,899,942
Electric Utilities — 0.2%
ALLETE, Inc.	8,937	734,890
Electrical Equipment — 0.6%
Generac Holdings, Inc.(2)	34,189	1,751,503
Rockwell Automation, Inc.	5,257	922,393
		2,673,896
Electronic Equipment, Instruments and Components — 1.9%
Keysight Technologies, Inc.(2)	32,146	2,803,131
National Instruments Corp.	56,368	2,500,484
Tech Data Corp.(2)	14,355	1,470,096
Zebra Technologies Corp., Class A(2)	11,945	2,502,836
		9,276,547
Energy Equipment and Services — 0.4%
Halliburton Co.	71,635	2,098,905
Entertainment — 2.2%
Activision Blizzard, Inc.	85,679	3,900,965
Electronic Arts, Inc.(2)	44,344	4,506,681

Take-Two Interactive Software, Inc.(2)	25,671	2,422,572
		10,830,218
Equity Real Estate Investment Trusts (REITs) — 3.4%
Brixmor Property Group, Inc.	220,491	4,050,420
CareTrust REIT, Inc.	145,345	3,409,794
GEO Group, Inc. (The)	186,175	3,574,560
Healthcare Trust of America, Inc., Class A	48,623	1,390,132
Host Hotels & Resorts, Inc.	96,667	1,827,006
Life Storage, Inc.	11,503	1,118,897
PS Business Parks, Inc.	1,105	173,297
Sunstone Hotel Investors, Inc.	74,046	1,066,262
		16,610,368
Food and Staples Retailing — 0.6%
Performance Food Group Co.(2)	70,273	2,785,622
Food Products — 1.4%
General Mills, Inc.	82,908	4,290,489
Hershey Co. (The)	21,059	2,418,205
		6,708,694
Health Care Equipment and Supplies — 7.2%
Danaher Corp.	29,918	3,949,774
DexCom, Inc.(2)	14,235	1,695,389
Globus Medical, Inc., Class A(2)	78,803	3,893,656
Hill-Rom Holdings, Inc.	36,941	3,910,574
Hologic, Inc.(2)	12,078	584,575
ICU Medical, Inc.(2)	16,197	3,876,428
Integer Holdings Corp.(2)	32,433	2,446,097
Masimo Corp.(2)	2,941	406,682
Medtronic plc	69,656	6,344,269
NuVasive, Inc.(2)	68,917	3,913,796
STERIS plc	30,635	3,922,199
		34,943,439
Health Care Providers and Services — 1.5%
Amedisys, Inc.(2)	26,834	3,307,559
Ensign Group, Inc. (The)	4,770	244,176
HCA Healthcare, Inc.	2,088	272,234
UnitedHealth Group, Inc.	14,489	3,582,550
		7,406,519
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(2)	1,899	240,907
Hotels, Restaurants and Leisure — 2.1%
Cheesecake Factory, Inc. (The)	22,927	1,121,589
Darden Restaurants, Inc.	31,342	3,807,113
Extended Stay America, Inc.	185,614	3,331,771
Starbucks Corp.	24,478	1,819,694
		10,080,167
Household Durables — 1.1%
NVR, Inc.(1)(2)	1,364	3,774,188
PulteGroup, Inc.	54,920	1,535,563
		5,309,751

Household Products — 0.2%
Procter & Gamble Co. (The)	9,229	960,277
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp.	117,133	2,117,765
NRG Energy, Inc.	54,153	2,300,419
		4,418,184
Industrial Conglomerates — 1.3%
Honeywell International, Inc.(1)	39,886	6,338,683
Insurance — 1.5%
Hartford Financial Services Group, Inc. (The)	10,877	540,804
Progressive Corp. (The)(1)	65,245	4,703,512
Travelers Cos., Inc. (The)	16,122	2,211,294
		7,455,610
Interactive Media and Services — 6.1%
Alphabet, Inc., Class A(2)	14,841	17,466,225
Facebook, Inc., Class A(1)(2)	72,276	12,047,686
		29,513,911
Internet and Direct Marketing Retail — 4.7%
Amazon.com, Inc.(2)	10,217	18,193,923
eBay, Inc.(1)	126,602	4,701,998
		22,895,921
IT Services — 3.0%
Akamai Technologies, Inc.(2)	62,326	4,469,397
International Business Machines Corp.	12,688	1,790,277
Visa, Inc., Class A(1)	53,761	8,396,931
		14,656,605
Leisure Products — 0.7%
Brunswick Corp.	65,752	3,309,298
Life Sciences Tools and Services — 3.1%
Agilent Technologies, Inc.	54,323	4,366,483
Bio-Rad Laboratories, Inc., Class A(2)	4,092	1,250,842
Illumina, Inc.(2)	8,722	2,709,838
Thermo Fisher Scientific, Inc.(1)	23,980	6,563,806
		14,890,969
Machinery — 1.8%
Allison Transmission Holdings, Inc.	74,951	3,366,799
Gardner Denver Holdings, Inc.(2)	31,645	880,047
Snap-on, Inc.	27,669	4,330,752
		8,577,598
Media — 0.4%
Nexstar Media Group, Inc., Class A	17,680	1,915,982
Metals and Mining — 1.0%
Compass Minerals International, Inc.	18,599	1,011,228
Steel Dynamics, Inc.	102,887	3,628,824
		4,640,052
Multiline Retail — 0.9%
Kohl's Corp.	66,661	4,584,277
Oil, Gas and Consumable Fuels — 6.9%
Cabot Oil & Gas Corp.	140,993	3,679,917

Chevron Corp.	34,664	4,269,912
ConocoPhillips(1)	71,367	4,763,034
Continental Resources, Inc.(2)	73,789	3,303,534
CVR Energy, Inc.	107,351	4,422,861
EOG Resources, Inc.	29,036	2,763,646
Exxon Mobil Corp.	39,050	3,155,240
HollyFrontier Corp.	35,994	1,773,424
Occidental Petroleum Corp.	17,961	1,189,018
Phillips 66	43,222	4,113,438
		33,434,024
Paper and Forest Products — 0.7%
Domtar Corp.	72,015	3,575,545
Personal Products — 1.1%
Edgewell Personal Care Co.(2)	57,041	2,503,529
USANA Health Sciences, Inc.(2)	34,001	2,851,664
		5,355,193
Pharmaceuticals — 5.8%
Allergan plc	13,459	1,970,532
Bristol-Myers Squibb Co.	46,094	2,199,145
Eli Lilly & Co.	10,661	1,383,371
Horizon Pharma plc(2)	42,677	1,127,953
Jazz Pharmaceuticals plc(2)	7,917	1,131,735
Johnson & Johnson(1)	49,368	6,901,153
Merck & Co., Inc.	39,561	3,290,288
Mylan NV(2)	52,644	1,491,931
Pfizer, Inc.(1)	145,644	6,185,501
Zoetis, Inc.	22,810	2,296,283
		27,977,892
Professional Services — 2.6%
ASGN, Inc.(2)	14,181	900,352
CoStar Group, Inc.(2)	7,483	3,490,221
Korn Ferry	76,769	3,437,716
Robert Half International, Inc.	70,390	4,586,612
		12,414,901
Real Estate Management and Development — 0.3%
Jones Lang LaSalle, Inc.	10,417	1,606,093
Road and Rail — 0.3%
CSX Corp.	10,528	787,705
Norfolk Southern Corp.	4,643	867,730
		1,655,435
Semiconductors and Semiconductor Equipment — 4.8%
Applied Materials, Inc.	18,648	739,580
Broadcom, Inc.	10,325	3,104,831
Cirrus Logic, Inc.(2)	60,991	2,565,891
Intel Corp.(1)	163,123	8,759,705
ON Semiconductor Corp.(2)	118,943	2,446,657
Qorvo, Inc.(2)	25,519	1,830,478
QUALCOMM, Inc.	46,363	2,644,082

Xilinx, Inc.	7,805	989,596
		23,080,820
Software — 8.8%
Adobe, Inc.(2)	11,029	2,939,118
Cadence Design Systems, Inc.(2)	69,323	4,402,704
Intuit, Inc.(1)	19,940	5,212,515
LogMeIn, Inc.	7,171	574,397
Microsoft Corp.(1)	152,880	18,030,667
Oracle Corp. (New York)	58,655	3,150,360
Proofpoint, Inc.(2)	10,813	1,313,023
Teradata Corp.(2)	72,716	3,174,053
VMware, Inc., Class A	19,642	3,545,578
		42,342,415
Specialty Retail — 3.2%
American Eagle Outfitters, Inc.	38,602	855,806
AutoZone, Inc.(1)(2)	4,846	4,962,886
Foot Locker, Inc.	11,203	678,902
Murphy USA, Inc.(2)	43,473	3,722,158
O'Reilly Automotive, Inc.(2)	7,822	3,037,283
Ross Stores, Inc.	21,133	1,967,482
		15,224,517
Technology Hardware, Storage and Peripherals — 4.5%
Apple, Inc.(1)	100,995	19,184,000
HP, Inc.	132,911	2,582,461
		21,766,461
Textiles, Apparel and Luxury Goods — 2.8%
Deckers Outdoor Corp.(1)(2)	32,380	4,759,536
NIKE, Inc., Class B	46,049	3,877,786
Ralph Lauren Corp.	9,114	1,181,904
Tapestry, Inc.	114,170	3,709,383
		13,528,609
Thrifts and Mortgage Finance — 0.9%
Essent Group Ltd.(2)	104,247	4,529,532
Trading Companies and Distributors — 1.1%
HD Supply Holdings, Inc.(2)	93,303	4,044,685
W.W. Grainger, Inc.	4,908	1,476,964
		5,521,649
Wireless Telecommunication Services — 0.9%
Shenandoah Telecommunications Co.	42,297	1,876,295
Telephone & Data Systems, Inc.	83,566	2,567,983
		4,444,278
TOTAL COMMON STOCKS (Cost $494,858,810)		616,850,151
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $8,635,048), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $8,464,207)		8,462,550
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 6/30/25, valued at $1,443,090), at 1.25%, dated 3/29/19, due 4/1/19 (Delivery value $1,414,147)		1,414,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	4,982	4,982
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,881,532)		9,881,532
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.7% (Cost $504,740,342)		626,731,683
COMMON STOCKS SOLD SHORT — (29.8)%
Aerospace and Defense — (0.2)%
BWX Technologies, Inc.	(18,205)	(902,604)
Auto Components — (0.3)%
LCI Industries	(20,249)	(1,555,528)
Banks — (4.3)%
BOK Financial Corp.	(20,745)	(1,691,755)
First Financial Bancorp	(114,023)	(2,743,393)
Fulton Financial Corp.	(62,628)	(969,481)
Old National Bancorp	(184,610)	(3,027,604)
Pinnacle Financial Partners, Inc.	(73,729)	(4,032,976)
Union Bankshares Corp.	(83,505)	(2,699,717)
United Bankshares, Inc.	(117,575)	(4,260,918)
Valley National Bancorp	(144,989)	(1,388,995)
		(20,814,839)
Beverages — (0.4)%
Brown-Forman Corp., Class B	(40,014)	(2,111,939)
Biotechnology — (1.4)%
Alnylam Pharmaceuticals, Inc.	(12,726)	(1,189,245)
Global Blood Therapeutics, Inc.	(25,029)	(1,324,785)
Immunomedics, Inc.	(59,178)	(1,136,809)
Insmed, Inc.	(41,091)	(1,194,515)
Sage Therapeutics, Inc.	(6,074)	(966,070)
Sarepta Therapeutics, Inc.	(9,436)	(1,124,677)
		(6,936,101)
Capital Markets — (0.4)%
Ares Management Corp., Class A	(40,623)	(942,860)
KKR & Co., Inc., Class A	(42,461)	(997,409)
		(1,940,269)
Chemicals — (0.1)%
Sensient Technologies Corp.	(3,567)	(241,807)
Commercial Services and Supplies — (0.4)%
Healthcare Services Group, Inc.	(37,041)	(1,221,983)
Stericycle, Inc.	(15,996)	(870,502)
		(2,092,485)
Construction and Engineering — (0.7)%
Granite Construction, Inc.	(78,699)	(3,395,862)
Consumer Finance — (0.4)%
SLM Corp.	(171,886)	(1,703,390)
Containers and Packaging — (1.6)%
AptarGroup, Inc.	(38,629)	(4,109,739)
Graphic Packaging Holding Co.	(295,766)	(3,735,525)
		(7,845,264)
Distributors — (0.4)%
LKQ Corp.	(70,699)	(2,006,438)

Diversified Consumer Services — (0.1)%
Sotheby's	(18,468)	(697,167)
Electronic Equipment, Instruments and Components — (0.4)%
Amphenol Corp., Class A	(5,443)	(514,037)
Avnet, Inc.	(7,914)	(343,230)
Cognex Corp.	(20,805)	(1,058,142)
		(1,915,409)
Energy Equipment and Services — (0.5)%
McDermott International, Inc.	(257,493)	(1,915,748)
Patterson-UTI Energy, Inc.	(32,817)	(460,094)
		(2,375,842)
Health Care Equipment and Supplies — (1.9)%
Avanos Medical, Inc.	(83,665)	(3,570,822)
Cantel Medical Corp.	(17,754)	(1,187,565)
Neogen Corp.	(7,500)	(430,425)
Wright Medical Group NV	(122,404)	(3,849,606)
		(9,038,418)
Health Care Providers and Services — (0.2)%
Henry Schein, Inc.	(13,134)	(789,485)
Hotels, Restaurants and Leisure — (2.1)%
Churchill Downs, Inc.	(27,993)	(2,526,648)
Eldorado Resorts, Inc.	(22,211)	(1,037,032)
Marriott Vacations Worldwide Corp.	(24,923)	(2,330,300)
Planet Fitness, Inc., Class A	(39,953)	(2,745,570)
Wynn Resorts Ltd.	(14,162)	(1,689,810)
		(10,329,360)
Household Durables — (1.3)%
Leggett & Platt, Inc.	(103,027)	(4,349,800)
Mohawk Industries, Inc.	(13,954)	(1,760,297)
		(6,110,097)
Independent Power and Renewable Electricity Producers — (0.2)%
Ormat Technologies, Inc.	(18,284)	(1,008,362)
Insurance — (1.1)%
White Mountains Insurance Group Ltd.	(1,782)	(1,649,205)
WR Berkley Corp.	(44,427)	(3,763,856)
		(5,413,061)
Internet and Direct Marketing Retail — (0.4)%
Wayfair, Inc., Class A	(14,675)	(2,178,504)
Machinery — (1.3)%
Donaldson Co., Inc.	(58,434)	(2,925,206)
Stanley Black & Decker, Inc.	(17,307)	(2,356,694)
Welbilt, Inc.	(54,506)	(892,808)
		(6,174,708)
Media — (0.7)%
New York Times Co. (The), Class A	(109,330)	(3,591,490)
Metals and Mining — (0.4)%
Agnico Eagle Mines Ltd.	(28,941)	(1,258,934)
Cleveland-Cliffs, Inc.	(27,437)	(274,096)

United States Steel Corp.	(13,503)	(263,173)
		(1,796,203)
Mortgage Real Estate Investment Trusts (REITs) — (0.1)%
Starwood Property Trust, Inc.	(29,333)	(655,592)
Oil, Gas and Consumable Fuels — (1.7)%
Diamondback Energy, Inc.	(2,155)	(218,797)
Magnolia Oil & Gas Corp.	(38,448)	(461,376)
Matador Resources Co.	(137,224)	(2,652,540)
Noble Energy, Inc.	(27,089)	(669,911)
Targa Resources Corp.	(71,438)	(2,968,249)
Williams Cos., Inc. (The)	(42,853)	(1,230,738)
		(8,201,611)
Pharmaceuticals — (0.5)%
Aerie Pharmaceuticals, Inc.	(26,228)	(1,245,830)
Catalent, Inc.	(29,095)	(1,180,966)
		(2,426,796)
Professional Services — (0.3)%
Equifax, Inc.	(10,304)	(1,221,024)
Real Estate Management and Development — (1.1)%
Howard Hughes Corp. (The)	(30,855)	(3,394,050)
Kennedy-Wilson Holdings, Inc.	(96,505)	(2,064,242)
		(5,458,292)
Road and Rail — (0.7)%
AMERCO	(8,786)	(3,264,087)
Semiconductors and Semiconductor Equipment — (0.6)%
Brooks Automation, Inc.	(61,062)	(1,790,949)
Cree, Inc.	(14,019)	(802,167)
First Solar, Inc.	(9,062)	(478,836)
		(3,071,952)
Software — (0.8)%
2U, Inc.	(48,156)	(3,411,853)
Trade Desk, Inc. (The), Class A	(1,632)	(323,054)
		(3,734,907)
Specialty Retail — (1.3)%
Floor & Decor Holdings, Inc., Class A	(20,761)	(855,769)
Monro, Inc.	(57,618)	(4,985,109)
Tiffany & Co.	(5,433)	(573,453)
		(6,414,331)
Textiles, Apparel and Luxury Goods — (0.1)%
PVH Corp.	(2,085)	(254,266)
Thrifts and Mortgage Finance — (0.7)%
TFS Financial Corp.	(197,538)	(3,253,451)
Trading Companies and Distributors — (0.3)%
GATX Corp.	(16,113)	(1,230,550)

Water Utilities — (0.4)%
Aqua America, Inc.	(54,361)	(1,980,915)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $141,598,483)		(144,132,406)
OTHER ASSETS AND LIABILITIES — 0.1%		410,378
TOTAL NET ASSETS — 100.0%		$483,009,655

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	27	June 2019	$1,350	$3,831,030	$52,750

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $180,317,105.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	616,850,151	—	—
Temporary Cash Investments	4,982	9,876,550	—
	616,855,133	9,876,550	—
Other Financial Instruments
Futures Contracts	52,750	—	—

Liabilities
Securities Sold Short
Common Stocks	144,132,406	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Disciplined Growth Fund
March 31, 2019

NT Disciplined Growth - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Aerospace and Defense — 2.1%
Astronics Corp.(1)	1,326	43,387
Astronics Corp., Class B(1)	198	6,429
Boeing Co. (The)	22,731	8,670,058
Raytheon Co.	7,878	1,434,426
		10,154,300
Air Freight and Logistics — 0.8%
CH Robinson Worldwide, Inc.	46,080	4,008,499
Auto Components†
Stoneridge, Inc.(1)	2,699	77,893
Banks — 1.1%
Central Pacific Financial Corp.	97,204	2,803,363
Comerica, Inc.	32,844	2,408,122
Independent Bank Corp.	13,193	283,650
		5,495,135
Beverages — 1.6%
Coca-Cola Co. (The)	84,152	3,943,362
PepsiCo, Inc.	29,996	3,676,010
		7,619,372
Biotechnology — 3.8%
AbbVie, Inc.	37,497	3,021,883
Amgen, Inc.	30,079	5,714,409
Biogen, Inc.(1)	13,080	3,091,850
Celgene Corp.(1)	25,906	2,443,972
Genomic Health, Inc.(1)	18,913	1,324,856
Incyte Corp.(1)	33,375	2,870,584
Vertex Pharmaceuticals, Inc.(1)	1,293	237,847
		18,705,401
Capital Markets — 0.2%
BGC Partners, Inc., Class A	8,241	43,760
Evercore, Inc., Class A	6,740	613,340
Piper Jaffray Cos.	3,106	226,210
		883,310
Chemicals†
Scotts Miracle-Gro Co. (The)	644	50,605
Commercial Services and Supplies — 1.1%
MSA Safety, Inc.	3,967	410,188
Republic Services, Inc.	48,984	3,937,334
Waste Management, Inc.	9,026	937,891
		5,285,413
Communications Equipment — 0.1%
Quantenna Communications, Inc.(1)	15,851	385,655
Diversified Telecommunication Services†
Vonage Holdings Corp.(1)	8,623	86,575

Electrical Equipment — 0.9%
Rockwell Automation, Inc.	24,823	4,355,444
Electronic Equipment, Instruments and Components — 2.0%
CDW Corp.	44,524	4,290,778
FLIR Systems, Inc.	2,214	105,342
National Instruments Corp.	84,796	3,761,551
Zebra Technologies Corp., Class A(1)	8,831	1,850,359
		10,008,030
Energy Equipment and Services — 0.1%
Halliburton Co.	8,950	262,235
Entertainment — 3.8%
Activision Blizzard, Inc.	105,262	4,792,579
Electronic Arts, Inc.(1)	49,909	5,072,251
Live Nation Entertainment, Inc.(1)	39,555	2,513,325
Netflix, Inc.(1)	8,759	3,123,109
Take-Two Interactive Software, Inc.(1)	27,244	2,571,016
Walt Disney Co. (The)	6,125	680,059
		18,752,339
Equity Real Estate Investment Trusts (REITs) — 0.5%
GEO Group, Inc. (The)	42,344	813,005
Life Storage, Inc.	16,740	1,628,300
		2,441,305
Food and Staples Retailing†
Walgreens Boots Alliance, Inc.	1,073	67,889
Health Care Equipment and Supplies — 1.5%
DexCom, Inc.(1)	21,906	2,609,004
Hill-Rom Holdings, Inc.	12,399	1,312,558
Integer Holdings Corp.(1)	44,104	3,326,324
Surmodics, Inc.(1)	5,756	250,271
		7,498,157
Health Care Providers and Services — 3.1%
Amedisys, Inc.(1)	13,948	1,719,231
Chemed Corp.	3,305	1,057,831
CorVel Corp.(1)	1,512	98,643
UnitedHealth Group, Inc.	50,027	12,369,676
		15,245,381
Health Care Technology — 1.0%
Computer Programs & Systems, Inc.	3,979	118,137
HealthStream, Inc.(1)	11,518	323,195
Veeva Systems, Inc., Class A(1)	33,464	4,245,243
		4,686,575
Hotels, Restaurants and Leisure — 2.7%
Chipotle Mexican Grill, Inc.(1)	838	595,240
Darden Restaurants, Inc.	36,533	4,437,663
Ruth's Hospitality Group, Inc.	27,746	710,020
Starbucks Corp.	99,350	7,385,679
		13,128,602
Household Products — 0.8%
Colgate-Palmolive Co.	59,178	4,056,060

Insurance — 1.1%
Progressive Corp. (The)	74,289	5,355,494
Interactive Media and Services — 9.3%
Alphabet, Inc., Class A(1)	24,439	28,762,015
Care.com, Inc.(1)	5,017	99,136
Facebook, Inc., Class A(1)	99,947	16,660,165
		45,521,316
Internet and Direct Marketing Retail — 7.0%
Amazon.com, Inc.(1)	17,089	30,431,237
eBay, Inc.	105,760	3,927,926
		34,359,163
IT Services — 7.7%
Accenture plc, Class A	1,648	290,081
Akamai Technologies, Inc.(1)	58,788	4,215,688
EVERTEC, Inc.	95,999	2,669,732
Fidelity National Information Services, Inc.	21,885	2,475,194
Mastercard, Inc., Class A	31,392	7,391,246
NIC, Inc.	6,300	107,667
PayPal Holdings, Inc.(1)	60,820	6,315,549
Visa, Inc., Class A	91,497	14,290,916
		37,756,073
Life Sciences Tools and Services — 2.1%
Illumina, Inc.(1)	17,723	5,506,359
Thermo Fisher Scientific, Inc.	16,519	4,521,580
		10,027,939
Machinery — 0.4%
Allison Transmission Holdings, Inc.	17,403	781,743
Global Brass & Copper Holdings, Inc.	38,659	1,331,416
Hyster-Yale Materials Handling, Inc.	117	7,296
Lydall, Inc.(1)	1,865	43,753
		2,164,208
Media†
Entravision Communications Corp., Class A	4,713	15,270
Metals and Mining — 0.8%
Steel Dynamics, Inc.	107,701	3,798,614
Oil, Gas and Consumable Fuels — 1.1%
CVR Energy, Inc.	85,843	3,536,732
EOG Resources, Inc.	17,881	1,701,913
		5,238,645
Personal Products — 0.9%
Herbalife Nutrition Ltd.(1)	41,732	2,211,379
Medifast, Inc.	18,629	2,376,129
		4,587,508
Pharmaceuticals — 2.6%
Allergan plc	11,195	1,639,060
Bristol-Myers Squibb Co.	32,390	1,545,327
Eli Lilly & Co.	39,808	5,165,486
Horizon Pharma plc(1)	20,905	552,519

Zoetis, Inc.	38,549	3,880,728
		12,783,120
Professional Services — 1.2%
ASGN, Inc.(1)	1,290	81,902
BG Staffing, Inc.	24,429	533,529
Heidrick & Struggles International, Inc.	7,784	298,361
Kforce, Inc.	24,415	857,455
Robert Half International, Inc.	59,678	3,888,618
		5,659,865
Road and Rail — 1.5%
ArcBest Corp.	85,116	2,620,722
CSX Corp.	60,532	4,529,004
		7,149,726
Semiconductors and Semiconductor Equipment — 3.3%
Broadcom, Inc.	18,353	5,518,931
Intel Corp.	70,358	3,778,225
Lattice Semiconductor Corp.(1)	35,853	427,726
ON Semiconductor Corp.(1)	47,929	985,899
Qorvo, Inc.(1)	28,367	2,034,765
Xilinx, Inc.	28,658	3,633,548
		16,379,094
Software — 13.8%
Adobe, Inc.(1)	7,944	2,116,997
ANSYS, Inc.(1)	2,066	377,479
Autodesk, Inc.(1)	18,529	2,887,189
Cadence Design Systems, Inc.(1)	46,540	2,955,755
CommVault Systems, Inc.(1)	9,569	619,497
Intuit, Inc.	24,524	6,410,819
Microsoft Corp.	289,746	34,172,643
Oracle Corp. (New York)	48,810	2,621,585
Palo Alto Networks, Inc.(1)	2,806	681,521
Paycom Software, Inc.(1)	1,811	342,514
Proofpoint, Inc.(1)	1,597	193,924
salesforce.com, Inc.(1)	10,880	1,723,066
ServiceNow, Inc.(1)	6,101	1,503,836
Teradata Corp.(1)	83,131	3,628,668
VMware, Inc., Class A	23,795	4,295,235
Workday, Inc., Class A(1)	15,734	3,034,302
		67,565,030
Specialty Retail — 4.1%
AutoZone, Inc.(1)	4,867	4,984,392
Home Depot, Inc. (The)	23,515	4,512,293
Murphy USA, Inc.(1)	3,225	276,125
O'Reilly Automotive, Inc.(1)	13,028	5,058,772
Ross Stores, Inc.	53,760	5,005,056
		19,836,638
Technology Hardware, Storage and Peripherals — 8.7%
Apple, Inc.	194,504	36,946,035
Dell Technologies, Inc., Class C(1)	66,389	3,896,370

Immersion Corp.(1)	40,862	344,467
NetApp, Inc.	20,211	1,401,431
		42,588,303
Textiles, Apparel and Luxury Goods — 3.1%
Deckers Outdoor Corp.(1)	25,831	3,796,899
NIKE, Inc., Class B	91,849	7,734,604
Tapestry, Inc.	113,357	3,682,969
		15,214,472
Thrifts and Mortgage Finance — 1.0%
Essent Group Ltd.(1)	84,063	3,652,537
Merchants Bancorp	1,175	25,263
Mr. Cooper Group, Inc.(1)	1,853	17,770
NMI Holdings, Inc., Class A(1)	21,287	550,695
Walker & Dunlop, Inc.	8,988	457,579
		4,703,844
Trading Companies and Distributors — 1.4%
HD Supply Holdings, Inc.(1)	85,923	3,724,762
W.W. Grainger, Inc.	9,621	2,895,248
		6,620,010
Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	7,731	342,947
T-Mobile US, Inc.(1)	6,190	427,729
		770,676
TOTAL COMMON STOCKS (Cost $368,488,050)		481,349,183
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $5,124,519), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $5,023,133)		5,022,149
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 6/30/25, valued at $858,613), at 1.25%, dated 3/29/19, due 4/1/19 (Delivery value $839,087)		839,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,104	3,104
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,864,253)		5,864,253
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $374,352,303)		487,213,436
OTHER ASSETS AND LIABILITIES — 0.3%		1,647,395
TOTAL NET ASSETS — 100.0%		$488,860,831

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	481,349,183	—	—
Temporary Cash Investments	3,104	5,861,149	—
	481,352,287	5,861,149	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Equity Growth Fund
March 31, 2019

NT Equity Growth - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%
Aerospace and Defense — 2.6%
Boeing Co. (The)	58,634	22,364,180
Raytheon Co.	84,185	15,328,405
		37,692,585
Air Freight and Logistics — 0.7%
CH Robinson Worldwide, Inc.	119,812	10,422,446
Banks — 5.9%
Bank of America Corp.	1,006,321	27,764,396
Comerica, Inc.	61,858	4,535,429
Fifth Third Bancorp	124,780	3,146,952
JPMorgan Chase & Co.	279,612	28,305,123
SunTrust Banks, Inc.	224,646	13,310,275
Wells Fargo & Co.	170,440	8,235,661
		85,297,836
Beverages — 2.5%
Coca-Cola Co. (The)	466,360	21,853,630
PepsiCo, Inc.	120,149	14,724,260
		36,577,890
Biotechnology — 3.9%
AbbVie, Inc.	220,051	17,733,910
Alexion Pharmaceuticals, Inc.(1)	15,549	2,101,914
Amgen, Inc.	96,300	18,295,074
Biogen, Inc.(1)	44,304	10,472,579
Celgene Corp.(1)	77,738	7,333,803
		55,937,280
Building Products†
Johnson Controls International plc	14,608	539,619
Capital Markets — 0.6%
Cboe Global Markets, Inc.	2,953	281,834
LPL Financial Holdings, Inc.	112,723	7,851,157
TD Ameritrade Holding Corp.	18,722	935,913
		9,068,904
Chemicals — 0.5%
CF Industries Holdings, Inc.	166,655	6,812,856
Commercial Services and Supplies — 2.5%
MSA Safety, Inc.	44,149	4,565,007
Republic Services, Inc.	190,917	15,345,908
Waste Management, Inc.	157,899	16,407,285
		36,318,200
Communications Equipment — 2.2%
Cisco Systems, Inc.	527,736	28,492,467
F5 Networks, Inc.(1)	19,470	3,055,427
		31,547,894

Consumer Finance — 1.3%
Discover Financial Services	183,858	13,083,335
Synchrony Financial	189,353	6,040,361
		19,123,696
Containers and Packaging — 0.4%
Packaging Corp. of America	56,559	5,620,833
Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	1,639	1,119,732
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	61,166	12,287,638
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	95,513	2,995,288
Verizon Communications, Inc.	441,645	26,114,469
		29,109,757
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	35,757	6,273,923
Electronic Equipment, Instruments and Components — 1.5%
CDW Corp.	41,928	4,040,601
Keysight Technologies, Inc.(1)	170,779	14,891,929
National Instruments Corp.	20,009	887,599
Tech Data Corp.(1)	21,218	2,172,936
		21,993,065
Entertainment — 1.5%
Activision Blizzard, Inc.	165,358	7,528,750
Electronic Arts, Inc.(1)	130,350	13,247,470
		20,776,220
Equity Real Estate Investment Trusts (REITs) — 2.4%
Brixmor Property Group, Inc.	707,153	12,990,401
GEO Group, Inc. (The)	231,633	4,447,354
Healthcare Trust of America, Inc., Class A	267,526	7,648,568
Host Hotels & Resorts, Inc.	329,118	6,220,330
Life Storage, Inc.	17,958	1,746,775
PS Business Parks, Inc.	7,799	1,223,117
		34,276,545
Food Products — 1.6%
General Mills, Inc.	320,316	16,576,353
Hershey Co. (The)	58,543	6,722,493
		23,298,846
Health Care Equipment and Supplies — 4.6%
Danaher Corp.	135,402	17,875,772
DexCom, Inc.(1)	4,173	497,004
Hill-Rom Holdings, Inc.	68,168	7,216,264
ICU Medical, Inc.(1)	25,344	6,065,580
Integer Holdings Corp.(1)	56,505	4,261,607
Medtronic plc	213,831	19,475,727
NuVasive, Inc.(1)	30,089	1,708,754
STERIS plc	70,419	9,015,745
Varian Medical Systems, Inc.(1)	5,451	772,516
		66,888,969

Health Care Providers and Services — 1.0%
Amedisys, Inc.(1)	42,170	5,197,874
UnitedHealth Group, Inc.	39,391	9,739,819
		14,937,693
Hotels, Restaurants and Leisure — 1.0%
Darden Restaurants, Inc.	110,450	13,416,362
Extended Stay America, Inc.	45,892	823,761
		14,240,123
Household Durables — 0.2%
NVR, Inc.(1)	1,106	3,060,302
Household Products — 0.7%
Colgate-Palmolive Co.	107,902	7,395,603
Procter & Gamble Co. (The)	26,875	2,796,344
		10,191,947
Independent Power and Renewable Electricity Producers — 1.1%
AES Corp.	328,104	5,932,120
NRG Energy, Inc.	242,296	10,292,734
		16,224,854
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	52,169	8,290,697
Insurance — 1.1%
Progressive Corp. (The)	226,799	16,349,940
Interactive Media and Services — 6.0%
Alphabet, Inc., Class A(1)	45,400	53,430,806
Facebook, Inc., Class A(1)	195,966	32,665,573
		86,096,379
Internet and Direct Marketing Retail — 4.8%
Amazon.com, Inc.(1)	30,828	54,896,961
eBay, Inc.	399,948	14,854,069
		69,751,030
IT Services — 3.9%
Akamai Technologies, Inc.(1)	155,728	11,167,255
EVERTEC, Inc.	53,007	1,474,124
International Business Machines Corp.	22,029	3,108,292
PayPal Holdings, Inc.(1)	100,827	10,469,876
Visa, Inc., Class A	189,188	29,549,274
		55,768,821
Life Sciences Tools and Services — 3.0%
Agilent Technologies, Inc.	164,488	13,221,545
Bio-Rad Laboratories, Inc., Class A(1)	19,051	5,823,510
Illumina, Inc.(1)	14,631	4,545,705
Thermo Fisher Scientific, Inc.	72,608	19,874,262
		43,465,022
Machinery — 0.4%
Allison Transmission Holdings, Inc.	56,147	2,522,123
Snap-on, Inc.	16,035	2,509,798
		5,031,921
Metals and Mining — 0.7%
Steel Dynamics, Inc.	294,704	10,394,210

Multiline Retail — 0.7%
Kohl's Corp.	147,414	10,137,661

Oil, Gas and Consumable Fuels — 4.3%
Chevron Corp.	196,401	24,192,675
ConocoPhillips	234,886	15,676,292
CVR Energy, Inc.	81,374	3,352,609
Exxon Mobil Corp.	120,288	9,719,270
HollyFrontier Corp.	49,714	2,449,409
Phillips 66	68,231	6,493,544
		61,883,799
Paper and Forest Products — 0.7%
Domtar Corp.	204,179	10,137,487
Personal Products — 0.7%
Edgewell Personal Care Co.(1)	135,335	5,939,853
Herbalife Nutrition Ltd.(1)	78,364	4,152,509
USANA Health Sciences, Inc.(1)	6,645	557,316
		10,649,678
Pharmaceuticals — 4.7%
Allergan plc	91,069	13,333,412
Bristol-Myers Squibb Co.	101,052	4,821,191
Jazz Pharmaceuticals plc(1)	27,437	3,922,119
Johnson & Johnson	90,528	12,654,909
Merck & Co., Inc.	8,886	739,049
Mylan NV(1)	160,293	4,542,704
Pfizer, Inc.	316,767	13,453,094
Zoetis, Inc.	145,096	14,606,814
		68,073,292
Professional Services — 1.7%
CoStar Group, Inc.(1)	22,200	10,354,524
Korn Ferry	17,414	779,799
Robert Half International, Inc.	196,705	12,817,298
		23,951,621
Real Estate Management and Development — 0.4%
Jones Lang LaSalle, Inc.	39,535	6,095,506
Semiconductors and Semiconductor Equipment — 3.7%
Broadcom, Inc.	47,487	14,279,816
Intel Corp.	488,661	26,241,096
QUALCOMM, Inc.	219,073	12,493,733
Xilinx, Inc.	6,619	839,223
		53,853,868
Software — 8.2%
Adobe, Inc.(1)	69,870	18,619,656
Intuit, Inc.	58,566	15,309,738
LogMeIn, Inc.	18,331	1,468,313
Microsoft Corp.	519,605	61,282,214
Oracle Corp. (New York)	162,691	8,738,134
VMware, Inc., Class A	72,054	13,006,467
		118,424,522

Specialty Retail — 3.1%
AutoZone, Inc.(1)	14,354	14,700,218
Murphy USA, Inc.(1)	16,868	1,444,238
O'Reilly Automotive, Inc.(1)	34,500	13,396,350
Ross Stores, Inc.	165,368	15,395,761
		44,936,567
Technology Hardware, Storage and Peripherals — 4.0%
Apple, Inc.	284,984	54,132,711
HP, Inc.	162,539	3,158,133
		57,290,844
Textiles, Apparel and Luxury Goods — 2.7%
Deckers Outdoor Corp.(1)	88,785	13,050,507
NIKE, Inc., Class B	185,883	15,653,207
Tapestry, Inc.	311,052	10,106,080
		38,809,794
Thrifts and Mortgage Finance — 0.3%
Essent Group Ltd.(1)	104,848	4,555,646
TOTAL COMMON STOCKS (Cost $1,066,743,975)		1,413,587,958
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $25,944,379), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $25,431,079)		25,426,100
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 8/15/23, valued at $4,335,425), at 1.25%, dated 3/29/19, due 4/1/19 (Delivery value $4,249,443)		4,249,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	14,394	14,394
TOTAL TEMPORARY CASH INVESTMENTS (Cost $29,689,494)		29,689,494
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,096,433,469)		1,443,277,452
OTHER ASSETS AND LIABILITIES — 0.1%		1,763,469
TOTAL NET ASSETS — 100.0%		$1,445,040,921

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	103	June 2019	$5,150	$14,614,670	$427,032

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,413,587,958	—	—
Temporary Cash Investments	14,394	29,675,100	—
	1,413,602,352	29,675,100	—
Other Financial Instruments
Futures Contracts	427,032	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Small Company Fund
March 31, 2019

NT Small Company - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%
Aerospace and Defense — 1.0%
Aerojet Rocketdyne Holdings, Inc.(1)	36,173	1,285,227
Curtiss-Wright Corp.	17,545	1,988,550
Ducommun, Inc.(1)	2,872	124,990
Vectrus, Inc.(1)	16,570	440,596
		3,839,363
Air Freight and Logistics — 0.2%
Hub Group, Inc., Class A(1)	17,726	724,107
Banks — 6.7%
Bancorp, Inc. (The)(1)	204,701	1,653,984
Bank of NT Butterfield & Son Ltd. (The)	68,314	2,451,106
Banner Corp.	35,118	1,902,342
Boston Private Financial Holdings, Inc.	45,700	500,872
Bryn Mawr Bank Corp.	3,967	143,328
Camden National Corp.	7,783	324,707
Central Pacific Financial Corp.	81,402	2,347,634
Enterprise Financial Services Corp.	38,444	1,567,362
Financial Institutions, Inc.	40,326	1,096,061
First Citizens BancShares, Inc., Class A	4,715	1,919,948
First Financial Corp.	1,710	71,820
First Merchants Corp.	49,489	1,823,670
Franklin Financial Network, Inc.	30,563	886,632
Independent Bank Corp.	80,856	1,738,404
International Bancshares Corp.	65,986	2,509,447
Lakeland Bancorp, Inc.	12,129	181,086
OFG Bancorp	71,051	1,406,099
Renasant Corp.	23,054	780,378
United Community Banks, Inc.	100,669	2,509,678
		25,814,558
Biotechnology — 4.6%
Acorda Therapeutics, Inc.(1)	56,868	755,776
Akebia Therapeutics, Inc.(1)	61,160	500,900
AMAG Pharmaceuticals, Inc.(1)	5,362	69,063
Anika Therapeutics, Inc.(1)	10,697	323,477
Arrowhead Pharmaceuticals, Inc.(1)	17,671	324,263
BioSpecifics Technologies Corp.(1)	12,280	765,412
CareDx, Inc.(1)	28,935	912,031
Exelixis, Inc.(1)	39,418	938,149
Genomic Health, Inc.(1)	17,123	1,199,466
Halozyme Therapeutics, Inc.(1)	75,375	1,213,538
Inovio Pharmaceuticals, Inc.(1)	35,119	130,994
Ironwood Pharmaceuticals, Inc.(1)	68,747	930,147
Ligand Pharmaceuticals, Inc.(1)	7,496	942,322
Myriad Genetics, Inc.(1)	40,139	1,332,615

Pieris Pharmaceuticals, Inc.(1)	249,465	835,708
Prothena Corp. plc(1)	66,907	811,582
Puma Biotechnology, Inc.(1)	26,542	1,029,564
REGENXBIO, Inc.(1)	16,007	917,361
Vanda Pharmaceuticals, Inc.(1)	37,648	692,723
Veracyte, Inc.(1)	45,807	1,146,091
Vericel Corp.(1)	50,318	881,068
Voyager Therapeutics, Inc.(1)	64,401	1,232,635
		17,884,885
Building Products — 0.4%
Patrick Industries, Inc.(1)	37,885	1,716,948
Capital Markets — 1.2%
Blucora, Inc.(1)	67,419	2,250,446
Piper Jaffray Cos.	10,178	741,264
Waddell & Reed Financial, Inc., Class A	73,691	1,274,117
Westwood Holdings Group, Inc.	8,348	294,434
		4,560,261
Chemicals — 0.7%
FutureFuel Corp.	15,737	210,876
Hawkins, Inc.	2,067	76,127
Innophos Holdings, Inc.	12,834	386,817
Kraton Corp.(1)	49,944	1,607,198
OMNOVA Solutions, Inc.(1)	61,645	432,748
Tredegar Corp.	10,850	175,119
		2,888,885
Commercial Services and Supplies — 2.6%
Herman Miller, Inc.	72,896	2,564,481
Kimball International, Inc., Class B	8,450	119,483
Knoll, Inc.	99,481	1,881,186
McGrath RentCorp	12,854	727,151
Steelcase, Inc., Class A	141,877	2,064,310
Tetra Tech, Inc.	44,646	2,660,455
		10,017,066
Communications Equipment — 2.5%
Aerohive Networks, Inc.(1)	17,506	79,302
Ciena Corp.(1)	78,883	2,945,491
Comtech Telecommunications Corp.	11,415	265,056
Lumentum Holdings, Inc.(1)	14,755	834,248
Plantronics, Inc.	32,734	1,509,365
Quantenna Communications, Inc.(1)	119,768	2,913,956
Viavi Solutions, Inc.(1)	93,077	1,152,293
		9,699,711
Construction and Engineering — 1.7%
Comfort Systems USA, Inc.	47,757	2,501,989
EMCOR Group, Inc.	39,938	2,918,669
Great Lakes Dredge & Dock Corp.(1)	71,919	640,798
MasTec, Inc.(1)	7,809	375,613
		6,437,069

Consumer Finance — 1.3%
Enova International, Inc.(1)	98,835	2,255,415
Green Dot Corp., Class A(1)	42,992	2,607,465
		4,862,880
Distributors — 0.7%
Core-Mark Holding Co., Inc.	67,653	2,511,956
Diversified Consumer Services — 0.9%
American Public Education, Inc.(1)	27,607	831,523
Career Education Corp.(1)	11,171	184,545
K12, Inc.(1)	71,063	2,425,380
		3,441,448
Diversified Financial Services — 0.4%
On Deck Capital, Inc.(1)	318,323	1,725,311
Diversified Telecommunication Services†
Ooma, Inc.(1)	7,704	102,001
Electric Utilities — 0.7%
ALLETE, Inc.	8,887	730,778
Otter Tail Corp.	22,782	1,134,999
PNM Resources, Inc.	15,753	745,747
		2,611,524
Electrical Equipment — 2.4%
Allied Motion Technologies, Inc.	4,777	164,233
Atkore International Group, Inc.(1)	103,188	2,221,638
AZZ, Inc.	51,184	2,094,961
Encore Wire Corp.	35,140	2,010,711
Generac Holdings, Inc.(1)	56,214	2,879,843
		9,371,386
Electronic Equipment, Instruments and Components — 2.4%
Insight Enterprises, Inc.(1)	41,227	2,269,959
PC Connection, Inc.	20,465	750,452
Sanmina Corp.(1)	18,917	545,755
ScanSource, Inc.(1)	26,565	951,558
Tech Data Corp.(1)	29,976	3,069,842
Vishay Precision Group, Inc.(1)	51,357	1,756,923
		9,344,489
Energy Equipment and Services — 1.9%
Basic Energy Services, Inc.(1)	24,128	91,686
Exterran Corp.(1)	31,949	538,340
Helix Energy Solutions Group, Inc.(1)	309,520	2,448,303
ION Geophysical Corp.(1)	5,622	81,182
Matrix Service Co.(1)	101,693	1,991,149
ProPetro Holding Corp.(1)	14,005	315,673
SEACOR Holdings, Inc.(1)	44,778	1,893,214
		7,359,547
Entertainment — 1.0%
Glu Mobile, Inc.(1)	247,409	2,706,654
IMAX Corp.(1)	59,692	1,353,815
		4,060,469

Equity Real Estate Investment Trusts (REITs) — 5.6%
American Assets Trust, Inc.	35,065	1,608,081
Americold Realty Trust	12,767	389,521
Bluerock Residential Growth REIT, Inc.	7,933	85,518
CareTrust REIT, Inc.	110,606	2,594,817
Chesapeake Lodging Trust	36,341	1,010,643
CoreCivic, Inc.	45,974	894,194
GEO Group, Inc. (The)	109,491	2,102,227
Industrial Logistics Properties Trust	28,305	570,912
Lexington Realty Trust	260,345	2,358,726
LTC Properties, Inc.	29,971	1,372,672
New Senior Investment Group, Inc.	43,862	239,048
PS Business Parks, Inc.	16,015	2,511,632
RLJ Lodging Trust	146,711	2,577,712
Sunstone Hotel Investors, Inc.	93,751	1,350,014
Tanger Factory Outlet Centers, Inc.	34,599	725,887
Whitestone REIT	105,335	1,266,127
		21,657,731
Food and Staples Retailing — 0.1%
Natural Grocers by Vitamin Cottage, Inc.(1)	11,868	141,823
Smart & Final Stores, Inc.(1)	27,157	134,155
		275,978
Food Products — 0.2%
Lancaster Colony Corp.	5,160	808,520
Health Care Equipment and Supplies — 5.0%
AngioDynamics, Inc.(1)	71,738	1,639,931
Atrion Corp.	168	147,618
Cardiovascular Systems, Inc.(1)	23,433	905,920
CONMED Corp.	33,525	2,788,610
Globus Medical, Inc., Class A(1)	61,029	3,015,443
Haemonetics Corp.(1)	27,703	2,423,458
Integer Holdings Corp.(1)	34,338	2,589,772
Meridian Bioscience, Inc.	15,498	272,920
OraSure Technologies, Inc.(1)	110,227	1,229,031
Orthofix Medical, Inc.(1)	7,189	405,531
Quidel Corp.(1)	8,539	559,048
STAAR Surgical Co.(1)	57,857	1,978,131
Surmodics, Inc.(1)	32,262	1,402,752
		19,358,165
Health Care Providers and Services — 2.6%
Amedisys, Inc.(1)	21,294	2,624,698
Brookdale Senior Living, Inc.(1)	195,045	1,283,396
CorVel Corp.(1)	5,270	343,815
Ensign Group, Inc. (The)	56,018	2,867,561
National HealthCare Corp.	21,159	1,605,545
Tivity Health, Inc.(1)	69,917	1,227,743
		9,952,758
Health Care Technology — 1.1%
Computer Programs & Systems, Inc.	63,608	1,888,522

HealthStream, Inc.(1)	79,391	2,227,711
		4,116,233
Hotels, Restaurants and Leisure — 1.8%
BJ's Restaurants, Inc.	42,812	2,024,151
Cheesecake Factory, Inc. (The)	40,542	1,983,315
International Speedway Corp., Class A	14,109	615,576
Ruth's Hospitality Group, Inc.	86,799	2,221,186
Town Sports International Holdings, Inc.(1)	38,585	183,665
		7,027,893
Household Durables — 0.3%
Hooker Furniture Corp.	7,394	213,169
ZAGG, Inc.(1)	123,023	1,115,819
		1,328,988
Insurance — 1.0%
James River Group Holdings Ltd.	12,646	506,852
National Western Life Group, Inc., Class A	756	198,427
Safety Insurance Group, Inc.	5,005	436,136
Stewart Information Services Corp.	60,182	2,569,169
		3,710,584
Interactive Media and Services — 1.5%
Care.com, Inc.(1)	121,305	2,396,987
Liberty TripAdvisor Holdings, Inc., Class A(1)	116,923	1,659,137
Meet Group, Inc. (The)(1)	96,447	485,129
QuinStreet, Inc.(1)	95,390	1,277,272
		5,818,525
Internet and Direct Marketing Retail — 0.7%
1-800-Flowers.com, Inc., Class A(1)	41,439	755,433
Liberty Expedia Holdings, Inc., Class A(1)	49,242	2,107,558
		2,862,991
IT Services — 2.2%
CACI International, Inc., Class A(1)	15,419	2,806,566
Carbonite, Inc.(1)	49,036	1,216,583
Endurance International Group Holdings, Inc.(1)	202,825	1,470,481
EVERTEC, Inc.	80,161	2,229,278
Science Applications International Corp.	9,250	711,788
		8,434,696
Leisure Products — 0.5%
MasterCraft Boat Holdings, Inc.(1)	80,511	1,817,133
Life Sciences Tools and Services — 1.2%
Medpace Holdings, Inc.(1)	42,313	2,495,198
NeoGenomics, Inc.(1)	103,698	2,121,661
		4,616,859
Machinery — 2.0%
Global Brass & Copper Holdings, Inc.	68,617	2,363,170
Harsco Corp.(1)	108,521	2,187,783
Miller Industries, Inc.	2,671	82,400
SPX Corp.(1)	19,520	679,101
SPX FLOW, Inc.(1)	22,262	710,158

TriMas Corp.(1)	58,991	1,783,298
		7,805,910
Media — 1.4%
Fluent, Inc.(1)	12,919	72,605
Gray Television, Inc.(1)	139,002	2,969,083
New Media Investment Group, Inc.	130,126	1,366,323
Nexstar Media Group, Inc., Class A	9,109	987,142
		5,395,153
Metals and Mining — 0.5%
Kaiser Aluminum Corp.	19,220	2,012,911
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Corp.	102,680	1,747,614
Western Asset Mortgage Capital Corp.	25,328	259,105
		2,006,719
Oil, Gas and Consumable Fuels — 2.9%
Arch Coal, Inc., Class A	27,709	2,529,000
CVR Energy, Inc.	56,835	2,341,602
Delek US Holdings, Inc.	47,195	1,718,842
Denbury Resources, Inc.(1)	469,730	962,947
Evolution Petroleum Corp.	44,739	301,988
Midstates Petroleum Co., Inc.(1)	35,472	346,562
NACCO Industries, Inc., Class A	32,895	1,257,247
Renewable Energy Group, Inc.(1)	81,024	1,779,287
		11,237,475
Paper and Forest Products — 0.7%
Boise Cascade Co.	30,485	815,778
Verso Corp., Class A(1)	83,440	1,787,285
		2,603,063
Personal Products — 0.7%
Medifast, Inc.	20,130	2,567,582
Pharmaceuticals — 1.8%
Collegium Pharmaceutical, Inc.(1)	52,776	799,029
Corcept Therapeutics, Inc.(1)	36,628	430,013
Horizon Pharma plc(1)	69,707	1,842,356
Innoviva, Inc.(1)	69,977	981,777
Pacira Pharmaceuticals, Inc.(1)	29,306	1,115,386
Phibro Animal Health Corp., Class A	20,010	660,330
Supernus Pharmaceuticals, Inc.(1)	29,151	1,021,451
		6,850,342
Professional Services — 3.2%
ASGN, Inc.(1)	43,724	2,776,037
Barrett Business Services, Inc.	15,255	1,179,669
BG Staffing, Inc.	49,365	1,078,131
Heidrick & Struggles International, Inc.	66,584	2,552,165
Insperity, Inc.	7,345	908,283
Kforce, Inc.	54,390	1,910,177
Korn Ferry	8,506	380,898
TrueBlue, Inc.(1)	71,925	1,700,307
		12,485,667

Real Estate Management and Development — 0.9%
HFF, Inc., Class A	50,665	2,419,254
Marcus & Millichap, Inc.(1)	28,754	1,171,150
RMR Group, Inc. (The), Class A	999	60,919
		3,651,323
Road and Rail — 2.4%
ArcBest Corp.	63,890	1,967,173
Covenant Transportation Group, Inc., Class A(1)	23,127	438,950
Marten Transport Ltd.	69,795	1,244,445
Saia, Inc.(1)	33,436	2,042,940
USA Truck, Inc.(1)	8,243	119,029
Werner Enterprises, Inc.	50,905	1,738,406
YRC Worldwide, Inc.(1)	287,180	1,921,234
		9,472,177
Semiconductors and Semiconductor Equipment — 2.8%
Cabot Microelectronics Corp.	8,297	928,932
Diodes, Inc.(1)	70,341	2,440,833
Lattice Semiconductor Corp.(1)	205,724	2,454,287
Nanometrics, Inc.(1)	66,635	2,057,689
NeoPhotonics Corp.(1)	35,269	221,842
Semtech Corp.(1)	50,497	2,570,802
		10,674,385
Software — 7.9%
ACI Worldwide, Inc.(1)	35,030	1,151,436
Appfolio, Inc., Class A(1)	11,236	892,138
Aspen Technology, Inc.(1)	8,424	878,286
Box, Inc., Class A(1)	87,058	1,681,090
ChannelAdvisor Corp.(1)	17,185	209,313
CommVault Systems, Inc.(1)	36,570	2,367,542
Cornerstone OnDemand, Inc.(1)	48,008	2,629,878
eGain Corp.(1)	31,223	326,280
Envestnet, Inc.(1)	23,768	1,554,190
Fair Isaac Corp.(1)	7,026	1,908,472
MobileIron, Inc.(1)	27,772	151,913
Model N, Inc.(1)	114,177	2,002,665
New Relic, Inc.(1)	10,470	1,033,389
Paylocity Holding Corp.(1)	35,946	3,206,024
Progress Software Corp.	63,103	2,799,880
QAD, Inc., Class A	1,838	79,163
SPS Commerce, Inc.(1)	25,677	2,723,303
Verint Systems, Inc.(1)	31,547	1,888,403
Workiva, Inc.(1)	15,287	775,051
Zendesk, Inc.(1)	23,483	1,996,055
Zix Corp.(1)	83,394	573,751
		30,828,222
Specialty Retail — 4.8%
American Eagle Outfitters, Inc.	132,092	2,928,479
Barnes & Noble Education, Inc.(1)	390,869	1,641,650
Citi Trends, Inc.	7,390	142,701

Conn's, Inc.(1)	68,899	1,575,031
Designer Brands, Inc.	88,618	1,969,092
Genesco, Inc.(1)	45,793	2,085,871
MarineMax, Inc.(1)	92,698	1,776,094
Murphy USA, Inc.(1)	12,153	1,040,540
Shoe Carnival, Inc.	61,791	2,102,748
Sleep Number Corp.(1)	46,738	2,196,686
Zumiez, Inc.(1)	53,864	1,340,675
		18,799,567
Technology Hardware, Storage and Peripherals — 0.3%
Immersion Corp.(1)	43,178	363,990
Pure Storage, Inc., Class A(1)	18,463	402,309
Stratasys Ltd.(1)	23,374	556,769
		1,323,068
Textiles, Apparel and Luxury Goods — 2.1%
Crocs, Inc.(1)	92,963	2,393,797
Deckers Outdoor Corp.(1)	22,660	3,330,794
Movado Group, Inc.	46,077	1,676,281
Vera Bradley, Inc.(1)	68,977	913,945
		8,314,817
Thrifts and Mortgage Finance — 4.2%
Essent Group Ltd.(1)	72,883	3,166,766
Flagstar Bancorp, Inc.	66,771	2,198,101
MGIC Investment Corp.(1)	189,659	2,501,602
NMI Holdings, Inc., Class A(1)	116,008	3,001,127
Radian Group, Inc.	140,901	2,922,287
Walker & Dunlop, Inc.	43,938	2,236,884
Washington Federal, Inc.	14,562	420,696
		16,447,463
Trading Companies and Distributors — 0.9%
Applied Industrial Technologies, Inc.	24,586	1,462,129
Rush Enterprises, Inc., Class A	34,478	1,441,525
Veritiv Corp.(1)	21,283	560,169
		3,463,823
Water Utilities — 0.1%
California Water Service Group	9,722	527,710
Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	15,781	700,045
Spok Holdings, Inc.	39,011	531,330
		1,231,375
TOTAL COMMON STOCKS (Cost $359,078,311)		378,459,670
TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $8,215,291), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $8,052,755)		8,051,178
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 6/30/25, valued at $1,375,849), at 1.25%, dated 3/29/19, due 4/1/19 (Delivery value $1,345,140)		1,345,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	5,005	5,005
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,401,183)		9,401,183
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $368,479,494)		387,860,853
OTHER ASSETS AND LIABILITIES — 0.1%		395,112
TOTAL NET ASSETS — 100.0%		$388,255,965

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	70	June 2019	$3,500	$5,403,300	$(5,949)

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	378,459,670	—	—
Temporary Cash Investments	5,005	9,396,178	—
	378,464,675	9,396,178	—
Liabilities
Other Financial Instruments
Futures Contracts	5,949	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
March 31, 2019

Small Company - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 1.0%
Aerojet Rocketdyne Holdings, Inc.(1)	57,760	2,052,213
Curtiss-Wright Corp.	27,645	3,133,284
Ducommun, Inc.(1)	4,635	201,715
Vectrus, Inc.(1)	28,912	768,770
		6,155,982
Air Freight and Logistics — 0.2%
Hub Group, Inc., Class A(1)	26,997	1,102,827
Banks — 6.8%
Bancorp, Inc. (The)(1)	318,153	2,570,676
Bank of NT Butterfield & Son Ltd. (The)	107,076	3,841,887
Banner Corp.	56,509	3,061,093
Boston Private Financial Holdings, Inc.	71,987	788,977
Bryn Mawr Bank Corp.	9,219	333,082
Camden National Corp.	14,469	603,647
Central Pacific Financial Corp.	129,334	3,729,993
Enterprise Financial Services Corp.	64,105	2,613,561
Financial Institutions, Inc.	59,984	1,630,365
First Citizens BancShares, Inc., Class A	7,451	3,034,047
First Financial Corp.	3,257	136,794
First Merchants Corp.	78,660	2,898,621
Franklin Financial Network, Inc.	51,912	1,505,967
Independent Bank Corp.	124,546	2,677,739
International Bancshares Corp.	104,880	3,988,586
Lakeland Bancorp, Inc.	30,371	453,439
OFG Bancorp	119,613	2,367,141
Renasant Corp.	37,828	1,280,478
United Community Banks, Inc.	155,703	3,881,676
		41,397,769
Biotechnology — 4.7%
Acorda Therapeutics, Inc.(1)	91,389	1,214,560
Akebia Therapeutics, Inc.(1)	91,108	746,174
AMAG Pharmaceuticals, Inc.(1)	8,601	110,781
Anika Therapeutics, Inc.(1)	15,827	478,608
Arrowhead Pharmaceuticals, Inc.(1)	28,872	529,801
BioSpecifics Technologies Corp.(1)	19,834	1,236,253
CareDx, Inc.(1)	45,863	1,445,602
Exelixis, Inc.(1)	60,296	1,435,045
Genomic Health, Inc.(1)	27,784	1,946,269
Halozyme Therapeutics, Inc.(1)	118,027	1,900,235
Inovio Pharmaceuticals, Inc.(1)	60,524	225,755
Ironwood Pharmaceuticals, Inc.(1)	102,826	1,391,236
Ligand Pharmaceuticals, Inc.(1)	11,465	1,441,265
Myriad Genetics, Inc.(1)	63,525	2,109,030

Pieris Pharmaceuticals, Inc.(1)	400,012	1,340,040
Prothena Corp. plc(1)	106,286	1,289,249
Puma Biotechnology, Inc.(1)	41,450	1,607,845
REGENXBIO, Inc.(1)	25,879	1,483,125
Vanda Pharmaceuticals, Inc.(1)	59,352	1,092,077
Veracyte, Inc.(1)	75,838	1,897,467
Vericel Corp.(1)	83,960	1,470,140
Voyager Therapeutics, Inc.(1)	99,004	1,894,937
		28,285,494
Building Products — 0.4%
Patrick Industries, Inc.(1)	59,454	2,694,455
Capital Markets — 1.2%
Blucora, Inc.(1)	106,895	3,568,155
Piper Jaffray Cos.	16,110	1,173,291
Waddell & Reed Financial, Inc., Class A	118,362	2,046,479
Westwood Holdings Group, Inc.	11,300	398,551
		7,186,476
Chemicals — 0.7%
FutureFuel Corp.	25,628	343,415
Hawkins, Inc.	3,150	116,014
Innophos Holdings, Inc.	17,579	529,831
Kraton Corp.(1)	80,320	2,584,698
OMNOVA Solutions, Inc.(1)	96,783	679,417
Tredegar Corp.	12,910	208,367
		4,461,742
Commercial Services and Supplies — 2.6%
Herman Miller, Inc.	112,580	3,960,565
Kimball International, Inc., Class B	10,124	143,153
Knoll, Inc.	153,807	2,908,490
McGrath RentCorp	20,802	1,176,769
Steelcase, Inc., Class A	224,634	3,268,425
Tetra Tech, Inc.	69,218	4,124,701
		15,582,103
Communications Equipment — 2.5%
Aerohive Networks, Inc.(1)	30,797	139,511
Ciena Corp.(1)	125,479	4,685,386
Comtech Telecommunications Corp.	17,927	416,265
Lumentum Holdings, Inc.(1)	23,647	1,337,001
Plantronics, Inc.	51,235	2,362,446
Quantenna Communications, Inc.(1)	186,761	4,543,895
Viavi Solutions, Inc.(1)	142,619	1,765,623
		15,250,127
Construction and Engineering — 1.7%
Comfort Systems USA, Inc.	75,707	3,966,290
EMCOR Group, Inc.	62,966	4,601,555
Great Lakes Dredge & Dock Corp.(1)	118,352	1,054,516
MasTec, Inc.(1)	11,906	572,679
		10,195,040

Consumer Finance — 1.3%
Enova International, Inc.(1)	159,073	3,630,046
Green Dot Corp., Class A(1)	67,135	4,071,738
		7,701,784
Distributors — 0.7%
Core-Mark Holding Co., Inc.	107,371	3,986,685
Diversified Consumer Services — 0.9%
American Public Education, Inc.(1)	44,496	1,340,220
Career Education Corp.(1)	20,577	339,932
K12, Inc.(1)	112,624	3,843,857
		5,524,009
Diversified Financial Services — 0.4%
On Deck Capital, Inc.(1)	499,698	2,708,363
Diversified Telecommunication Services†
Ooma, Inc.(1)	17,295	228,986
Electric Utilities — 0.7%
ALLETE, Inc.	11,641	957,239
Otter Tail Corp.	36,730	1,829,889
PNM Resources, Inc.	26,014	1,231,503
		4,018,631
Electrical Equipment — 2.5%
Allied Motion Technologies, Inc.	6,902	237,291
Atkore International Group, Inc.(1)	164,064	3,532,298
AZZ, Inc.	78,402	3,208,994
Encore Wire Corp.	56,562	3,236,477
Generac Holdings, Inc.(1)	91,357	4,680,219
		14,895,279
Electronic Equipment, Instruments and Components — 2.4%
Insight Enterprises, Inc.(1)	65,822	3,624,159
PC Connection, Inc.	34,166	1,252,867
Sanmina Corp.(1)	29,359	847,007
ScanSource, Inc.(1)	40,642	1,455,796
Tech Data Corp.(1)	46,838	4,796,680
Vishay Precision Group, Inc.(1)	84,050	2,875,351
		14,851,860
Energy Equipment and Services — 1.9%
Basic Energy Services, Inc.(1)	26,033	98,925
Exterran Corp.(1)	51,085	860,782
Helix Energy Solutions Group, Inc.(1)	488,787	3,866,305
ION Geophysical Corp.(1)	9,213	133,036
Matrix Service Co.(1)	162,265	3,177,149
ProPetro Holding Corp.(1)	21,919	494,054
SEACOR Holdings, Inc.(1)	70,824	2,994,439
		11,624,690
Entertainment — 1.1%
Glu Mobile, Inc.(1)	398,406	4,358,562
IMAX Corp.(1)	96,653	2,192,090
		6,550,652

Equity Real Estate Investment Trusts (REITs) — 5.5%
American Assets Trust, Inc.	54,979	2,521,337
Americold Realty Trust	24,954	761,347
Bluerock Residential Growth REIT, Inc.	11,954	128,864
CareTrust REIT, Inc.	173,392	4,067,776
Chesapeake Lodging Trust	58,605	1,629,805
CoreCivic, Inc.	64,534	1,255,186
GEO Group, Inc. (The)	165,855	3,184,416
Industrial Logistics Properties Trust	36,262	731,405
Lexington Realty Trust	408,242	3,698,672
LTC Properties, Inc.	48,589	2,225,376
New Senior Investment Group, Inc.	52,451	285,858
PS Business Parks, Inc.	25,121	3,939,726
RLJ Lodging Trust	225,115	3,955,271
Sunstone Hotel Investors, Inc.	138,092	1,988,525
Tanger Factory Outlet Centers, Inc.	43,712	917,078
Whitestone REIT	158,344	1,903,295
		33,193,937
Food and Staples Retailing — 0.1%
Natural Grocers by Vitamin Cottage, Inc.(1)	16,471	196,828
Smart & Final Stores, Inc.(1)	45,437	224,459
		421,287
Food Products — 0.2%
Lancaster Colony Corp.	7,169	1,123,311
Health Care Equipment and Supplies — 5.1%
AngioDynamics, Inc.(1)	114,030	2,606,726
Atrion Corp.	371	325,990
Cardiovascular Systems, Inc.(1)	37,659	1,455,897
CONMED Corp.	52,915	4,401,470
Globus Medical, Inc., Class A(1)	96,916	4,788,619
Haemonetics Corp.(1)	43,847	3,835,736
Integer Holdings Corp.(1)	54,543	4,113,633
Meridian Bioscience, Inc.	20,987	369,581
OraSure Technologies, Inc.(1)	170,923	1,905,791
Orthofix Medical, Inc.(1)	11,134	628,069
Quidel Corp.(1)	13,042	853,860
STAAR Surgical Co.(1)	92,240	3,153,686
Surmodics, Inc.(1)	51,038	2,219,132
		30,658,190
Health Care Providers and Services — 2.6%
Amedisys, Inc.(1)	33,914	4,180,240
Brookdale Senior Living, Inc.(1)	299,645	1,971,664
CorVel Corp.(1)	8,315	542,471
Ensign Group, Inc. (The)	90,211	4,617,901
National HealthCare Corp.	33,484	2,540,766
Tivity Health, Inc.(1)	110,263	1,936,218
		15,789,260

Health Care Technology — 1.1%
Computer Programs & Systems, Inc.	101,575	3,015,762

HealthStream, Inc.(1)	128,029	3,592,494
		6,608,256
Hotels, Restaurants and Leisure — 1.8%
BJ's Restaurants, Inc.	68,273	3,227,948
Cheesecake Factory, Inc. (The)	64,085	3,135,038
International Speedway Corp., Class A	24,009	1,047,513
Ruth's Hospitality Group, Inc.	136,499	3,493,009
Town Sports International Holdings, Inc.(1)	58,694	279,383
		11,182,891
Household Durables — 0.3%
Hooker Furniture Corp.	10,333	297,900
ZAGG, Inc.(1)	194,953	1,768,224
		2,066,124
Insurance — 1.0%
James River Group Holdings Ltd.	19,744	791,340
National Western Life Group, Inc., Class A	1,439	377,694
Safety Insurance Group, Inc.	7,865	685,356
Stewart Information Services Corp.	96,258	4,109,254
		5,963,644
Interactive Media and Services — 1.5%
Care.com, Inc.(1)	191,627	3,786,549
Liberty TripAdvisor Holdings, Inc., Class A(1)	182,615	2,591,307
Meet Group, Inc. (The)(1)	154,629	777,784
QuinStreet, Inc.(1)	150,139	2,010,361
		9,166,001
Internet and Direct Marketing Retail — 0.7%
1-800-Flowers.com, Inc., Class A(1)	66,617	1,214,428
Liberty Expedia Holdings, Inc., Class A(1)	77,237	3,305,744
		4,520,172
IT Services — 2.2%
CACI International, Inc., Class A(1)	24,472	4,454,393
Carbonite, Inc.(1)	75,052	1,862,040
Endurance International Group Holdings, Inc.(1)	316,211	2,292,530
EVERTEC, Inc.	126,783	3,525,835
Science Applications International Corp.	13,788	1,060,987
		13,195,785
Leisure Products — 0.5%
MasterCraft Boat Holdings, Inc.(1)	129,636	2,925,885
Life Sciences Tools and Services — 1.2%
Medpace Holdings, Inc.(1)	66,760	3,936,837
NeoGenomics, Inc.(1)	165,557	3,387,296
		7,324,133
Machinery — 2.1%
Global Brass & Copper Holdings, Inc.	110,905	3,819,568
Harsco Corp.(1)	172,337	3,474,314
Miller Industries, Inc.	3,878	119,636
SPX Corp.(1)	32,260	1,122,326
SPX FLOW, Inc.(1)	36,289	1,157,619

TriMas Corp.(1)	93,185	2,816,983
		12,510,446
Media — 1.4%
Fluent, Inc.(1)	22,394	125,854
Gray Television, Inc.(1)	218,566	4,668,570
New Media Investment Group, Inc.	195,769	2,055,575
Nexstar Media Group, Inc., Class A	14,022	1,519,564
		8,369,563
Metals and Mining — 0.5%
Kaiser Aluminum Corp.	30,872	3,233,225

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Corp.	150,348	2,558,923
Western Asset Mortgage Capital Corp.	31,456	321,795
		2,880,718
Oil, Gas and Consumable Fuels — 2.9%
Arch Coal, Inc., Class A	43,462	3,966,777
CVR Energy, Inc.	87,010	3,584,812
Delek US Holdings, Inc.	75,041	2,732,993
Denbury Resources, Inc.(1)	754,854	1,547,450
Evolution Petroleum Corp.	62,617	422,665
Midstates Petroleum Co., Inc.(1)	54,479	532,260
NACCO Industries, Inc., Class A	52,946	2,023,596
Renewable Energy Group, Inc.(1)	128,598	2,824,012
		17,634,565
Paper and Forest Products — 0.7%
Boise Cascade Co.	48,479	1,297,298
Verso Corp., Class A(1)	136,464	2,923,059
		4,220,357
Personal Products — 0.7%
Medifast, Inc.	31,204	3,980,070
Pharmaceuticals — 1.8%
Collegium Pharmaceutical, Inc.(1)	83,035	1,257,150
Corcept Therapeutics, Inc.(1)	58,670	688,786
Horizon Pharma plc(1)	110,469	2,919,696
Innoviva, Inc.(1)	113,979	1,599,125
Pacira Pharmaceuticals, Inc.(1)	45,467	1,730,474
Phibro Animal Health Corp., Class A	31,934	1,053,822
Supernus Pharmaceuticals, Inc.(1)	46,799	1,639,837
		10,888,890
Professional Services — 3.3%
ASGN, Inc.(1)	68,059	4,321,066
Barrett Business Services, Inc.	23,682	1,831,329
BG Staffing, Inc.	78,308	1,710,247
Heidrick & Struggles International, Inc.	106,337	4,075,897
Insperity, Inc.	12,332	1,524,975
Kforce, Inc.	86,289	3,030,470
Korn Ferry	13,561	607,261

TrueBlue, Inc.(1)	115,637	2,733,659
		19,834,904
Real Estate Management and Development — 0.9%
HFF, Inc., Class A	78,501	3,748,423
Marcus & Millichap, Inc.(1)	46,488	1,893,456
RMR Group, Inc. (The), Class A	1,791	109,215
		5,751,094
Road and Rail — 2.5%
ArcBest Corp.	100,731	3,101,507
Covenant Transportation Group, Inc., Class A(1)	37,499	711,731
Marten Transport Ltd.	106,329	1,895,846
Saia, Inc.(1)	53,235	3,252,659
USA Truck, Inc.(1)	13,633	196,861
Werner Enterprises, Inc.	81,156	2,771,477
YRC Worldwide, Inc.(1)	451,558	3,020,923
		14,951,004
Semiconductors and Semiconductor Equipment — 2.8%
Cabot Microelectronics Corp.	13,372	1,497,129
Diodes, Inc.(1)	113,700	3,945,390
Lattice Semiconductor Corp.(1)	328,629	3,920,544
Nanometrics, Inc.(1)	108,213	3,341,617
NeoPhotonics Corp.(1)	55,183	347,101
Semtech Corp.(1)	80,914	4,119,332
		17,171,113
Software — 8.1%
ACI Worldwide, Inc.(1)	53,956	1,773,534
Appfolio, Inc., Class A(1)	19,139	1,519,637
Aspen Technology, Inc.(1)	13,743	1,432,845
Box, Inc., Class A(1)	135,399	2,614,555
ChannelAdvisor Corp.(1)	26,703	325,242
CommVault Systems, Inc.(1)	57,378	3,714,652
Cornerstone OnDemand, Inc.(1)	76,593	4,195,764
eGain Corp.(1)	48,802	509,981
Envestnet, Inc.(1)	38,161	2,495,348
Fair Isaac Corp.(1)	11,525	3,130,536
MobileIron, Inc.(1)	43,095	235,730
Model N, Inc.(1)	180,287	3,162,234
New Relic, Inc.(1)	17,367	1,714,123
Paylocity Holding Corp.(1)	57,098	5,092,571
Progress Software Corp.	100,158	4,444,010
QAD, Inc., Class A	2,819	121,414
SPS Commerce, Inc.(1)	40,925	4,340,505
Verint Systems, Inc.(1)	48,972	2,931,464
Workiva, Inc.(1)	25,696	1,302,787
Zendesk, Inc.(1)	37,258	3,166,930
Zix Corp.(1)	138,632	953,788
		49,177,650
Specialty Retail — 4.9%
American Eagle Outfitters, Inc.	208,023	4,611,870

Barnes & Noble Education, Inc.(1)	620,108	2,604,454
Citi Trends, Inc.	13,067	252,324
Conn's, Inc.(1)	106,478	2,434,087
Designer Brands, Inc.	140,079	3,112,555
Genesco, Inc.(1)	74,009	3,371,110
MarineMax, Inc.(1)	145,149	2,781,055
Murphy USA, Inc.(1)	19,054	1,631,403
Shoe Carnival, Inc.	98,565	3,354,167
Sleep Number Corp.(1)	74,036	3,479,692
Zumiez, Inc.(1)	83,104	2,068,459
		29,701,176
Technology Hardware, Storage and Peripherals — 0.3%
Immersion Corp.(1)	69,878	589,071
Pure Storage, Inc., Class A(1)	29,491	642,609
Stratasys Ltd.(1)	38,273	911,663
		2,143,343
Textiles, Apparel and Luxury Goods — 2.2%
Crocs, Inc.(1)	146,463	3,771,422
Deckers Outdoor Corp.(1)	35,531	5,222,702
Movado Group, Inc.	72,709	2,645,153
Vera Bradley, Inc.(1)	108,663	1,439,785
		13,079,062
Thrifts and Mortgage Finance — 4.3%
Essent Group Ltd.(1)	114,922	4,993,361
Flagstar Bancorp, Inc.	102,520	3,374,958
MGIC Investment Corp.(1)	301,249	3,973,474
NMI Holdings, Inc., Class A(1)	182,980	4,733,693
Radian Group, Inc.	221,555	4,595,051
Walker & Dunlop, Inc.	68,994	3,512,485
Washington Federal, Inc.	23,915	690,904
		25,873,926
Tobacco — 0.5%
Vector Group Ltd.	307,981	3,323,115
Trading Companies and Distributors — 0.9%
Applied Industrial Technologies, Inc.	38,084	2,264,855
Rush Enterprises, Inc., Class A	55,106	2,303,982
Veritiv Corp.(1)	35,009	921,437
		5,490,274
Water Utilities — 0.1%
California Water Service Group	16,167	877,545
Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	24,106	1,069,342
Spok Holdings, Inc.	56,316	767,024
		1,836,366
TOTAL COMMON STOCKS (Cost $574,018,447)		601,470,236

TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $5,085,185), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $4,984,576)		4,983,600
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 6/30/25, valued at $853,440), at 1.25%, dated 3/29/19, due 4/1/19 (Delivery value $833,087)		833,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,621	2,621
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,819,221)		5,819,221
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $579,837,668)		607,289,457
OTHER ASSETS AND LIABILITIES — (0.1)%		(747,835)
TOTAL NET ASSETS — 100.0%		$606,541,622

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	601,470,236	—	—
Temporary Cash Investments	2,621	5,816,600	—
	601,472,857	5,816,600	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Utilities Fund
March 31, 2019

Utilities - Schedule of Investments
MARCH 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Alternative Carriers — 0.9%
CenturyLink, Inc.	329,776	3,954,014
Application Software — 2.1%
j2 Global, Inc.	100,817	8,730,752
Electric Utilities — 42.3%
American Electric Power Co., Inc.	136,731	11,451,221
Duke Energy Corp.	92,498	8,324,820
Edison International	268,212	16,607,687
Entergy Corp.	191,395	18,303,104
Evergy, Inc.	72,194	4,190,862
Exelon Corp.	391,025	19,602,083
FirstEnergy Corp.	357,182	14,862,343
Hawaiian Electric Industries, Inc.	11,625	473,951
NextEra Energy, Inc.	32,403	6,264,148
OGE Energy Corp.	194,722	8,396,413
Pinnacle West Capital Corp.	132,346	12,649,631
PNM Resources, Inc.	21,508	1,018,189
Portland General Electric Co.	257,420	13,344,653
PPL Corp.	599,391	19,024,670
Southern Co. (The)	397,314	20,533,187
Spark Energy, Inc., Class A	75,350	671,368
		175,718,330
Gas Utilities — 5.1%
National Fuel Gas Co.	230,562	14,055,060
UGI Corp.	129,320	7,166,914
		21,221,974
Independent Power Producers and Energy Traders — 7.5%
AES Corp.	882,909	15,962,995
Atlantic Power Corp.(1)	34,334	86,522
NRG Energy, Inc.	317,874	13,503,287
Vistra Energy Corp.	68,794	1,790,708
		31,343,512
Integrated Telecommunication Services — 23.9%
AT&T, Inc.	1,561,375	48,964,720
Verizon Communications, Inc.	852,817	50,427,069
		99,391,789
Multi-Utilities — 15.3%
Ameren Corp.	151,868	11,169,891
Black Hills Corp.	17,134	1,269,115
CenterPoint Energy, Inc.	418,864	12,859,125
Consolidated Edison, Inc.	39,057	3,312,424
Dominion Energy, Inc.	82,286	6,308,045
DTE Energy Co.	71,739	8,948,723
MDU Resources Group, Inc.	94,340	2,436,802

NorthWestern Corp.	36,809	2,591,722
Public Service Enterprise Group, Inc.	183,276	10,888,427
Sempra Energy	28,818	3,627,034
		63,411,308
Wireless Telecommunication Services — 2.1%
Spok Holdings, Inc.	163,439	2,226,039
T-Mobile US, Inc.(1)	66,903	4,622,997
Telephone & Data Systems, Inc.	60,739	1,866,510
United States Cellular Corp.(1)	1,436	65,927
		8,781,473
TOTAL COMMON STOCKS (Cost $323,689,261)		412,553,152
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 9/30/19 - 2/15/44, valued at $1,435,945), in a joint trading account at 2.35%, dated 3/29/19, due 4/1/19 (Delivery value $1,407,535)		1,407,260
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 6/30/25, valued at $243,101), at 1.25%, dated 3/29/19, due 4/1/19 (Delivery value $235,024)		235,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	966	966
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,643,226)		1,643,226
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $325,332,487)		414,196,378
OTHER ASSETS AND LIABILITIES — 0.4%		1,493,712
TOTAL NET ASSETS — 100.0%		$415,690,090

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	412,553,152	—	—
Temporary Cash Investments	966	1,642,260	—
	412,554,118	1,642,260	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.